UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: February 28

Registrant is making a filing for 12 of its series:

Allspring Dynamic Target Today Fund, Allspring Dynamic Target 2015 Fund, Allspring Dynamic Target 2020 Fund, Allspring Dynamic Target 2025 Fund, Allspring Dynamic Target 2030 Fund, Allspring Dynamic Target 2035 Fund, Allspring Dynamic Target 2040 Fund, Allspring Dynamic Target 2045 Fund, Allspring Dynamic Target 2050 Fund, Allspring Dynamic Target 2055 Fund, Allspring Dynamic Target 2060 Fund and Allspring Dynamic Target 2065 Fund.

Date of reporting period: February 28, 2023

ITEM 1. REPORT TO STOCKHOLDERS

Annual Report
February 28, 2023
Target Date Retirement Funds
■	Allspring Dynamic Target Today Fund
■	Allspring Dynamic Target 2015 Fund
■	Allspring Dynamic Target 2020 Fund
■	Allspring Dynamic Target 2025 Fund
■	Allspring Dynamic Target 2030 Fund
■	Allspring Dynamic Target 2035 Fund
■	Allspring Dynamic Target 2040 Fund
■	Allspring Dynamic Target 2045 Fund
■	Allspring Dynamic Target 2050 Fund
■	Allspring Dynamic Target 2055 Fund
■	Allspring Dynamic Target 2060 Fund
■	Allspring Dynamic Target 2065 Fund

The views expressed and any forward-looking statements are as of February 28, 2023, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Target Date Retirement Funds  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this annual report for the Allspring Dynamic Target Date Funds for the 12-month period that ended February 28, 2023. Globally, stocks and bonds experienced heightened volatility and historically poor performance through the challenging period. Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were wiped away by the highest rate of inflation in four decades as well as the impact of ongoing aggressive central bank rate hikes and the prospect of more rate hikes. Compounding these concerns were the global reverberations of the Russia-Ukraine war and the impact of China’s strict COVID-19 lockdowns.
For the 12-month period, stocks and bonds––both domestic U.S. and global––suffered losses. For the period, U.S. stocks, based on the S&P 500 Index,1 returned -7.69%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -7.19%, while the MSCI EM Index (Net) (USD)3 had weaker performance, with a decline of 15.28%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -9.72%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 tumbled 16.69%, the Bloomberg Municipal Bond Index6 declined 5.10%, and the ICE BofA U.S. High Yield Index7 fell 5.46%.
The Russia-Ukraine war, high inflation, and central bank rate hikes rocked markets.
The Russian invasion of Ukraine in February 2022 continued to dominate the financial world in March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics. Major global stock indexes were down in February, along with global bonds overall, with heightened volatility in March and mixed results that favored U.S. large-cap stocks. Prices of commodities spiked, including crude oil, natural gas, wheat, and precious metals, on elevated concerns of supply shortages. All of this fueled inflation concerns and added to expectations of more aggressive central bank interest rate hikes. Sweeping sanctions against Russia and corporate pullouts contributed to market volatility. Despite the geopolitical turmoil, the U.S. economic outlook remained largely unchanged, with a healthy job market and signs of economic resilience accompanying higher prices.
“ The Russian invasion of Ukraine in February 2022 continued to dominate the financial world in March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.

2  |  Target Date Retirement Funds

Letter to shareholders (unaudited)
In April, market volatility continued, with deepening losses across major capital markets, as both the S&P 500 and MSCI ACWI (Net)1 fell 8% or more for the month. The Chinese economy struggled through a strict lockdown as the government tried to contain a major COVID-19 outbreak. The ensuing global ripple effect compounded existing supply shortages. This was exacerbated by the impact of the Russia-Ukraine war on global commodities. Meanwhile, U.S. annual inflation raged at 8.5%, its highest level since 1981, and investors braced themselves for aggressive Federal Reserve (Fed) monetary tightening moves.
Market volatility continued in May, although markets recovered ground late in the month. Value stocks continued to outperform growth stocks. The concerns that had dominated markets for months continued, including high inflation and geopolitical tensions that added to high crude oil, gasoline, and food prices. In response, the Fed raised the federal funds rate by 0.50%. Meanwhile, highly contagious COVID-19 variants persisted. However, labor markets in the U.S., the U.K., and Europe remained strong. U.S. retail sales for April, released in May, indicated a fourth consecutive monthly increase, reflecting continued consumer resilience.
In June, stocks posted further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the familiar factors: rising global inflation and fears of recession as central banks increased rates to try to curb soaring inflation. The Fed raised its short-term rate by another 0.75% in June. Meanwhile, the U.S. unemployment rate held firm at 3.6% and the housing market remained only marginally affected by sharply higher mortgage rates.
Markets rebounded in July, led by U.S. stocks. While evidence began to point to an economic slowdown after two consecutive quarters of declining gross domestic product (economic contraction), the U.S. labor market remained surprisingly robust: July nonfarm payrolls grew by more than 500,000 and U.S. unemployment dipped to 3.5%. Meanwhile, crude oil and retail gasoline prices, major contributors to recent overall inflation, fell substantially from earlier highs. And while U.S. home prices rose, home sales fell as houses became less affordable with mortgage rates at a 13-year high. The Fed raised the federal funds rate another 0.75% in July—to a range of 2.25% to 2.50%—and forecasts pointed to further rate hikes.
August was yet another broadly challenging month for financial markets, with more red ink flowing. High inflation persisted, cresting 9% in the eurozone on an annual basis and remaining above 8% in the U.S. despite the Fed’s aggressive monetary policy and a major drop in global crude oil and gasoline prices from their June peak. One positive note was the resilience of the U.S. job market. However, the Fed’s job was clearly not complete. One longer-term bright spot was the U.S. Congress’s passage of the Inflation Reduction Act.  Its primary stated goals include: to reduce inflation (though not immediately) by curbing the deficit, capping health care spending by seniors, and investing in domestic sources of clean energy.
The market misery continued in September. There was nowhere to hide as all asset classes suffered major losses at the hands of persistent inflation. Central banks kept up their battle against rapidly rising prices with more rate hikes. The strength of the U.S. dollar made things even more difficult for investors holding assets in other currencies. U.S. mortgage rates jumped to near 7% on 30-year fixed-rate mortgages; the decreased housing affordability began to cool demand somewhat. The U.K. experienced a sharp sell-off of government bonds and the British pound in September as investors panicked in response to a new government budget that was seen as financially unsound. The market meltdown forced the Bank of England (BoE) to step in and buy long-dated government bonds.
“ In June, stocks posted further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the familiar factors: rising global inflation and fears of recession as central banks increased rates to try to curb soaring inflation.”

[1]	The MSCI ACWI (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index.

Target Date Retirement Funds  |  3

Letter to shareholders (unaudited)
Equities had a reprieve in October after two months of sharp declines. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K., which led to a second prime ministerial change in six weeks, as Rishi Sunak replaced Liz Truss in late October. Concerns over Europe’s energy crisis eased thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices, as unemployment stood at 3.7%, near a record low.
Stocks and bonds rallied in November, with emerging market equities gaining nearly 15% and developed market equities returning 7%. The S&P 500 Index rose 5.6% in November. Bonds also had positive monthly returns. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, hopes rose for an easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, we began to see signs of a possible decline in inflationary pressures as U.S. inflation moderated, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.
Financial markets cooled in December, with U.S. equities posting negative overall results in response to a weakening U.S. dollar. Fixed income securities ended one of their worst years ever with flat overall monthly returns as markets weighed the hopes for an end to the monetary tightening cycle with the reality that central banks had not completed their jobs yet. U.S. Consumer Price Index (CPI)1 data showed a strong consistent trend downward, which brought down the 12-month CPI to 6.5% in December from 9.1% in June. Other countries and regions reported still-high but declining inflation rates as the year winded down.
The year 2023 began with a broad rally across global equities and fixed income securities. Investor optimism rose in response to data indicating declining inflation rates and the reopening of China’s economy with the abrupt end to its zero-COVID-19 policy. The U.S. reported surprisingly strong job gains––employers added more than 500,000 jobs––and unemployment fell to 3.4%, the lowest level since 1969. Meanwhile, wage growth, seen as a potential contributor to ongoing high inflation, continued to moderate. All eyes remained fixed on the Fed and on how many additional rate hikes it will announce before reaching the peak (“terminal”) rate, expected to be above 5%. The 0.25% federal funds rate hike announced in January was the Fed’s smallest rate increase since March 2022.
Financial markets declined in February as investors responded unfavorably to resilient economic data. The takeaway: Central banks will likely continue their monetary tightening cycle for longer than markets had priced in. In this environment—where strong economic data is seen as bad news—the resilient U.S. labor market was seen as a negative while the inflation rate has not been falling quickly enough for the Fed, which raised interest rates by 0.25% in early February. Meanwhile, the BoE and the European Central Bank both raised rates by 0.50%. At this stage in the economic cycle, the overriding question remained: “What will central banks do?” In February, the answer appeared to be: “Move rates higher for longer.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

4  |  Target Date Retirement Funds

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

Target Date Retirement Funds  |  5

Allspring Dynamic Target Date Funds

Investment objective
Each Fund seeks total return over time, consistent with its strategic target allocation.
Manager
Allspring Funds Management, LLC
Subadviser
Allspring Global Investments, LLC
Portfolio managers
Kandarp R. Acharya, CFA®‡, FRM
Petros N. Bocray, CFA®‡, FRM
Travis Keshemberg, CFA®‡, CIPM, FRM#
The target date represents the year in which investors may likely begin withdrawing assets. The Funds gradually seek to reduce market risk as the target date approaches and after it arrives by decreasing equity exposure and increasing fixed income exposure. The principal value is not guaranteed at any time, including at the target date.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by each Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on each Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Each Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Funds are exposed to foreign investment risk, mortgage- and asset-backed securities risk, and smaller-company investment risk. Consult the Funds’ prospectus for additional information on these and other risks.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.
#	Mr. Keshemberg became a portfolio manager of the Funds on March 24, 2022.

6  |  Target Date Retirement Funds

Performance highlights (unaudited)
Allspring Dynamic Target Today Fund

Average annual total returns (%) as of February 28, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net [2]
Class A (WDYAX)	11-30-2015	-14.19	1.47	2.84	-8.93	2.68	3.68	2.28	0.60
Class C (WDYCX)	11-30-2015	-10.28	2.27	3.16	-9.28	2.27	3.16	3.03	1.35
Class R4 (WDYYX)	11-30-2015	–	–	–	-8.64	3.00	4.00	2.00	0.29
Class R6 (WDYZX)	11-30-2015	–	–	–	-8.50	3.15	4.16	1.85	0.14
Administrator Class (WDYDX)[3]	8-26-2022	–	–	–	-8.85	2.80	3.87	2.20	0.49
S&P Target Date Retirement Income Index[4]	–	–	–	–	-6.02	2.83	3.58 *	–	–
Dynamic Target Today Blended Index[5]	–	–	–	–	-8.18	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4, Class R6 and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.
*	Based on the inception date of the oldest Fund class.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.10% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 1.35% for Class C, 0.29% for Class R4 and 0.14% for Class R6 and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Class R6 shares, and includes the higher expenses applicable to the Administrator Class shares.
[4]	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
[5]	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix for additional information. You cannot invest directly in an index.

Target Date Retirement Funds  |  7

Performance highlights (unaudited)
Allspring Dynamic Target Today Fund (continued)

Growth of $10,000 investment as of February 28, 20231
[1]	The chart compares the performance of Class A shares since inception with the S&P Target Date Retirement Income Index and Dynamic Target Today Blended Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.
[2]	The inception date of the index is September 21, 2018.
Holdings (%) as of February 28, 2023[1]
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	29.44
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	18.80
Allspring Investment Grade Corporate Bond Portfolio	15.28
Allspring Strategic Retirement Bond Portfolio	9.96
Allspring Factor Enhanced International Equity Portfolio	9.82
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	4.71
Allspring U.S. REIT Portfolio	3.24
Allspring Factor Enhanced Emerging Markets Equity Portfolio	2.81
Allspring High Yield Corporate Bond Portfolio	2.51
Allspring Emerging Markets Bond Portfolio	2.50
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of February 28, 2023
	Neutral allocation	Effective allocation[1]
Bond Funds	60	66
Stock Funds	40	43
Effective Cash	0	(9)
[1]	Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

8  |  Target Date Retirement Funds

Performance highlights (unaudited)
Allspring Dynamic Target Today Fund (continued)

Volatility metrics as of February 28, 2023[1]
	Beta [2]	Standard deviation[3]	R-squared [4]
Class A	1.16	9.96	0.97
Class C	1.16	10.02	0.96
Class R4	1.17	10.00	0.97
Class R6	1.16	9.91	0.97
Administrator Class	1.16	9.97	0.97

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date Retirement Income Index over 36 months.
[2]	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.
[3]	Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.
[4]	R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

Target Date Retirement Funds  |  9

Performance highlights (unaudited)
Allspring Dynamic Target 2015 Fund

Average annual total returns (%) as of February 28, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net [2]
Class A (WDTAX)	11-30-2015	-13.90	1.80	3.49	-8.64	3.01	4.34	2.41	0.60
Class C (WDTCX)	11-30-2015	-9.92	2.64	3.83	-8.92	2.64	3.83	3.16	1.35
Class R4 (WDTYX)	11-30-2015	–	–	–	-8.55	3.27	4.61	2.13	0.29
Class R6 (WDTZX)	11-30-2015	–	–	–	-8.16	3.48	4.81	1.98	0.14
Administrator Class (WDFDX)[3]	8-26-2022	–	–	–	-8.47	3.14	4.53	2.33	0.49
S&P Target Date 2015 Index[4]	–	–	–	–	-6.11	3.63	4.68 *	–	–
Dynamic Target 2015 Blended Index[5]	–	–	–	–	-8.08	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4, Class R6 and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.
*	Based on the inception date of the oldest Fund class.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.10% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 1.35% for Class C, 0.29% for Class R4 and 0.14% for Class R6 and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Class R6 shares, and includes the higher expenses applicable to the Administrator Class shares.
[4]	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
[5]	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix for additional information. You cannot invest directly in an index.

10  |  Target Date Retirement Funds

Performance highlights (unaudited)
Allspring Dynamic Target 2015 Fund (continued)

Growth of $10,000 investment as of February 28, 20231
[1]	The chart compares the performance of Class A shares since inception with the S&P Target Date 2015 Index and Dynamic Target 2015 Blended Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.
[2]	The inception date of the index is September 21, 2018.
Holdings (%) as of February 28, 2023[1]
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	27.47
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	21.07
Allspring Investment Grade Corporate Bond Portfolio	14.25
Allspring Factor Enhanced International Equity Portfolio	10.99
Allspring Strategic Retirement Bond Portfolio	9.30
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	5.28
Allspring U.S. REIT Portfolio	3.64
Allspring Factor Enhanced Emerging Markets Equity Portfolio	3.17
Allspring High Yield Corporate Bond Portfolio	2.34
Allspring Emerging Markets Bond Portfolio	2.33
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of February 28, 2023
	Neutral allocation	Effective allocation[1]
Bond Funds	55	62
Stock Funds	45	47
Effective Cash	0	(9)
[1]	Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

Target Date Retirement Funds  |  11

Performance highlights (unaudited)
Allspring Dynamic Target 2015 Fund (continued)

Volatility metrics as of February 28, 2023[1]
	Beta [2]	Standard deviation[3]	R-squared [4]
Class A	1.05	10.90	0.97
Class C	1.06	10.97	0.97
Class R4	1.05	10.92	0.97
Class R6	1.05	10.89	0.97
Administrator Class	1.05	10.92	0.97

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2015 Index over 36 months.
[2]	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.
[3]	Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.
[4]	R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

12  |  Target Date Retirement Funds

Performance highlights (unaudited)
Allspring Dynamic Target 2020 Fund

Average annual total returns (%) as of February 28, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net [2]
Class A (WDTDX)	11-30-2015	-14.15	2.11	4.02	-8.89	3.33	4.87	2.09	0.60
Class C (WDTEX)	11-30-2015	-10.26	2.86	4.31	-9.26	2.86	4.31	2.84	1.35
Class R4 (WDTGX)	11-30-2015	–	–	–	-8.65	3.63	5.18	1.81	0.29
Class R6 (WDTHX)	11-30-2015	–	–	–	-8.51	3.78	5.34	1.66	0.14
Administrator Class (WDDTX)[3]	8-26-2022	–	–	–	-8.86	3.43	5.05	2.01	0.49
S&P Target Date 2020 Index[4]	–	–	–	–	-6.31	3.72	5.01 *	–	–
Dynamic Target 2020 Blended Index[5]	–	–	–	–	-7.98	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4, Class R6 and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.
*	Based on the inception date of the oldest Fund class.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.10% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 1.35% for Class C, 0.29% for Class R4 and 0.14% for Class R6 and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Class R6 shares, and includes the higher expenses applicable to the Administrator Class shares.
[4]	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
[5]	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix for additional information. You cannot invest directly in an index.

Target Date Retirement Funds  |  13

Performance highlights (unaudited)
Allspring Dynamic Target 2020 Fund (continued)

Growth of $10,000 investment as of February 28, 20231
[1]	The chart compares the performance of Class A shares since inception with the S&P Target Date 2020 Index and Dynamic Target 2020 Blended Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.
[2]	The inception date of the index is September 21, 2018.
Holdings (%) as of February 28, 2023[1]
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	24.66
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	23.68
Allspring Factor Enhanced International Equity Portfolio	12.85
Allspring Investment Grade Corporate Bond Portfolio	12.30
Allspring Strategic Retirement Bond Portfolio	8.02
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	6.18
Allspring U.S. REIT Portfolio	4.23
Allspring Factor Enhanced Emerging Markets Equity Portfolio	3.64
Allspring High Yield Corporate Bond Portfolio	2.02
Allspring Emerging Markets Bond Portfolio	2.01
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of February 28, 2023
	Neutral allocation	Effective allocation[1]
Bond Funds	48	54
Stock Funds	52	55
Effective Cash	0	(9)
[1]	Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

14  |  Target Date Retirement Funds

Performance highlights (unaudited)
Allspring Dynamic Target 2020 Fund (continued)

Volatility metrics as of February 28, 2023[1]
	Beta [2]	Standard deviation[3]	R-squared [4]
Class A	1.04	11.77	0.97
Class C	1.04	11.84	0.97
Class R4	1.04	11.78	0.97
Class R6	1.04	11.74	0.97
Administrator Class	1.04	11.77	0.97

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2020 Index over 36 months.
[2]	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.
[3]	Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.
[4]	R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

Target Date Retirement Funds  |  15

Performance highlights (unaudited)
Allspring Dynamic Target 2025 Fund

Average annual total returns (%) as of February 28, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net [2]
Class A (WDTIX)	11-30-2015	-13.30	2.82	4.79	-8.02	4.04	5.65	1.46	0.60
Class C (WDTJX)	11-30-2015	-7.24	4.08	5.43	-6.24	4.08	5.43	2.21	1.35
Class R4 (WDTLX)	11-30-2015	–	–	–	-7.78	4.32	5.95	1.18	0.29
Class R6 (WDTMX)	11-30-2015	–	–	–	-7.63	4.49	6.11	1.03	0.14
Administrator Class (WDETX)[3]	8-26-2022	–	–	–	-7.98	4.15	5.82	1.38	0.49
S&P Target Date 2025 Index[4]	–	–	–	–	-6.05	4.35	5.75 *	–	–
Dynamic Target 2025 Blended Index[5]	–	–	–	–	-7.82	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4, Class R6 and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.
*	Based on the inception date of the oldest Fund class.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.11% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 1.35% for Class C, 0.29% for Class R4 and 0.14% for Class R6 and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Class R6 shares, and includes the higher expenses applicable to the Administrator Class shares.
[4]	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
[5]	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix for additional information. You cannot invest directly in an index.

16  |  Target Date Retirement Funds

Performance highlights (unaudited)
Allspring Dynamic Target 2025 Fund (continued)

Growth of $10,000 investment as of February 28, 20231
[1]	The chart compares the performance of Class A shares since inception with the S&P Target Date 2025 Index and Dynamic Target 2025 Blended Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.
[2]	The inception date of the index is September 21, 2018.
Holdings (%) as of February 28, 2023[1]
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	29.20
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	20.07
Allspring Factor Enhanced International Equity Portfolio	15.71
Allspring Investment Grade Corporate Bond Portfolio	10.41
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	7.33
Allspring Strategic Retirement Bond Portfolio	5.05
Allspring Factor Enhanced Emerging Markets Equity Portfolio	4.47
Allspring U.S. REIT Portfolio	3.69
Allspring High Yield Corporate Bond Portfolio	1.70
Allspring Emerging Markets Bond Portfolio	1.70
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of February 28, 2023
	Neutral allocation	Effective allocation[1]
Bond Funds	39	45
Stock Funds	61	64
Effective Cash	0	(9)
[1]	Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

Target Date Retirement Funds  |  17

Performance highlights (unaudited)
Allspring Dynamic Target 2025 Fund (continued)

Volatility metrics as of February 28, 2023[1]
	Beta [2]	Standard deviation[3]	R-squared [4]
Class A	1.02	12.95	0.97
Class C	1.02	12.97	0.96
Class R4	1.02	12.90	0.97
Class R6	1.02	12.97	0.97
Administrator Class	1.02	12.97	0.97

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2025 Index over 36 months.
[2]	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.
[3]	Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.
[4]	R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

18  |  Target Date Retirement Funds

Performance highlights (unaudited)
Allspring Dynamic Target 2030 Fund

Average annual total returns (%) as of February 28, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net [2]
Class A (WDTNX)	11-30-2015	-12.36	3.54	5.56	-7.03 ♠	4.77	6.43	1.53	0.60
Class C (WDTOX)	11-30-2015	-8.31	4.33	5.86	-7.31	4.33	5.86	2.28	1.35
Class R4 (WDTQX)	11-30-2015	–	–	–	-6.77	5.09	6.74	1.25	0.29
Class R6 (WDTSX)	11-30-2015	–	–	–	-6.63 ♠	5.24	6.90	1.10	0.14
Administrator Class (WDFTX)[3]	8-26-2022	–	–	–	-6.90	4.91	6.62	1.45	0.49
S&P Target Date 2030 Index[4]	–	–	–	–	-6.16	4.82	6.37 *	–	–
Dynamic Target 2030 Blended Index[5]	–	–	–	–	-7.59	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4, Class R6 and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.
♠	Total return differs from the return in the Financial Highlights in this report. The total return presented is calculated based on the Net Asset Value (NAV) at which the shareholder transactions were processed. The NAV and total return presented in the Financial Highlights reflects certain adjustments made to the net assets of the Fund that are necessary under U.S. generally accepted accounting principles.
*	Based on the inception date of the oldest Fund class.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.12% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 1.35% for Class C, 0.29% for Class R4 and 0.14% for Class R6 and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Class R6 shares, and includes the higher expenses applicable to the Administrator Class shares.
[4]	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
[5]	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix for additional information. You cannot invest directly in an index.

Target Date Retirement Funds  |  19

Performance highlights (unaudited)
Allspring Dynamic Target 2030 Fund (continued)

Growth of $10,000 investment as of February 28, 20231
[1]	The chart compares the performance of Class A shares since inception with the S&P Target Date 2030 Index and Dynamic Target 2030 Blended Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.
[2]	The inception date of the index is September 21, 2018.
Holdings (%) as of February 28, 2023[1]
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	35.15
Allspring Factor Enhanced International Equity Portfolio	19.56
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	16.19
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	8.86
Allspring Investment Grade Corporate Bond Portfolio	8.42
Allspring Factor Enhanced Emerging Markets Equity Portfolio	5.61
Allspring U.S. REIT Portfolio	2.00
Allspring Strategic Retirement Bond Portfolio	1.86
Allspring High Yield Corporate Bond Portfolio	1.36
Allspring Emerging Markets Bond Portfolio	1.36
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of February 28, 2023
	Neutral allocation	Effective allocation[1]
Bond Funds	29	35
Stock Funds	71	74
Effective Cash	0	(9)
[1]	Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

20  |  Target Date Retirement Funds

Performance highlights (unaudited)
Allspring Dynamic Target 2030 Fund (continued)

Volatility metrics as of February 28, 2023[1]
	Beta [2]	Standard deviation[3]	R-squared [4]
Class A	0.97	14.03	0.96
Class C	0.97	14.07	0.96
Class R4	0.97	13.99	0.96
Class R6	0.97	14.02	0.96
Administrator Class	0.97	14.01	0.96

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2030 Index over 36 months.
[2]	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.
[3]	Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.
[4]	R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

Target Date Retirement Funds  |  21

Performance highlights (unaudited)
Allspring Dynamic Target 2035 Fund

Average annual total returns (%) as of February 28, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net [2]
Class A (WDTTX)	11-30-2015	-12.21	3.83	5.98	-6.88	5.07	6.85	1.61	0.60
Class C (WDCTX)	11-30-2015	-7.40	4.86	6.45	-6.40 ♠	4.86	6.45	2.36	1.35
Class R4 (WDTVX)	11-30-2015	–	–	–	-6.64	5.38	7.17	1.33	0.29
Class R6 (WDTWX)	11-30-2015	–	–	–	-6.50	5.54	7.33	1.18	0.14
Administrator Class (WDGTX)[3]	8-26-2022	–	–	–	-6.85	5.20	7.04	1.53	0.49
S&P Target Date 2035 Index[4]	–	–	–	–	-6.33	5.33	7.00 *	–	–
Dynamic Target 2035 Blended Index[5]	–	–	–	–	-7.42	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4, Class R6 and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.
♠	Total return differs from the return in the Financial Highlights in this report. The total return presented is calculated based on the Net Asset Value (NAV) at which the shareholder transactions were processed. The NAV and total return presented in the Financial Highlights reflects certain adjustments made to the net assets of the Fund that are necessary under U.S. generally accepted accounting principles.
*	Based on the inception date of the oldest Fund class.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.12% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 1.35% for Class C, 0.29% for Class R4 and 0.14% for Class R6 and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Class R6 shares, and includes the higher expenses applicable to the Administrator Class shares.
[4]	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
[5]	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix for additional information. You cannot invest directly in an index.

22  |  Target Date Retirement Funds

Performance highlights (unaudited)
Allspring Dynamic Target 2035 Fund (continued)

Growth of $10,000 investment as of February 28, 20231
[1]	The chart compares the performance of Class A shares since inception with the S&P Target Date 2035 Index and Dynamic Target 2035 Blended Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.
[2]	The inception date of the index is September 21, 2018.
Holdings (%) as of February 28, 2023[1]
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	38.85
Allspring Factor Enhanced International Equity Portfolio	22.63
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	12.94
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	9.81
Allspring Investment Grade Corporate Bond Portfolio	6.72
Allspring Factor Enhanced Emerging Markets Equity Portfolio	6.46
Allspring High Yield Corporate Bond Portfolio	1.09
Allspring Emerging Markets Bond Portfolio	1.09
Allspring U.S. REIT Portfolio	0.47
Allspring Strategic Retirement Bond Portfolio	0.35
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of February 28, 2023
	Neutral allocation	Effective allocation[1]
Bond Funds	22	28
Stock Funds	78	81
Effective Cash	0	(9)
[1]	Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

Target Date Retirement Funds  |  23

Performance highlights (unaudited)
Allspring Dynamic Target 2035 Fund (continued)

Volatility metrics as of February 28, 2023[1]
	Beta [2]	Standard deviation[3]	R-squared [4]
Class A	0.89	14.59	0.96
Class C	0.89	14.67	0.95
Class R4	0.89	14.62	0.96
Class R6	0.89	14.60	0.96
Administrator Class	0.89	14.58	0.96

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2035 Index over 36 months.
[2]	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.
[3]	Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.
[4]	R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

24  |  Target Date Retirement Funds

Performance highlights (unaudited)
Allspring Dynamic Target 2040 Fund

Average annual total returns (%) as of February 28, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net [2]
Class A (WTDAX)	11-30-2015	-12.35	3.77	6.03	-7.03 ♠	5.00	6.90	1.69	0.60
Class C (WTDCX)	11-30-2015	-8.40	4.60	6.38	-7.40	4.60	6.38	2.44	1.35
Class R4 (WTDEX)	11-30-2015	–	–	–	-6.68 ♠	5.32	7.24	1.41	0.29
Class R6 (WTDFX)	11-30-2015	–	–	–	-6.63 ♠	5.47	7.39	1.26	0.14
Administrator Class (WDHTX)[3]	8-26-2022	–	–	–	-6.90	5.14	7.11	1.61	0.49
S&P Target Date 2040 Index[4]	–	–	–	–	-6.33	5.73	7.46 *	–	–
Dynamic Target 2040 Blended Index[5]	–	–	–	–	-7.31	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4, Class R6 and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.
♠	Total return differs from the return in the Financial Highlights in this report. The total return presented is calculated based on the Net Asset Value (NAV) at which the shareholder transactions were processed. The NAV and total return presented in the Financial Highlights reflects certain adjustments made to the net assets of the Fund that are necessary under U.S. generally accepted accounting principles.
*	Based on the inception date of the oldest Fund class.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.12% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 1.35% for Class C, 0.29% for Class R4 and 0.14% for Class R6 and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Class R6 shares, and includes the higher expenses applicable to the Administrator Class shares.
[4]	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
[5]	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix for additional information. You cannot invest directly in an index.

Target Date Retirement Funds  |  25

Performance highlights (unaudited)
Allspring Dynamic Target 2040 Fund (continued)

Growth of $10,000 investment as of February 28, 20231
[1]	The chart compares the performance of Class A shares since inception with the S&P Target Date 2040 Index and Dynamic Target 2040 Blended Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.
[2]	The inception date of the index is September 21, 2018.
Holdings (%) as of February 28, 2023[1]
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	40.71
Allspring Factor Enhanced International Equity Portfolio	24.60
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	10.24
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	10.07
Allspring Factor Enhanced Emerging Markets Equity Portfolio	7.02
Allspring Investment Grade Corporate Bond Portfolio	5.22
Allspring High Yield Corporate Bond Portfolio	0.85
Allspring Emerging Markets Bond Portfolio	0.85
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of February 28, 2023
	Neutral allocation	Effective allocation[1]
Bond Funds	17	23
Stock Funds	83	86
Effective Cash	0	(9)
[1]	Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

Volatility metrics as of February 28, 2023[1]
	Beta [2]	Standard deviation[3]	R-squared [4]
Class A	0.86	15.26	0.96
Class C	0.87	15.37	0.95
Class R4	0.86	15.24	0.96
Class R6	0.86	15.23	0.96
Administrator Class	0.86	15.25	0.96

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2040 Index over 36 months.
[2]	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.
[3]	Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.
[4]	R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

26  |  Target Date Retirement Funds

Performance highlights (unaudited)
Allspring Dynamic Target 2045 Fund

Average annual total returns (%) as of February 28, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net [2]
Class A (WTDGX)	11-30-2015	-11.94	4.04	6.33	-6.53	5.29	7.21	1.85	0.60
Class C (WTDHX)	11-30-2015	-7.58	4.97	6.72	-6.58	4.97	6.72	2.60	1.35
Class R4 (WTDJX)	11-30-2015	–	–	–	-6.22	5.61	7.53	1.57	0.29
Class R6 (WTDKX)	11-30-2015	–	–	–	-6.06	5.78	7.70	1.42	0.14
Administrator Class (WDITX)[3]	8-26-2022	–	–	–	-6.41	5.43	7.41	1.77	0.49
S&P Target Date 2045 Index[4]	–	–	–	–	-6.23	5.96	7.76 *	–	–
Dynamic Target 2045 Blended Index[5]	–	–	–	–	-7.22	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4, Class R6 and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.
*	Based on the inception date of the oldest Fund class.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.13% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 1.35% for Class C, 0.29% for Class R4 and 0.14% for Class R6 and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Class R6 shares, and includes the higher expenses applicable to the Administrator Class shares.
[4]	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
[5]	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix for additional information. You cannot invest directly in an index.

Target Date Retirement Funds  |  27

Performance highlights (unaudited)
Allspring Dynamic Target 2045 Fund (continued)

Growth of $10,000 investment as of February 28, 20231
[1]	The chart compares the performance of Class A shares since inception with the S&P Target Date 2045 Index and Dynamic Target 2045 Blended Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.
[2]	The inception date of the index is September 21, 2018.
Holdings (%) as of February 28, 2023[1]
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	42.56
Allspring Factor Enhanced International Equity Portfolio	26.59
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	10.75
Allspring Factor Enhanced Emerging Markets Equity Portfolio	7.64
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	7.10
Allspring Investment Grade Corporate Bond Portfolio	3.69
Allspring High Yield Corporate Bond Portfolio	0.60
Allspring Emerging Markets Bond Portfolio	0.60
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of February 28, 2023
	Neutral allocation	Effective allocation[1]
Bond Funds	12	18
Stock Funds	88	91
Effective Cash	0	(9)
[1]	Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

Volatility metrics as of February 28, 2023[1]
	Beta [2]	Standard deviation[3]	R-squared [4]
Class A	0.87	16.02	0.96
Class C	0.87	16.16	0.96
Class R4	0.87	16.00	0.96
Class R6	0.87	16.01	0.96
Administrator Class	0.87	16.02	0.96

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2045 Index over 36 months.
[2]	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.
[3]	Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.
[4]	R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

28  |  Target Date Retirement Funds

Performance highlights (unaudited)
Allspring Dynamic Target 2050 Fund

Average annual total returns (%) as of February 28, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net [2]
Class A (WTDLX)	11-30-2015	-11.64	4.23	6.47	-6.28	5.48	7.34	2.16	0.60
Class C (WTDMX)	11-30-2015	-7.64	5.07	6.80	-6.64	5.07	6.80	2.91	1.35
Class R4 (WTDOX)	11-30-2015	–	–	–	-5.98	5.79	7.67	1.88	0.29
Class R6 (WTDPX)	11-30-2015	–	–	–	-5.84 ♠	5.94	7.82	1.73	0.14
Administrator Class (WDJTX)[3]	8-26-2022	–	–	–	-6.20	5.58	7.53	2.08	0.49
S&P Target Date 2050 Index[4]	–	–	–	–	-6.20	6.08	7.93 *	–	–
Dynamic Target 2050 Blended Index[5]	–	–	–	–	-7.14	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4, Class R6 and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.
♠	Total return differs from the return in the Financial Highlights in this report. The total return presented is calculated based on the Net Asset Value (NAV) at which the shareholder transactions were processed. The NAV and total return presented in the Financial Highlights reflects certain adjustments made to the net assets of the Fund that are necessary under U.S. generally accepted accounting principles.
*	Based on the inception date of the oldest Fund class.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.13% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 1.35% for Class C, 0.29% for Class R4 and 0.14% for Class R6 and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Class R6 shares, and includes the higher expenses applicable to the Administrator Class shares.
[4]	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
[5]	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix for additional information. You cannot invest directly in an index.

Target Date Retirement Funds  |  29

Performance highlights (unaudited)
Allspring Dynamic Target 2050 Fund (continued)

Growth of $10,000 investment as of February 28, 20231
[1]	The chart compares the performance of Class A shares since inception with the S&P Target Date 2050 Index and Dynamic Target 2050 Blended Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.
[2]	The inception date of the index is September 21, 2018.
Holdings (%) as of February 28, 2023[1]
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	44.70
Allspring Factor Enhanced International Equity Portfolio	28.38
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	11.19
Allspring Factor Enhanced Emerging Markets Equity Portfolio	8.22
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	4.13
Allspring Investment Grade Corporate Bond Portfolio	2.14
Allspring High Yield Corporate Bond Portfolio	0.35
Allspring Emerging Markets Bond Portfolio	0.35
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of February 28, 2023
	Neutral allocation	Effective allocation[1]
Bond Funds	7	13
Stock Funds	93	96
Effective Cash	0	(9)
[1]	Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

Volatility metrics as of February 28, 2023[1]
	Beta [2]	Standard deviation[3]	R-squared [4]
Class A	0.88	16.55	0.96
Class C	0.89	16.71	0.96
Class R4	0.88	16.56	0.96
Class R6	0.88	16.59	0.96
Administrator Class	0.88	16.61	0.96

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2050 Index over 36 months.
[2]	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.
[3]	Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.
[4]	R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

30  |  Target Date Retirement Funds

Performance highlights (unaudited)
Allspring Dynamic Target 2055 Fund

Average annual total returns (%) as of February 28, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net [2]
Class A (WTDQX)	11-30-2015	-11.42	4.34	6.54	-6.05	5.59	7.42	2.09	0.60
Class C (WTDRX)	11-30-2015	-7.21	5.23	6.92	-6.21	5.23	6.92	2.84	1.35
Class R4 (WTDTX)	11-30-2015	–	–	–	-5.82	5.91	7.74	1.81	0.29
Class R6 (WTDUX)	11-30-2015	–	–	–	-5.59	6.07	7.91	1.66	0.14
Administrator Class (WDKTX)[3]	8-26-2022	–	–	–	-5.94	5.72	7.62	2.01	0.49
S&P Target Date 2055 Index[4]	–	–	–	–	-6.14	6.12	8.03 *	–	–
Dynamic Target 2055 Blended Index[5]	–	–	–	–	-7.12	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4, Class R6 and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.
*	Based on the inception date of the oldest Fund class.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.13% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 1.35% for Class C, 0.29% for Class R4 and 0.14% for Class R6 and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Class R6 shares, and includes the higher expenses applicable to the Administrator Class shares.
[4]	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
[5]	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix for additional information. You cannot invest directly in an index.

Target Date Retirement Funds  |  31

Performance highlights (unaudited)
Allspring Dynamic Target 2055 Fund (continued)

Growth of $10,000 investment as of February 28, 20231
[1]	The chart compares the performance of Class A shares since inception with the S&P Target Date 2055 Index and Dynamic Target 2055 Blended Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.
[2]	The inception date of the index is September 21, 2018.
Holdings (%) as of February 28, 2023[1]
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	44.90
Allspring Factor Enhanced International Equity Portfolio	28.97
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	11.29
Allspring Factor Enhanced Emerging Markets Equity Portfolio	8.52
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	2.94
Allspring Investment Grade Corporate Bond Portfolio	1.53
Allspring High Yield Corporate Bond Portfolio	0.25
Allspring Emerging Markets Bond Portfolio	0.25
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of February 28, 2023
	Neutral allocation	Effective allocation [1]
Bond Funds	5	11
Stock Funds	95	98
Effective Cash	0	(9)
[1]	Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

Volatility metrics as of February 28, 2023[1]
	Beta [2]	Standard deviation[3]	R-squared [4]
Class A	0.87	16.60	0.96
Class C	0.88	16.77	0.96
Class R4	0.87	16.60	0.96
Class R6	0.87	16.60	0.96
Administrator Class	0.87	16.60	0.96

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2055 Index over 36 months.
[2]	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.
[3]	Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.
[4]	R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

32  |  Target Date Retirement Funds

Performance highlights (unaudited)
Allspring Dynamic Target 2060 Fund

Average annual total returns (%) as of February 28, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net [2]
Class A (WTDVX)	11-30-2015	-11.18	4.31	6.54	-5.79 ♠	5.56	7.41	2.21	0.60
Class C (WTDWX)	11-30-2015	-7.04	5.17	6.90	-6.04	5.17	6.90	2.96	1.35
Class R4 (WTDZX)	11-30-2015	–	–	–	-5.45	5.86	7.74	1.93	0.29
Class R6 (WTSZX)	11-30-2015	–	–	–	-5.40	6.03	7.90	1.78	0.14
Administrator Class (WDLTX)[3]	8-26-2022	–	–	–	-5.66	5.69	7.62	2.13	0.49
S&P Target Date 2055 Index[4]	–	–	–	–	-6.14	6.12	8.03 *	–	–
S&P Target Date 2060 Index**,4	–	–	–	–	-6.18	6.14	–	–	–
Dynamic Target 2060 Blended Index[5]	–	–	–	–	-7.12	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4, Class R6 and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.
♠	Total return differs from the return in the Financial Highlights in this report. The total return presented is calculated based on the Net Asset Value (NAV) at which the shareholder transactions were processed. The NAV and total return presented in the Financial Highlights reflects certain adjustments made to the net assets of the Fund that are necessary under U.S. generally accepted accounting principles.
*	Based on the inception date of the oldest Fund class.
**	The inception date of the index is May 31, 2016.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.13% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 1.35% for Class C, 0.29% for Class R4 and 0.14% for Class R6 and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Class R6 shares, and includes the higher expenses applicable to the Administrator Class shares.
[4]	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
[5]	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix for additional information. You cannot invest directly in an index.

Target Date Retirement Funds  |  33

Performance highlights (unaudited)
Allspring Dynamic Target 2060 Fund (continued)

Growth of $10,000 investment as of February 28, 20231
[1]	The chart compares the performance of Class A shares since inception with the S&P Target Date 2055 Index, S&P Target Date 2060 Index and Dynamic Target 2060 Blended Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.
[2]	The inception date of the index is May 31, 2016.
[3]	The inception date of the index is September 21, 2018.
Holdings (%) as of February 28, 2023[1]
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	44.66
Allspring Factor Enhanced International Equity Portfolio	28.69
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	11.22
Allspring Factor Enhanced Emerging Markets Equity Portfolio	8.47
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	2.91
Allspring Investment Grade Corporate Bond Portfolio	1.51
Allspring High Yield Corporate Bond Portfolio	0.25
Allspring Emerging Markets Bond Portfolio	0.25
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of February 28, 2023
	Neutral allocation	Effective allocation [1]
Bond Funds	5	11
Stock Funds	95	98
Effective Cash	0	(9)
[1]	Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

34  |  Target Date Retirement Funds

Performance highlights (unaudited)
Allspring Dynamic Target 2060 Fund (continued)

Volatility metrics as of February 28, 2023[1]
	Beta [2]	Standard deviation[3]	R-squared [4]
Class A	0.87	16.55	0.96
Class C	0.87	16.60	0.96
Class R4	0.87	16.50	0.96
Class R6	0.87	16.53	0.96
Administrator Class	0.87	16.53	0.96

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2060 Index over 36 months.
[2]	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.
[3]	Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.
[4]	R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

Target Date Retirement Funds  |  35

Performance highlights (unaudited)
Allspring Dynamic Target 2065 Fund

Average annual total returns (%) as of February 28, 2023
		Including sales charge	Excluding sales charge	Expense ratios[1] (%)
	Inception date	Since Inception	Since Inception	Gross	Net [2]
Class A (ADTAX)	9-13-2022	-2.74	3.19	0.89	0.60
Class C (ADTCX)	9-13-2022	1.84	2.84	1.64	1.35
Class R4 (ADTYX)	9-13-2022	-	3.33	0.61	0.29
Class R6 (ADTZX)	9-13-2022	-	3.43	0.46	0.14
Administrator Class (ADTDX)	9-13-2022	-	3.27 ♠	0.81	0.49
S&P Target Date 2065+ Index[3]	–	-	1.76	-	-
Dynamic Target 2065 Blended Index[4]	–	-	1.38	-	-
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4, Class R6 and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.
♠	Total return differs from the return in the Financial Highlights in this report. The total return presented is calculated based on the Net Asset Value (NAV) at which the shareholder transactions were processed. The NAV and total return presented in the Financial Highlights reflects certain adjustments made to the net assets of the Fund that are necessary under U.S. generally accepted accounting principles.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.13% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 1.35% for Class C, 0.29% for Class R4 and 0.14% for Class R6 and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
[4]	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is August 12, 2022. See Appendix for additional information. You cannot invest directly in an index.

36  |  Target Date Retirement Funds

Performance highlights (unaudited)
Allspring Dynamic Target 2065 Fund (continued)

Growth of $10,000 investment as of February 28, 20231
[1]	The chart compares the performance of Class A shares since inception with the S&P Target Date 2065+ Index and Dynamic Target 2065 Blended Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.
Holdings (%) as of February 28, 2023[1]
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	44.52
Allspring Factor Enhanced International Equity Portfolio	28.53
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	11.16
Allspring Factor Enhanced Emerging Markets Equity Portfolio	8.43
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	2.89
Allspring Investment Grade Corporate Bond Portfolio	1.50
Allspring High Yield Corporate Bond Portfolio	0.25
Allspring Emerging Markets Bond Portfolio	0.25
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of February 28, 2023
	Neutral allocation	Effective allocation[1]
Bond Funds	5	11
Stock Funds	95	98
Effective Cash	0	(9)
[1]	Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

Target Date Retirement Funds  |  37

Performance highlights (unaudited)
MANAGER’S DISCUSSION
Fund highlights
The Allspring Dynamic Target Date Funds seek to manage the asset allocation and risk profile of multi-asset-class funds for investors as they save for their target retirement date. The strategic asset allocations are designed to provide high levels of diversification across equity and fixed income investments. Our approach to portfolio construction helps investors make more aggressive allocations when they may be most beneficial while managing risks during bear markets through diversification.
The Dynamic Target Date Funds’ portfolio management team incorporates three levers as it seeks to manage investment risk over each Fund’s investment time horizon: tactical asset allocation, volatility management, and tail risk management. Tactical asset allocation, as a futures overlay, uses timely shifts toward assets with higher expected returns and is driven by the market outlook of the Allspring Systematic Edge team. Volatility management reduces exposure to risk assets in high-volatility markets and adds risk assets in low-volatility markets. Tail risk management uses institutional hedging techniques to mitigate risk during severe market downturns when a portfolio’s value falls to a specific level. Together, volatility management and tail risk management comprise the Funds’ dynamic risk-hedging (DRH) strategy.
Both global equity markets and fixed income markets produced negative results during the 12-month period.
Most years are a mix of stories. This past year was no exception. The invasion of Ukraine by Russia escalated quickly and persisted through the year with many twists. The West has imposed sanctions and tried to pivot toward other sources of energy beyond Russian gas and oil. The Chinese government continued its zero-COVID-19 policy much longer than many had hoped. This caused recurring supply-chain strains, shocks, and uncertainties. In a rapid about-face near year-end, China’s policymakers quickly eased COVID-19 restrictions, going from zero tolerance to full tolerance. They also pivoted toward hiking rates, and by March 2022, it seemed that every central bank (except Japan’s) was trying to regain credibility in fighting inflation after taking roughly a year to recognize that inflation might be a problem. The financial markets seemed to have a few different phases. Panic set in when it appeared that central bankers were not taking inflation seriously enough. Then, markets rallied when central bankers pivoted to hiking, showing they were indeed going to take inflation seriously. Panic set in again as central bankers appeared to be taking inflation too seriously. Now, as markets rally, they appear to be saying that policymakers are bluffing in their threats to continue hiking rates higher.
While well off its lows for the period, the U.S. large-cap Russell 1000® Index* fell 8.21% over the 12-month period that ended February 28, 2023, and the U.S. small-cap Russell 2000® Index** fell 6.02%; non-U.S. stocks provided little diversification as the MSCI ACWI ex USA Index (Net)*** fell 7.19% over the same period. Unfortunately, fixed income investments provided little ballast in the face of rising rates, and the Bloomberg U.S. Aggregate Bond Index† lost 9.72%. Longer-duration bonds experienced even more pain as the Bloomberg 20+ Year U.S. Treasury Index†† lost 25.54%.
Twelve Funds—each offering five share classes, including two classes with sales charges—comprise the Dynamic Target Date Fund series. For the 12-month period that ended February 28, 2023, each Allspring Dynamic Target Date Fund posted negative absolute returns, except Dynamic Target 2065 Fund. As equity outperformed fixed income over the period, the equity-heavy longer-dated Funds generated stronger absolute returns as a result of their smaller allocations to fixed income securities. The Funds produced mixed results relative to their benchmarks. The far-dated Funds tended to strongly outperform while the near-dated Funds tended to slightly underperform.

*	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index
**	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

*	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index
***	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index

*	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index
†	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

*	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index
††	The Bloomberg 20+ Year U.S. Treasury Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. You cannot invest directly in an index.

38  |  Target Date Retirement Funds

Performance highlights (unaudited)
MANAGER’S DISCUSSION (continued)
Over the period, the DRH overlay was the largest contributor to relative performance across the Fund series. Given the level of geopolitical, inflation, and market turmoil over the period, the strategy was frequently engaged over the trailing 12 months. The impact of the DRH overlay varies with the equity exposure in the underlying Fund; in the near-dated Funds, the overlay added about 100 basis points (bps; 100 bps equal 1.00%) to relative performance, while in the far-dated Funds it added nearly 300 bps to performance. Over the period, the Tactical Asset Allocation (TAA) overlay was the largest detractor from relative performance, reducing relative performance by about 127 bps on average. The TAA overlay was positioned with a bias toward pro-growth assets at the start of the period, which had a negative impact on performance. As the markets continued to decline, our TAA positioning became much more defensive and some of the earlier losses were recouped. Dollar weakness and the equity market rally in the fourth quarter of 2022 caused some positions to detract from performance. Fixed income positioning also detracted in January and February 2023.
Outlook
We expect a broader recession is likely coming in 2023 as the economy begins to feel the full, and lagged, effects of the aggressive Federal Reserve hikes. However, much asset repricing has already happened. While published earnings estimates have not fallen much, valuation metrics, including the price-to-earnings ratio, have experienced significant declines, with the S&P 500 price-to-earnings ratio dropping 30% over the course of 2022. Much more repricing has happened in emerging markets and smaller-cap companies. As markets are forward looking, it is possible that the big panic over an impending recession was already priced in during 2022.
We suspect the Great Inflation of 2022 is likely to give way to the Great Deceleration of 2023, with growth significantly slowing under the weight of tighter monetary policy. Inflation should also continue to decelerate. Looking at the quality of the credits and strength of corporate cash flows, there could be plenty of relative-value opportunities across markets in 2023 even if there are no glaring macro-level opportunities. In 2022, it was a tense start to the year with inflation hot and tensions high. For 2023, the temperature appears more tepid. Hope hinges on putting rate hikes on hold, strong employment numbers, and resilient corporate profit margins.

Target Date Retirement Funds  |  39

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2022 to February 28, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 9-1-2022	Ending account value 2-28-2023	Expenses paid during the period[1]	Annualized net expense ratio
Dynamic Target Today Fund
Class A
Actual	$1,000.00	$1,002.35	$2.98	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01	0.60%
Class C
Actual	$1,000.00	$ 999.44	$6.69	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$6.76	1.35%
Class R4
Actual	$1,000.00	$1,004.34	$1.44	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	$1.45	0.29%
Class R6
Actual	$1,000.00	$1,005.72	$0.70	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$0.70	0.14%
Administrator Class
Actual	$1,000.00	$1,003.67	$2.43	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.36	$2.46	0.49%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).

40  |  Target Date Retirement Funds

Fund expenses (unaudited)
	Beginning account value 9-1-2022	Ending account value 2-28-2023	Expenses paid during the period[1]	Annualized net expense ratio
Dynamic Target 2015 Fund
Class A
Actual	$1,000.00	$1,009.31	$2.99	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01	0.60%
Class C
Actual	$1,000.00	$1,006.23	$6.72	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$6.76	1.35%
Class R4
Actual	$1,000.00	$1,010.28	$1.45	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	$1.45	0.29%
Class R6
Actual	$1,000.00	$1,012.47	$0.70	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$0.70	0.14%
Administrator Class
Actual	$1,000.00	$1,010.71	$2.44	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.36	$2.46	0.49%
Dynamic Target 2020 Fund
Class A
Actual	$1,000.00	$1,013.54	$3.00	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01	0.60%
Class C
Actual	$1,000.00	$1,009.00	$6.72	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$6.76	1.35%
Class R4
Actual	$1,000.00	$1,014.42	$1.45	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	$1.45	0.29%
Class R6
Actual	$1,000.00	$1,015.87	$0.70	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$0.70	0.14%
Administrator Class
Actual	$1,000.00	$1,013.71	$2.40	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	$2.41	0.48%
Dynamic Target 2025 Fund
Class A
Actual	$1,000.00	$1,022.80	$3.01	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01	0.60%
Class C
Actual	$1,000.00	$1,027.02	$6.78	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$6.76	1.35%
Class R4
Actual	$1,000.00	$1,023.66	$1.46	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	$1.45	0.29%
Class R6
Actual	$1,000.00	$1,024.22	$0.70	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$0.70	0.14%
Administrator Class
Actual	$1,000.00	$1,022.11	$2.46	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.36	$2.46	0.49%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).

Target Date Retirement Funds  |  41

Fund expenses (unaudited)
	Beginning account value 9-1-2022	Ending account value 2-28-2023	Expenses paid during the period[1]	Annualized net expense ratio
Dynamic Target 2030 Fund
Class A
Actual	$1,000.00	$1,036.57	$3.03	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01	0.60%
Class C
Actual	$1,000.00	$1,033.07	$6.75	1.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$6.71	1.34%
Class R4
Actual	$1,000.00	$1,038.19	$1.47	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	$1.45	0.29%
Class R6
Actual	$1,000.00	$1,038.61	$0.71	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$0.70	0.14%
Administrator Class
Actual	$1,000.00	$1,037.40	$2.48	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.36	$2.46	0.49%
Dynamic Target 2035 Fund
Class A
Actual	$1,000.00	$1,044.27	$3.04	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01	0.60%
Class C
Actual	$1,000.00	$1,048.04	$6.86	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$6.76	1.35%
Class R4
Actual	$1,000.00	$1,045.76	$1.47	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	$1.45	0.29%
Class R6
Actual	$1,000.00	$1,046.19	$0.71	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$0.70	0.14%
Administrator Class
Actual	$1,000.00	$1,044.11	$2.48	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.36	$2.46	0.49%
Dynamic Target 2040 Fund
Class A
Actual	$1,000.00	$1,049.63	$3.05	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01	0.60%
Class C
Actual	$1,000.00	$1,046.89	$6.80	1.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$6.71	1.34%
Class R4
Actual	$1,000.00	$1,052.05	$1.48	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	$1.45	0.29%
Class R6
Actual	$1,000.00	$1,052.48	$0.71	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$0.70	0.14%
Administrator Class
Actual	$1,000.00	$1,051.23	$2.49	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.36	$2.46	0.49%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).

42  |  Target Date Retirement Funds

Fund expenses (unaudited)
	Beginning account value 9-1-2022	Ending account value 2-28-2023	Expenses paid during the period[1]	Annualized net expense ratio
Dynamic Target 2045 Fund
Class A
Actual	$1,000.00	$1,055.88	$3.01	0.59%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	$2.96	0.59%
Class C
Actual	$1,000.00	$1,058.12	$6.89	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$6.76	1.35%
Class R4
Actual	$1,000.00	$1,057.11	$1.48	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	$1.45	0.29%
Class R6
Actual	$1,000.00	$1,058.69	$0.71	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$0.70	0.14%
Administrator Class
Actual	$1,000.00	$1,056.51	$2.50	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.36	$2.46	0.49%
Dynamic Target 2050 Fund
Class A
Actual	$1,000.00	$1,060.12	$3.06	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01	0.60%
Class C
Actual	$1,000.00	$1,056.23	$6.83	1.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$6.71	1.34%
Class R4
Actual	$1,000.00	$1,061.67	$1.48	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	$1.45	0.29%
Class R6
Actual	$1,000.00	$1,062.05	$0.72	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$0.70	0.14%
Administrator Class
Actual	$1,000.00	$1,059.84	$2.50	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.36	$2.46	0.49%
Dynamic Target 2055 Fund
Class A
Actual	$1,000.00	$1,060.84	$3.07	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01	0.60%
Class C
Actual	$1,000.00	$1,061.18	$6.90	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$6.76	1.35%
Class R4
Actual	$1,000.00	$1,062.44	$1.48	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	$1.45	0.29%
Class R6
Actual	$1,000.00	$1,062.91	$0.72	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$0.70	0.14%
Administrator Class
Actual	$1,000.00	$1,060.84	$2.50	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.36	$2.46	0.49%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).

Target Date Retirement Funds  |  43

Fund expenses (unaudited)
	Beginning account value 9-1-2022	Ending account value 2-28-2023	Expenses paid during the period[1]	Annualized net expense ratio
Dynamic Target 2060 Fund
Class A
Actual	$1,000.00	$1,059.68	$3.06	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01	0.60%
Class C
Actual	$1,000.00	$1,056.41	$6.88	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$6.76	1.35%
Class R4
Actual	$1,000.00	$1,061.19	$1.48	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	$1.45	0.29%
Class R6
Actual	$1,000.00	$1,062.47	$0.56	0.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.55	0.11%
Administrator Class
Actual	$1,000.00	$1,060.39	$2.50	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.36	$2.46	0.49%
Dynamic Target 2065 Fund
Class A
Actual	$1,000.00	$1,031.92	$3.02	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01	0.60%
Class C
Actual	$1,000.00	$1,028.41	$6.79	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$6.76	1.35%
Class R4
Actual	$1,000.00	$1,033.29	$1.46	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	$1.45	0.29%
Class R6
Actual	$1,000.00	$1,034.26	$0.71	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$0.70	0.14%
Administrator Class
Actual	$1,000.00	$1,032.67	$2.47	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.36	$2.46	0.49%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).

44  |  Target Date Retirement Funds

Portfolio of investments—February 28, 2023
Dynamic Target Today Fund

		Value
Investment companies: 99.07%
Affiliated master portfolios: 99.07%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$ 18,771,284
Allspring Emerging Markets Bond Portfolio		1,595,821
Allspring Factor Enhanced Emerging Markets Equity Portfolio		1,790,444
Allspring Factor Enhanced International Equity Portfolio		6,265,644
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		11,989,554
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		3,004,195
Allspring High Yield Corporate Bond Portfolio		1,598,537
Allspring Investment Grade Corporate Bond Portfolio		9,742,977
Allspring Strategic Retirement Bond Portfolio		6,353,040
Allspring U.S. REIT Portfolio		2,064,433
Total Investment companies (Cost $45,137,365)		63,175,929
Total investments in securities (Cost $45,137,365)	99.07%	63,175,929
Other assets and liabilities, net	0.93	595,210
Total net assets	100.00%	$63,771,139
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	0.39%	7.20%	$ (622,192)	$ (427,174)	$ 273,162	$ 0	$ 12,151	$ 18,771,284
Allspring Emerging Markets Bond Portfolio	0.51	11.77	(45,885)	(23,529)	58,053	0	459	1,595,821
Allspring Factor Enhanced Emerging Markets Equity Portfolio	0.13	1.72	(111,159)	68,708	0	28,213	1,254	1,790,444
Allspring Factor Enhanced International Equity Portfolio	0.11	1.41	(4,957)	487,838	0	81,586	3,362	6,265,644
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	0.18	2.52	155,454	(383,149)	0	113,125	9,026	11,989,554
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	0.18	2.46	(74,517)	65,296	0	18,632	2,115	3,004,195
Allspring High Yield Corporate Bond Portfolio	0.52	11.76	(36,429)	(25,454)	55,536	0	444	1,598,537
Allspring Investment Grade Corporate Bond Portfolio	0.52	11.69	(412,059)	(145,506)	223,933	0	2,151	9,742,977
Allspring Strategic Retirement Bond Portfolio	1.07	21.95	(182,917)	(152,110)	70,410	0	960	6,353,040
Allspring U.S. REIT Portfolio	0.94	12.01	51,090	(208,081)	0	25,530	361	2,064,433
			$(1,283,571)	$(743,161)	$681,094	$267,086	$32,283	$63,175,929
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  45

Portfolio of investments—February 28, 2023
Dynamic Target Today Fund

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Australian Dollar Futures	19	3-13-2023	$ 1,312,874	$ 1,280,125	$ 0	$ (32,749)
Japanese Yen Futures	20	3-13-2023	1,960,712	1,839,875	0	(120,837)
E-Mini NASDAQ 100 Index	7	3-17-2023	1,781,462	1,690,115	0	(91,347)
FTSE 100 Index	14	3-17-2023	1,344,481	1,323,869	0	(20,612)
10-Year U.S. Treasury Notes	34	6-21-2023	3,798,439	3,796,313	0	(2,126)
Short
E-Mini S&P 500 Index	(6)	3-17-2023	(1,221,971)	(1,192,650)	29,321	0
					$29,321	$(267,671)
The accompanying notes are an integral part of these financial statements.

46  |  Target Date Retirement Funds

Portfolio of investments—February 28, 2023
Dynamic Target 2015 Fund

		Value
Investment companies: 99.84%
Affiliated master portfolios: 99.84%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$ 7,436,289
Allspring Emerging Markets Bond Portfolio		632,038
Allspring Factor Enhanced Emerging Markets Equity Portfolio		857,760
Allspring Factor Enhanced International Equity Portfolio		2,975,856
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		5,703,199
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		1,430,560
Allspring High Yield Corporate Bond Portfolio		632,881
Allspring Investment Grade Corporate Bond Portfolio		3,857,364
Allspring Strategic Retirement Bond Portfolio		2,516,874
Allspring U.S. REIT Portfolio		986,448
Total Investment companies (Cost $20,053,834)		27,029,269
Total investments in securities (Cost $20,053,834)	99.84%	27,029,269
Other assets and liabilities, net	0.16	43,081
Total net assets	100.00%	$27,072,350
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	0.32%	2.85%	$ (288,064)	$ (187,864)	$ 113,297	$ 0	$ 5,149	$ 7,436,289
Allspring Emerging Markets Bond Portfolio	0.43	4.66	(27,831)	(6,971)	24,520	0	192	632,038
Allspring Factor Enhanced Emerging Markets Equity Portfolio	0.13	0.83	(67,600)	32,714	0	16,585	628	857,760
Allspring Factor Enhanced International Equity Portfolio	0.11	0.67	2,898	188,295	0	47,546	1,684	2,975,856
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	0.19	1.20	147,268	(305,548)	0	60,690	4,488	5,703,199
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	0.19	1.17	(35,144)	18,645	0	10,567	1,059	1,430,560
Allspring High Yield Corporate Bond Portfolio	0.43	4.66	(19,130)	(11,427)	23,481	0	184	632,881
Allspring Investment Grade Corporate Bond Portfolio	0.43	4.63	(191,932)	(71,814)	94,090	0	883	3,857,364
Allspring Strategic Retirement Bond Portfolio	0.89	8.69	(79,261)	(70,925)	37,077	0	410	2,516,874
Allspring U.S. REIT Portfolio	1.00	5.74	43,833	(130,831)	0	15,110	179	986,448
			$(514,963)	$(545,726)	$292,465	$150,498	$14,856	$27,029,269
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  47

Portfolio of investments—February 28, 2023
Dynamic Target 2015 Fund

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Australian Dollar Futures	8	3-13-2023	$ 552,789	$ 539,000	$ 0	$ (13,789)
Japanese Yen Futures	9	3-13-2023	882,320	827,944	0	(54,376)
FTSE 100 Index	6	3-17-2023	576,206	567,372	0	(8,834)
Micro E-Mini NASDAQ 100 Index	28	3-17-2023	712,618	676,046	0	(36,572)
10-Year U.S. Treasury Notes	15	6-21-2023	1,675,782	1,674,844	0	(938)
Short
Micro E-Mini S&P 500 Index	(27)	3-17-2023	(549,844)	(536,693)	13,151	0
					$13,151	$(114,509)
The accompanying notes are an integral part of these financial statements.

48  |  Target Date Retirement Funds

Portfolio of investments—February 28, 2023
Dynamic Target 2020 Fund

		Value
Investment companies: 99.59%
Affiliated master portfolios: 99.59%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$ 32,508,825
Allspring Emerging Markets Bond Portfolio		2,763,429
Allspring Factor Enhanced Emerging Markets Equity Portfolio		4,998,743
Allspring Factor Enhanced International Equity Portfolio		17,641,973
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		33,858,876
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		8,483,683
Allspring High Yield Corporate Bond Portfolio		2,768,131
Allspring Investment Grade Corporate Bond Portfolio		16,878,075
Allspring Strategic Retirement Bond Portfolio		11,004,298
Allspring U.S. REIT Portfolio		5,812,375
Total Investment companies (Cost $115,927,178)		136,718,408
Total investments in securities (Cost $115,927,178)	99.59%	136,718,408
Other assets and liabilities, net	0.41	566,261
Total net assets	100.00%	$137,284,669
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	0.35%	12.47%	$ (1,129,256)	$ (525,090)	$ 449,478	$ 0	$ 19,299	$ 32,508,825
Allspring Emerging Markets Bond Portfolio	0.45	20.38	(69,992)	(30,002)	93,234	0	724	2,763,429
Allspring Factor Enhanced Emerging Markets Equity Portfolio	0.20	4.82	(289,480)	246,813	0	74,110	3,497	4,998,743
Allspring Factor Enhanced International Equity Portfolio	0.17	3.98	70,567	1,504,259	0	214,823	9,350	17,641,973
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	0.28	7.12	518,316	(1,016,552)	0	309,991	25,431	33,858,876
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	0.27	6.96	(197,938)	218,646	0	49,302	5,944	8,483,683
Allspring High Yield Corporate Bond Portfolio	0.46	20.36	(68,573)	(25,392)	89,118	0	701	2,768,131
Allspring Investment Grade Corporate Bond Portfolio	0.46	20.25	(695,576)	(168,159)	362,335	0	3,379	16,878,075
Allspring Strategic Retirement Bond Portfolio	0.95	38.01	(307,383)	(221,657)	100,188	0	1,452	11,004,298
Allspring U.S. REIT Portfolio	1.45	33.83	99,499	(505,356)	0	67,779	974	5,812,375
			$(2,069,816)	$ (522,490)	$1,094,353	$716,005	$70,751	$136,718,408
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  49

Portfolio of investments—February 28, 2023
Dynamic Target 2020 Fund

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Australian Dollar Futures	40	3-13-2023	$ 2,763,946	$ 2,695,000	$ 0	$ (68,946)
Japanese Yen Futures	43	3-13-2023	4,215,530	3,955,731	0	(259,799)
E-Mini NASDAQ 100 Index	14	3-17-2023	3,562,926	3,380,230	0	(182,696)
FTSE 100 Index	29	3-17-2023	2,784,995	2,742,299	0	(42,696)
10-Year U.S. Treasury Notes	73	6-21-2023	8,155,470	8,150,906	0	(4,564)
Short
E-Mini S&P 500 Index	(14)	3-17-2023	(2,845,989)	(2,782,850)	63,139	0
					$63,139	$(558,701)
The accompanying notes are an integral part of these financial statements.

50  |  Target Date Retirement Funds

Portfolio of investments—February 28, 2023
Dynamic Target 2025 Fund

		Value
Investment companies: 99.33%
Affiliated master portfolios: 99.33%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$ 17,933,681
Allspring Emerging Markets Bond Portfolio		1,515,729
Allspring Factor Enhanced Emerging Markets Equity Portfolio		3,991,763
Allspring Factor Enhanced International Equity Portfolio		14,033,311
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		26,085,552
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		6,552,780
Allspring High Yield Corporate Bond Portfolio		1,521,892
Allspring Investment Grade Corporate Bond Portfolio		9,306,055
Allspring Strategic Retirement Bond Portfolio		4,509,969
Allspring U.S. REIT Portfolio		3,295,916
Total Investment companies (Cost $83,275,167)		88,746,648
Total investments in securities (Cost $83,275,167)	99.33%	88,746,648
Other assets and liabilities, net	0.67	599,779
Total net assets	100.00%	$89,346,427
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	0.49%	6.88%	$ (701,952)	$ (349,568)	$ 265,694	$ 0	$ 11,520	$ 17,933,681
Allspring Emerging Markets Bond Portfolio	0.64	11.18	(56,258)	(17,618)	55,526	0	424	1,515,729
Allspring Factor Enhanced Emerging Markets Equity Portfolio	0.41	3.85	(301,035)	226,964	0	69,753	2,890	3,991,763
Allspring Factor Enhanced International Equity Portfolio	0.35	3.17	45,431	1,070,126	0	199,625	7,682	14,033,311
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	0.56	5.48	546,967	(1,105,498)	0	260,671	20,123	26,085,552
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	0.55	5.37	(170,489)	137,972	0	43,707	4,749	6,552,780
Allspring High Yield Corporate Bond Portfolio	0.65	11.20	(46,791)	(18,733)	53,055	0	409	1,521,892
Allspring Investment Grade Corporate Bond Portfolio	0.65	11.16	(482,878)	(90,475)	215,403	0	1,960	9,306,055
Allspring Strategic Retirement Bond Portfolio	0.89	15.58	(132,898)	(92,640)	47,580	0	563	4,509,969
Allspring U.S. REIT Portfolio	1.93	19.18	90,422	(331,122)	0	37,590	501	3,295,916
			$(1,209,481)	$ (570,592)	$637,258	$611,346	$50,821	$88,746,648
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  51

Portfolio of investments—February 28, 2023
Dynamic Target 2025 Fund

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Australian Dollar Futures	27	3-13-2023	$ 1,865,664	$ 1,819,125	$ 0	$ (46,539)
Japanese Yen Futures	29	3-13-2023	2,843,033	2,667,819	0	(175,214)
E-Mini NASDAQ 100 Index	9	3-17-2023	2,290,452	2,173,005	0	(117,447)
FTSE 100 Index	19	3-17-2023	1,824,652	1,796,679	0	(27,973)
10-Year U.S. Treasury Notes	49	6-21-2023	5,474,219	5,471,156	0	(3,063)
Short
E-Mini S&P 500 Index	(9)	3-17-2023	(1,832,957)	(1,788,975)	43,982	0
					$43,982	$(370,236)
The accompanying notes are an integral part of these financial statements.

52  |  Target Date Retirement Funds

Portfolio of investments—February 28, 2023
Dynamic Target 2030 Fund

		Value
Investment companies: 100.37%
Affiliated master portfolios: 100.37%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$ 36,360,883
Allspring Emerging Markets Bond Portfolio		3,052,144
Allspring Factor Enhanced Emerging Markets Equity Portfolio		12,586,897
Allspring Factor Enhanced International Equity Portfolio		43,917,764
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		78,919,696
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		19,887,573
Allspring High Yield Corporate Bond Portfolio		3,057,349
Allspring Investment Grade Corporate Bond Portfolio		18,896,084
Allspring Strategic Retirement Bond Portfolio		4,176,553
Allspring U.S. REIT Portfolio		4,500,102
Total Investment companies (Cost $207,729,488)		225,355,045
Total investments in securities (Cost $207,729,488)	100.37%	225,355,045
Other assets and liabilities, net	(0.37)	(820,911)
Total net assets	100.00%	$224,534,134
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	0.38%	13.95%	$ (1,405,590)	$ (391,909)	$ 503,290	$ 0	$ 20,662	$ 36,360,883
Allspring Emerging Markets Bond Portfolio	0.49	22.51	(85,686)	(22,766)	99,957	0	747	3,052,144
Allspring Factor Enhanced Emerging Markets Equity Portfolio	0.50	12.13	(809,512)	734,880	0	186,659	8,619	12,586,897
Allspring Factor Enhanced International Equity Portfolio	0.42	9.92	92,894	3,834,213	0	537,570	22,829	43,917,764
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	0.65	16.58	1,071,905	(2,296,014)	0	715,408	57,672	78,919,696
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	0.63	16.31	(527,226)	543,669	0	113,895	13,549	19,887,573
Allspring High Yield Corporate Bond Portfolio	0.50	22.49	(87,167)	(16,451)	95,656	0	724	3,057,349
Allspring Investment Grade Corporate Bond Portfolio	0.50	22.67	(935,351)	(8,127)	394,915	0	3,473	18,896,084
Allspring Strategic Retirement Bond Portfolio	0.27	14.43	(92,579)	(68,352)	27,973	0	368	4,176,553
Allspring U.S. REIT Portfolio	0.88	26.19	66,019	(330,618)	0	32,406	547	4,500,102
			$(2,712,293)	$ 1,978,525	$1,121,791	$1,585,938	$129,190	$225,355,045
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  53

Portfolio of investments—February 28, 2023
Dynamic Target 2030 Fund

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Australian Dollar Futures	66	3-13-2023	$ 4,560,511	$ 4,446,750	$ 0	$ (113,761)
Japanese Yen Futures	72	3-13-2023	7,058,562	6,623,550	0	(435,012)
E-Mini NASDAQ 100 Index	24	3-17-2023	6,107,871	5,794,680	0	(313,191)
FTSE 100 Index	49	3-17-2023	4,705,682	4,633,540	0	(72,142)
10-Year U.S. Treasury Notes	122	6-21-2023	13,629,690	13,622,063	0	(7,627)
Short
E-Mini Russell 2000 Index	(1)	3-17-2023	(94,241)	(94,955)	0	(714)
E-Mini S&P 500 Index	(24)	3-17-2023	(4,886,832)	(4,770,600)	116,232	0
MSCI EAFE Index	(1)	3-17-2023	(104,467)	(102,330)	2,137	0
MSCI Emerging Markets Index	(1)	3-17-2023	(48,157)	(48,145)	12	0
					$118,381	$(942,447)
The accompanying notes are an integral part of these financial statements.

54  |  Target Date Retirement Funds

Portfolio of investments—February 28, 2023
Dynamic Target 2035 Fund

		Value
Investment companies: 100.41%
Affiliated master portfolios: 100.41%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$ 14,401,879
Allspring Emerging Markets Bond Portfolio		1,209,385
Allspring Factor Enhanced Emerging Markets Equity Portfolio		7,196,602
Allspring Factor Enhanced International Equity Portfolio		25,190,655
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		43,244,778
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		10,922,457
Allspring High Yield Corporate Bond Portfolio		1,214,299
Allspring Investment Grade Corporate Bond Portfolio		7,479,269
Allspring Strategic Retirement Bond Portfolio		387,363
Allspring U.S. REIT Portfolio		523,067
Total Investment companies (Cost $105,879,196)		111,769,754
Total investments in securities (Cost $105,879,196)	100.41%	111,769,754
Other assets and liabilities, net	(0.41)	(450,935)
Total net assets	100.00%	$111,318,819
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	0.29%	5.53%	$ (514,024)	$ (227,615)	$ 206,543	$ 0	$ 8,446	$ 14,401,879
Allspring Emerging Markets Bond Portfolio	0.37	8.92	(37,376)	(12,355)	41,265	0	305	1,209,385
Allspring Factor Enhanced Emerging Markets Equity Portfolio	0.52	6.93	(506,386)	398,625	0	112,258	4,749	7,196,602
Allspring Factor Enhanced International Equity Portfolio	0.45	5.69	(23,672)	1,992,919	0	322,327	12,718	25,190,655
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	0.66	9.09	570,799	(1,334,809)	0	394,385	30,328	43,244,778
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	0.64	8.96	(289,237)	204,254	0	64,302	7,169	10,922,457
Allspring High Yield Corporate Bond Portfolio	0.38	8.93	(31,891)	(13,524)	39,417	0	295	1,214,299
Allspring Investment Grade Corporate Bond Portfolio	0.38	8.97	(361,164)	(37,128)	160,655	0	1,392	7,479,269
Allspring Strategic Retirement Bond Portfolio	0.03	1.34	(6,516)	(5,618)	2,104	0	23	387,363
Allspring U.S. REIT Portfolio	0.12	3.04	8,271	(31,698)	0	652	37	523,067
			$(1,191,196)	$ 933,051	$449,984	$893,924	$65,462	$111,769,754
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  55

Portfolio of investments—February 28, 2023
Dynamic Target 2035 Fund

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Australian Dollar Futures	32	3-13-2023	$ 2,211,157	$ 2,156,000	$ 0	$ (55,157)
Japanese Yen Futures	35	3-13-2023	3,431,245	3,219,781	0	(211,464)
E-Mini NASDAQ 100 Index	12	3-17-2023	3,053,936	2,897,340	0	(156,596)
FTSE 100 Index	24	3-17-2023	2,304,824	2,269,489	0	(35,335)
10-Year U.S. Treasury Notes	60	6-21-2023	6,703,126	6,699,375	0	(3,751)
Short
E-Mini S&P 500 Index	(11)	3-17-2023	(2,240,280)	(2,186,525)	53,755	0
					$53,755	$(462,303)
The accompanying notes are an integral part of these financial statements.

56  |  Target Date Retirement Funds

Portfolio of investments—February 28, 2023
Dynamic Target 2040 Fund

		Value
Investment companies: 99.56%
Affiliated master portfolios: 99.56%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$ 24,445,633
Allspring Emerging Markets Bond Portfolio		2,058,166
Allspring Factor Enhanced Emerging Markets Equity Portfolio		17,048,645
Allspring Factor Enhanced International Equity Portfolio		59,748,379
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		98,843,740
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		24,866,326
Allspring High Yield Corporate Bond Portfolio		2,066,535
Allspring Investment Grade Corporate Bond Portfolio		12,682,562
Total Investment companies (Cost $223,424,231)		241,759,986
Total investments in securities (Cost $223,424,231)	99.56%	241,759,986
Other assets and liabilities, net	0.44	1,066,664
Total net assets	100.00%	$242,826,650
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	0.16%	9.38%	$ (788,943)	$ (316,634)	$ 339,916	$ 0	$ 13,709	$ 24,445,633
Allspring Emerging Markets Bond Portfolio	0.21	15.18	(45,436)	(19,403)	63,988	0	531	2,058,166
Allspring Factor Enhanced Emerging Markets Equity Portfolio	0.43	16.42	(1,084,662)	1,029,089	0	232,383	11,575	17,048,645
Allspring Factor Enhanced International Equity Portfolio	0.36	13.49	34,363	5,223,503	0	669,837	31,088	59,748,379
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	0.51	20.77	1,205,148	(2,376,320)	0	839,733	63,351	98,843,740
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	0.50	20.39	(660,513)	632,297	0	130,837	16,685	24,866,326
Allspring High Yield Corporate Bond Portfolio	0.21	15.20	(45,666)	(17,700)	61,154	0	515	2,066,535
Allspring Investment Grade Corporate Bond Portfolio	0.22	15.22	(541,102)	(29,565)	251,062	0	2,516	12,682,562
			$(1,926,811)	$ 4,125,267	$716,120	$1,872,790	$139,970	$241,759,986
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  57

Portfolio of investments—February 28, 2023
Dynamic Target 2040 Fund

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Australian Dollar Futures	70	3-13-2023	$ 4,836,906	$ 4,716,250	$ 0	$ (120,656)
Japanese Yen Futures	75	3-13-2023	7,352,666	6,899,531	0	(453,135)
E-Mini NASDAQ 100 Index	26	3-17-2023	6,616,861	6,277,570	0	(339,291)
FTSE 100 Index	52	3-17-2023	4,993,785	4,917,226	0	(76,559)
10-Year U.S. Treasury Notes	128	6-21-2023	14,300,003	14,292,000	0	(8,003)
Short
E-Mini Russell 2000 Index	(1)	3-17-2023	(96,527)	(94,955)	1,572	0
E-Mini S&P 500 Index	(26)	3-17-2023	(5,295,796)	(5,168,150)	127,646	0
MSCI EAFE Index	(1)	3-17-2023	(104,504)	(102,330)	2,174	0
MSCI Emerging Markets Index	(1)	3-17-2023	(48,366)	(48,145)	221	0
					$131,613	$(997,644)
The accompanying notes are an integral part of these financial statements.

58  |  Target Date Retirement Funds

Portfolio of investments—February 28, 2023
Dynamic Target 2045 Fund

		Value
Investment companies: 99.53%
Affiliated master portfolios: 99.53%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$ 3,917,870
Allspring Emerging Markets Bond Portfolio		330,029
Allspring Factor Enhanced Emerging Markets Equity Portfolio		4,214,434
Allspring Factor Enhanced International Equity Portfolio		14,673,189
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		23,478,868
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		5,931,528
Allspring High Yield Corporate Bond Portfolio		330,610
Allspring Investment Grade Corporate Bond Portfolio		2,034,261
Total Investment companies (Cost $52,035,165)		54,910,789
Total investments in securities (Cost $52,035,165)	99.53%	54,910,789
Other assets and liabilities, net	0.47	259,696
Total net assets	100.00%	$55,170,485
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	0.10%	1.50%	$ (129,201)	$ (75,993)	$ 57,902	$ 0	$ 2,219	$ 3,917,870
Allspring Emerging Markets Bond Portfolio	0.13	2.43	(10,620)	(3,711)	10,889	0	80	330,029
Allspring Factor Enhanced Emerging Markets Equity Portfolio	0.41	4.06	(323,931)	228,866	0	68,393	2,725	4,214,434
Allspring Factor Enhanced International Equity Portfolio	0.34	3.31	(11,497)	1,003,328	0	194,106	7,247	14,673,189
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	0.48	4.93	386,841	(907,808)	0	215,898	16,015	23,478,868
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	0.47	4.86	(163,213)	125,968	0	35,940	3,809	5,931,528
Allspring High Yield Corporate Bond Portfolio	0.13	2.43	(8,238)	(5,155)	10,400	0	77	330,610
Allspring Investment Grade Corporate Bond Portfolio	0.13	2.44	(90,792)	(21,229)	42,313	0	356	2,034,261
			$(350,651)	$ 344,266	$121,504	$514,337	$32,528	$54,910,789
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  59

Portfolio of investments—February 28, 2023
Dynamic Target 2045 Fund

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Australian Dollar Futures	16	3-13-2023	$ 1,105,579	$ 1,078,000	$ 0	$ (27,579)
Japanese Yen Futures	17	3-13-2023	1,666,605	1,563,894	0	(102,711)
E-Mini NASDAQ 100 Index	6	3-17-2023	1,526,968	1,448,670	0	(78,298)
FTSE 100 Index	12	3-17-2023	1,152,411	1,134,744	0	(17,667)
10-Year U.S. Treasury Notes	29	6-21-2023	3,239,844	3,238,031	0	(1,813)
Short
E-Mini S&P 500 Index	(6)	3-17-2023	(1,221,971)	(1,192,650)	29,321	0
					$29,321	$(228,068)
The accompanying notes are an integral part of these financial statements.

60  |  Target Date Retirement Funds

Portfolio of investments—February 28, 2023
Dynamic Target 2050 Fund

		Value
Investment companies: 99.46%
Affiliated master portfolios: 99.46%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$ 3,735,381
Allspring Emerging Markets Bond Portfolio		314,612
Allspring Factor Enhanced Emerging Markets Equity Portfolio		7,439,079
Allspring Factor Enhanced International Equity Portfolio		25,680,423
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		40,456,022
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		10,129,628
Allspring High Yield Corporate Bond Portfolio		315,211
Allspring Investment Grade Corporate Bond Portfolio		1,941,127
Total Investment companies (Cost $81,344,818)		90,011,483
Total investments in securities (Cost $81,344,818)	99.46%	90,011,483
Other assets and liabilities, net	0.54	487,878
Total net assets	100.00%	$90,499,361
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	0.05%	1.43%	$ (163,146)	$ (8,791)	$ 50,568	$ 0	$ 1,904	$ 3,735,381
Allspring Emerging Markets Bond Portfolio	0.44	2.32	(10,424)	(562)	9,453	0	69	314,612
Allspring Factor Enhanced Emerging Markets Equity Portfolio	0.40	7.17	(517,328)	437,533	0	108,523	3,058	7,439,079
Allspring Factor Enhanced International Equity Portfolio	0.33	5.80	63,111	2,014,003	0	310,534	12,577	25,680,423
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	0.45	8.50	657,350	(1,315,927)	0	356,881	29,304	40,456,022
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	0.06	8.31	(297,523)	294,448	0	57,274	6,522	10,129,628
Allspring High Yield Corporate Bond Portfolio	0.07	2.32	(10,613)	(14)	9,029	0	65	315,211
Allspring Investment Grade Corporate Bond Portfolio	0.06	2.33	(109,588)	17,881	44,073	0	301	1,941,127
			$(388,161)	$ 1,438,571	$113,123	$833,212	$53,800	$90,011,483
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  61

Portfolio of investments—February 28, 2023
Dynamic Target 2050 Fund

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Australian Dollar Futures	26	3-13-2023	$ 1,796,565	$ 1,751,750	$ 0	$ (44,815)
Japanese Yen Futures	28	3-13-2023	2,744,997	2,575,825	0	(169,172)
E-Mini NASDAQ 100 Index	10	3-17-2023	2,544,946	2,414,450	0	(130,496)
FTSE 100 Index	20	3-17-2023	1,920,687	1,891,241	0	(29,446)
10-Year U.S. Treasury Notes	48	6-21-2023	5,362,501	5,359,500	0	(3,001)
Short
E-Mini S&P 500 Index	(9)	3-17-2023	(1,832,957)	(1,788,975)	43,982	0
					$43,982	$(376,930)
The accompanying notes are an integral part of these financial statements.

62  |  Target Date Retirement Funds

Portfolio of investments—February 28, 2023
Dynamic Target 2055 Fund

		Value
Investment companies: 98.65%
Affiliated master portfolios: 98.65%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$ 515,040
Allspring Emerging Markets Bond Portfolio		43,589
Allspring Factor Enhanced Emerging Markets Equity Portfolio		1,491,042
Allspring Factor Enhanced International Equity Portfolio		5,069,138
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		7,856,973
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		1,975,074
Allspring High Yield Corporate Bond Portfolio		43,677
Allspring Investment Grade Corporate Bond Portfolio		267,722
Total Investment companies (Cost $17,029,625)		17,262,255
Total investments in securities (Cost $17,029,625)	98.65%	17,262,255
Other assets and liabilities, net	1.35	236,101
Total net assets	100.00%	$17,498,356
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	0.04%	0.20%	$ (31,237)	$ (5,546)	$ 10,579	$ 0	$ 417	$ 515,040
Allspring Emerging Markets Bond Portfolio	0.06	0.32	(3,561)	10,580	1,873	0	16	43,589
Allspring Factor Enhanced Emerging Markets Equity Portfolio	0.43	1.44	(177,292)	76,139	0	33,898	1,054	1,491,042
Allspring Factor Enhanced International Equity Portfolio	0.36	1.14	(33,317)	180,827	0	95,002	1,960	5,069,138
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	0.49	1.65	167,636	(552,017)	0	87,638	5,816	7,856,973
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	0.48	1.62	(70,300)	19,676	0	16,525	1,420	1,975,074
Allspring High Yield Corporate Bond Portfolio	0.06	0.32	(2,408)	1,090	1,797	0	16	43,677
Allspring Investment Grade Corporate Bond Portfolio	0.06	0.32	(23,342)	(59)	7,144	0	74	267,722
			$(173,821)	$(269,310)	$21,393	$233,063	$10,773	$17,262,255
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  63

Portfolio of investments—February 28, 2023
Dynamic Target 2055 Fund

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Japanese Yen Futures	5	3-13-2023	$ 490,178	$ 459,969	$ 0	$ (30,209)
Australian Dollar Futures	5	3-13-2023	345,493	336,875	0	(8,618)
FTSE 100 Index	4	3-17-2023	384,137	378,248	0	(5,889)
Micro E-Mini NASDAQ 100 Index	18	3-17-2023	458,112	434,601	0	(23,511)
10-Year U.S. Treasury Notes	9	6-21-2023	1,005,469	1,004,906	0	(563)
Short
Micro E-Mini S&P 500 Index	(18)	3-17-2023	(366,563)	(357,795)	8,768	0
					$8,768	$(68,790)
The accompanying notes are an integral part of these financial statements.

64  |  Target Date Retirement Funds

Portfolio of investments—February 28, 2023
Dynamic Target 2060 Fund

		Value
Investment companies: 97.96%
Affiliated master portfolios: 97.96%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$ 364,280
Allspring Emerging Markets Bond Portfolio		30,682
Allspring Factor Enhanced Emerging Markets Equity Portfolio		1,059,948
Allspring Factor Enhanced International Equity Portfolio		3,591,319
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		5,589,994
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		1,404,121
Allspring High Yield Corporate Bond Portfolio		30,801
Allspring Investment Grade Corporate Bond Portfolio		189,363
Total Investment companies (Cost $11,212,693)		12,260,508
Total investments in securities (Cost $11,212,693)	97.96%	12,260,508
Other assets and liabilities, net	2.04	255,361
Total net assets	100.00%	$12,515,869
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	0.04%	0.14%	$ (33,564)	$ 3,156	$ 7,858	$ 0	$ 293	$ 364,280
Allspring Emerging Markets Bond Portfolio	0.05	0.23	(3,533)	803	1,414	0	10	30,682
Allspring Factor Enhanced Emerging Markets Equity Portfolio	0.38	1.02	(146,481)	52,895	0	26,736	708	1,059,948
Allspring Factor Enhanced International Equity Portfolio	0.32	0.81	(28,072)	60,656	0	74,629	1,899	3,591,319
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	0.43	1.17	142,376	(405,668)	0	66,321	3,881	5,589,994
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	0.42	1.15	(57,926)	11,689	0	12,914	951	1,404,121
Allspring High Yield Corporate Bond Portfolio	0.05	0.23	(2,659)	363	1,358	0	9	30,801
Allspring Investment Grade Corporate Bond Portfolio	0.05	0.23	(26,409)	8,437	5,343	0	44	189,363
			$(156,268)	$(267,669)	$15,973	$180,600	$7,795	$12,260,508
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  65

Portfolio of investments—February 28, 2023
Dynamic Target 2060 Fund

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Japanese Yen Futures	4	3-13-2023	$ 392,142	$ 367,975	$ 0	$ (24,167)
Australian Dollar Futures	3	3-13-2023	207,296	202,125	0	(5,171)
FTSE 100 Index	3	3-17-2023	288,103	283,686	0	(4,417)
Micro E-Mini NASDAQ 100 Index	13	3-17-2023	330,859	313,879	0	(16,980)
10-Year U.S. Treasury Notes	6	6-21-2023	670,313	669,938	0	(375)
Short
Micro E-Mini S&P 500 Index	(13)	3-17-2023	(264,740)	(258,408)	6,332	0
					$6,332	$(51,110)
The accompanying notes are an integral part of these financial statements.

66  |  Target Date Retirement Funds

Portfolio of investments—February 28, 2023
Dynamic Target 2065 Fund

		Value
Investment companies: 97.53%
Affiliated master portfolios: 97.53%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$ 152,279
Allspring Emerging Markets Bond Portfolio		12,828
Allspring Factor Enhanced Emerging Markets Equity Portfolio		444,134
Allspring Factor Enhanced International Equity Portfolio		1,502,857
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		2,344,977
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		587,928
Allspring High Yield Corporate Bond Portfolio		12,850
Allspring Investment Grade Corporate Bond Portfolio		79,126
Total Investment companies (Cost $4,766,490)		5,136,979
Total investments in securities (Cost $4,766,490)	97.53%	5,136,979
Other assets and liabilities, net	2.47	130,211
Total net assets	100.00%	$5,267,190
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	0.00%	0.06%	$ (659)	$ (3,152)	$ 1,810	$ 0	$ 66	$ 152,279
Allspring Emerging Markets Bond Portfolio	0.00	0.09	(6)	(157)	366	0	2	12,828
Allspring Factor Enhanced Emerging Markets Equity Portfolio	0.00	0.43	5,480	(912)	0	4,798	245	444,134
Allspring Factor Enhanced International Equity Portfolio	0.00	0.34	(103,342)	222,889	0	12,519	648	1,502,857
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	0.00	0.49	(187,623)	135,963	0	16,880	1,432	2,344,977
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	0.00	0.48	(12,654)	17,891	0	2,410	332	587,928
Allspring High Yield Corporate Bond Portfolio	0.00	0.09	32	(361)	352	0	2	12,850
Allspring Investment Grade Corporate Bond Portfolio	0.00	0.09	263	(1,664)	2,131	0	12	79,126
			$ (298,509)	$ 370,497	$4,659	$36,607	$2,739	$5,136,979
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  67

Portfolio of investments—February 28, 2023
Dynamic Target 2065 Fund

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Australian Dollar Futures	1	3-13-2023	$ 69,099	$ 67,375	$ 0	$ (1,724)
Japanese Yen Futures	2	3-13-2023	196,071	183,987	0	(12,084)
FTSE 100 Index	1	3-17-2023	96,034	94,562	0	(1,472)
Micro E-Mini NASDAQ 100 Index	5	3-17-2023	127,253	120,723	0	(6,530)
10-Year U.S. Treasury Notes	3	6-21-2023	335,156	334,968	0	(188)
Short
Micro E-Mini S&P 500 Index	(5)	3-17-2023	(101,823)	(99,388)	2,435	0
					$2,435	$(21,998)
The accompanying notes are an integral part of these financial statements.

68  |  Target Date Retirement Funds

Statements of assets and liabilities—February 28, 2023
	Dynamic Target Today Fund	Dynamic Target 2015 Fund	Dynamic Target 2020 Fund
Assets
Investments in affiliated Master Portfolios, at value (see cost below)	$ 63,175,929	$ 27,029,269	$ 136,718,408
Cash	10,000	10,000	122,047
Cash at broker segregated for futures contracts	338,900	145,000	660,000
Receivable for Fund shares sold	14,819	19	37,027
Receivable from manager	13,453	13,307	11,042
Prepaid expenses and other assets	271,249	97,855	127,434
Total assets	63,824,350	27,295,450	137,675,958
Liabilities
Payable for Fund shares redeemed	18,104	200,382	331,387
Shareholder servicing fees payable	11,610	4,941	24,337
Administration fees payable	9,317	4,049	19,292
Trustees’ fees and expenses payable	4,890	3,916	5,019
Payable for daily variation margin on open futures contracts	4,789	1,875	8,300
Distribution fee payable	80	18	588
Shareholder report expenses payable	0	7,919	0
Accrued expenses and other liabilities	4,421	0	2,366
Total liabilities	53,211	223,100	391,289
Total net assets	$63,771,139	$27,072,350	$137,284,669
Net assets consist of
Paid-in capital	$ 49,176,209	$ 21,975,588	$ 122,130,671
Total distributable earnings	14,594,930	5,096,762	15,153,998
Total net assets	$63,771,139	$27,072,350	$137,284,669
Computation of net asset value and offering price per share
Net assets – Class A	$ 49,774,622	$ 22,308,950	$ 97,039,404
Shares outstanding – Class A1	5,202,087	2,317,977	9,965,941
Net asset value per share – Class A	$9.57	$9.62	$9.74
Maximum offering price per share – Class A2	$10.15	$10.21	$10.33
Net assets – Class C	$ 139,930	$ 108,167	$ 961,424
Shares outstanding – Class C1	14,622	11,242	98,684
Net asset value per share – Class C	$9.57	$9.62	$9.74
Net assets – Class R4	$ 1,640,129	$ 14,471	$ 8,583,259
Shares outstanding – Class R4[1]	170,728	1,490	873,157
Net asset value per share – Class R4	$9.61	$9.71	$9.83
Net assets – Class R6	$ 3,676,985	$ 1,940,463	$ 7,731,750
Shares outstanding – Class R6[1]	382,005	200,728	785,134
Net asset value per share – Class R6	$9.63	$9.67	$9.85
Net assets – Administrator Class	$ 8,539,473	$ 2,700,299	$ 22,968,832
Shares outstanding – Administrator Class[1]	888,068	279,669	2,333,223
Net asset value per share – Administrator Class	$9.62	$9.66	$9.84
Investments in affiliated Master Portfolios, at cost	$ 45,137,365	$ 20,053,834	$ 115,927,178
[1]	Each Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  69

Statements of assets and liabilities—February 28, 2023
	Dynamic Target 2025 Fund	Dynamic Target 2030 Fund	Dynamic Target 2035 Fund
Assets
Investments in affiliated Master Portfolios, at value (see cost below)	$ 88,746,648	$ 225,355,045	$ 111,769,754
Cash	46,038	142,049	43,037
Cash at broker segregated for futures contracts	437,000	1,121,200	548,200
Receivable for Fund shares sold	19,957	107,807	8,418
Receivable from manager	13,280	15,288	13,944
Prepaid expenses and other assets	139,047	145,306	115,418
Total assets	89,401,970	226,886,695	112,498,771
Liabilities
Payable for Fund shares redeemed	18,869	2,258,895	1,102,662
Shareholder servicing fees payable	14,190	36,195	17,484
Administration fees payable	11,979	28,379	14,959
Trustees’ fees and expenses payable	4,561	4,616	4,625
Payable for daily variation margin on open futures contracts	5,390	13,675	7,376
Distribution fee payable	13	381	119
Accrued expenses and other liabilities	541	10,420	32,727
Total liabilities	55,543	2,352,561	1,179,952
Total net assets	$89,346,427	$224,534,134	$111,318,819
Net assets consist of
Paid-in capital	$ 90,307,092	$ 213,203,841	$ 107,830,095
Total distributable earnings (loss)	(960,665)	11,330,293	3,488,724
Total net assets	$89,346,427	$224,534,134	$111,318,819
Computation of net asset value and offering price per share
Net assets – Class A	$ 65,685,839	$ 130,398,712	$ 83,061,185
Shares outstanding – Class A1	6,367,059	12,550,095	7,980,259
Net asset value per share – Class A	$10.32	$10.39	$10.41
Maximum offering price per share – Class A2	$10.95	$11.02	$11.05
Net assets – Class C	$ 27,977	$ 632,462	$ 45,364
Shares outstanding – Class C1	2,625	60,873	4,282
Net asset value per share – Class C	$10.66	$10.39	$10.59
Net assets – Class R4	$ 678,179	$ 19,080,159	$ 1,646,962
Shares outstanding – Class R4[1]	65,137	1,813,573	156,447
Net asset value per share – Class R4	$10.41	$10.52	$10.53
Net assets – Class R6	$ 17,172,884	$ 31,145,209	$ 22,278,900
Shares outstanding – Class R6[1]	1,646,517	2,954,314	2,112,117
Net asset value per share – Class R6	$10.43	$10.54	$10.55
Net assets – Administrator Class	$ 5,781,548	$ 43,277,592	$ 4,286,408
Shares outstanding – Administrator Class[1]	554,722	4,107,872	406,590
Net asset value per share – Administrator Class	$10.42	$10.54	$10.54
Investments in affiliated Master Portfolios, at cost	$ 83,275,167	$ 207,729,488	$ 105,879,196
[1]	Each Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

70  |  Target Date Retirement Funds

Statements of assets and liabilities—February 28, 2023
	Dynamic Target 2040 Fund	Dynamic Target 2045 Fund	Dynamic Target 2050 Fund
Assets
Investments in affiliated Master Portfolios, at value (see cost below)	$ 241,759,986	$ 54,910,789	$ 90,011,483
Cash	93,043	10,033	10,033
Cash at broker segregated for futures contracts	1,193,000	283,000	466,999
Receivable for Fund shares sold	173,080	6,107	124,438
Receivable from manager	15,298	14,507	16,003
Prepaid expenses and other assets	206,361	129,111	170,882
Total assets	243,440,768	55,353,547	90,799,838
Liabilities
Payable for Fund shares redeemed	494,617	137,015	256,570
Shareholder servicing fees payable	38,599	6,978	11,686
Administration fees payable	31,118	6,240	9,178
Trustees’ fees and expenses payable	4,885	5,261	3,995
Payable for daily variation margin on open futures contracts	13,677	3,444	6,408
Distribution fee payable	428	17	196
Shareholder report expenses payable	0	6,956	0
Accrued expenses and other liabilities	30,794	17,151	12,444
Total liabilities	614,118	183,062	300,477
Total net assets	$242,826,650	$55,170,485	$90,499,361
Net assets consist of
Paid-in capital	$ 228,726,654	$ 53,848,030	$ 84,033,337
Total distributable earnings	14,099,996	1,322,455	6,466,024
Total net assets	$242,826,650	$55,170,485	$90,499,361
Computation of net asset value and offering price per share
Net assets – Class A	$ 152,083,984	$ 33,538,932	$ 35,369,408
Shares outstanding – Class A1	14,921,403	3,261,287	3,395,642
Net asset value per share – Class A	$10.19	$10.28	$10.42
Maximum offering price per share – Class A2	$10.81	$10.91	$11.06
Net assets – Class C	$ 715,804	$ 32,733	$ 335,285
Shares outstanding – Class C1	70,118	3,152	32,312
Net asset value per share – Class C	$10.21	$10.38	$10.38
Net assets – Class R4	$ 25,030,349	$ 710,872	$ 11,260,802
Shares outstanding – Class R4[1]	2,421,756	68,333	1,071,938
Net asset value per share – Class R4	$10.34	$10.40	$10.51
Net assets – Class R6	$ 31,469,204	$ 19,625,904	$ 24,829,766
Shares outstanding – Class R6[1]	3,040,221	1,882,320	2,357,895
Net asset value per share – Class R6	$10.35	$10.43	$10.53
Net assets – Administrator Class	$ 33,527,309	$ 1,262,044	$ 18,704,100
Shares outstanding – Administrator Class[1]	3,240,901	121,113	1,777,360
Net asset value per share – Administrator Class	$10.35	$10.42	$10.52
Investments in affiliated Master Portfolios, at cost	$ 223,424,231	$ 52,035,165	$ 81,344,818
[1]	Each Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  71

Statements of assets and liabilities—February 28, 2023
	Dynamic Target 2055 Fund	Dynamic Target 2060 Fund	Dynamic Target 2065 Fund
Assets
Investments in affiliated Master Portfolios, at value (see cost below)	$ 17,262,255	$ 12,260,508	$ 5,136,979
Cash	10,033	10,033	0
Cash at broker segregated for futures contracts	87,000	62,000	28,000
Receivable for Fund shares sold	13,081	55,467	0
Receivable from manager	14,622	15,751	11,781
Prepaid expenses and other assets	126,048	150,780	101,170
Total assets	17,513,039	12,554,539	5,277,930
Liabilities
Payable for Fund shares redeemed	4,242	32,135	0
Shareholder servicing fees payable	1,363	948	70
Administration fees payable	1,320	793	166
Trustees’ fees and expenses payable	4,083	3,378	1,671
Payable for daily variation margin on open futures contracts	1,295	1,003	212
Distribution fee payable	23	68	14
Shareholder report expenses payable	0	0	7,942
Accrued expenses and other liabilities	2,357	345	665
Total liabilities	14,683	38,670	10,740
Total net assets	$17,498,356	$12,515,869	$5,267,190
Net assets consist of
Paid-in capital	$ 17,682,177	$ 11,687,418	$ 5,126,280
Total distributable earnings (loss)	(183,821)	828,451	140,910
Total net assets	$17,498,356	$12,515,869	$5,267,190
Computation of net asset value and offering price per share
Net assets – Class A	$ 5,617,578	$ 1,392,353	$ 103,190
Shares outstanding – Class A1	531,773	131,539	5,021
Net asset value per share – Class A	$10.56	$10.59	$20.55
Maximum offering price per share – Class A2	$11.20	$11.24	$21.80
Net assets – Class C	$ 44,301	$ 109,453	$ 102,833
Shares outstanding – Class C1	4,161	10,330	5,021
Net asset value per share – Class C	$10.65	$10.60	$20.48
Net assets – Class R4	$ 624,686	$ 2,969,372	$ 128,050
Shares outstanding – Class R4[1]	58,634	277,537	6,228
Net asset value per share – Class R4	$10.65	$10.70	$20.56
Net assets – Class R6	$ 10,205,781	$ 5,970,667	$ 4,829,873
Shares outstanding – Class R6[1]	956,326	556,976	234,837
Net asset value per share – Class R6	$10.67	$10.72	$20.57
Net assets – Administrator Class	$ 1,006,010	$ 2,074,024	$ 103,244
Shares outstanding – Administrator Class[1]	94,346	193,535	5,023
Net asset value per share – Administrator Class	$10.66	$10.72	$20.55
Investments in affiliated Master Portfolios, at cost	$ 17,029,625	$ 11,212,693	$ 4,766,490
[1]	Each Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

72  |  Target Date Retirement Funds

Statements of operations—year ended February 28, 2023
	Dynamic Target Today Fund	Dynamic Target 2015 Fund	Dynamic Target 2020 Fund
Investment income
Interest allocated from affiliated Master Portfolios*	$ 681,094	$ 292,465	$ 1,094,353
Dividends allocated from affiliated Master Portfolios**	267,086	150,498	716,005
Affiliated income allocated from affiliated Master Portfolios	32,283	14,856	70,751
Expenses allocated from affiliated Master Portfolios	(93,745)	(42,804)	(190,249)
Waivers allocated from affiliated Master Portfolios	58,821	25,694	113,198
Total investment income	945,539	440,709	1,804,058
Expenses
Management fee	36,602	17,320	74,988
Administration fees
Class A	54,381	25,191	105,194
Class C	295	230	1,245
Class R4	640	51	3,488
Class R6	1,608	1,101	2,455
Administrator Class	5,761 [1]	1,938 [1]	15,374 [1]
Shareholder servicing fees
Class A	64,608	29,974	124,735
Class C	345	273	1,448
Class R4	799	62	4,360
Administrator Class	11,080 [1]	3,459 [1]	29,431 [1]
Distribution fee
Class C	1,055	820	4,445
Custody and accounting fees	2,438	2,357	2,649
Professional fees	33,398	30,954	34,664
Registration fees	67,007	57,943	58,841
Shareholder report expenses	28,653	29,147	30,451
Trustees’ fees and expenses	21,783	21,782	21,783
Other fees and expenses	3,787	2,702	2,755
Total expenses	334,240	225,304	518,306
Less: Fee waivers and/or expense reimbursements
Fund-level	(176,437)	(150,068)	(199,103)
Class A	0	(4,249)	0
Class C	(1,484)	(1,236)	(1,179)
Class R4	(1,025)	(113)	(1,381)
Class R6	(1,608)	(1,101)	(2,455)
Administrator Class	(271) [1]	0 [1]	(1,183) [1]
Net expenses	153,415	68,537	313,005
Net investment income	792,124	372,172	1,491,053
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	(1,283,571)	(514,963)	(2,069,816)
Futures contracts	23,991	32,995	414,736
Net realized losses on investments	(1,259,580)	(481,968)	(1,655,080)
Net change in unrealized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	(743,161)	(545,726)	(522,490)
Futures contracts	(190,376)	(55,348)	(424,459)
Net change in unrealized gains (losses) on investments	(933,537)	(601,074)	(946,949)
Net realized and unrealized gains (losses) on investments	(2,193,117)	(1,083,042)	(2,602,029)
Net decrease in net assets resulting from operations	$(1,400,993)	$ (710,870)	$(1,110,976)
*Net of foreign interest withholding taxes allocated from affiliated Master Portfolios in the amount of	$14	$6	$23
**Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	14,290	8,422	37,509
[1]	For the period from August 26, 2022 (commencement of class operations) to February 28, 2023
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  73

Statements of operations—year ended February 28, 2023
	Dynamic Target 2025 Fund	Dynamic Target 2030 Fund	Dynamic Target 2035 Fund
Investment income
Interest allocated from affiliated Master Portfolios*	$ 637,258	$ 1,121,791	$ 449,984
Dividends allocated from affiliated Master Portfolios**	611,346	1,585,938	893,924
Affiliated income allocated from affiliated Master Portfolios	50,821	129,190	65,462
Expenses allocated from affiliated Master Portfolios	(123,813)	(258,504)	(121,257)
Waivers allocated from affiliated Master Portfolios	66,681	117,599	47,454
Total investment income	1,242,293	2,696,014	1,335,567
Expenses
Management fee	53,359	122,581	62,414
Administration fees
Class A	75,334	141,606	88,644
Class C	156	903	190
Class R4	331	7,489	665
Class R6	4,254	6,725	5,013
Administrator Class	3,684 [1]	29,991 [1]	3,359
Shareholder servicing fees
Class A	89,585	168,008	105,519
Class C	182	1,055	226
Class R4	370	9,361	829
Administrator Class	6,915 [1]	57,400 [1]	6,011
Distribution fee
Class C	556	3,226	680
Custody and accounting fees	3,509	7,134	4,942
Professional fees	31,007	33,667	33,711
Registration fees	53,585	59,777	55,498
Shareholder report expenses	30,041	31,782	28,845
Trustees’ fees and expenses	21,782	21,782	21,782
Other fees and expenses	3,350	4,529	3,620
Total expenses	378,000	707,016	421,948
Less: Fee waivers and/or expense reimbursements
Fund-level	(170,752)	(255,131)	(197,154)
Class A	(9,309)	0	0
Class C	(894)	(1,100)	(1,095)
Class R4	(431)	(1,477)	(616)
Class R6	(4,254)	(6,725)	(5,013)
Administrator Class	0 [1]	(2,307) [1]	0 [1]
Net expenses	192,360	440,276	218,070
Net investment income	1,049,933	2,255,738	1,117,497
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	(1,209,481)	(2,712,293)	(1,191,196)
Futures contracts	266,234	2,327,980	1,075,476
Net realized losses on investments	(943,247)	(384,313)	(115,720)
Net change in unrealized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	(570,592)	1,978,525	933,051
Futures contracts	(192,161)	(687,008)	(269,611)
Net change in unrealized gains (losses) on investments	(762,753)	1,291,517	663,440
Net realized and unrealized gains (losses) on investments	(1,706,000)	907,204	547,720
Net increase (decrease) in net assets resulting from operations	$ (656,067)	$ 3,162,942	$ 1,665,217
*Net of foreign interest withholding taxes allocated from affiliated Master Portfolios in the amount of	$13	$27	$10
**Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	35,310	93,877	56,639
[1]	For the period from August 26, 2022 (commencement of class operations) to February 28, 2023
The accompanying notes are an integral part of these financial statements.

74  |  Target Date Retirement Funds

Statements of operations—year ended February 28, 2023
	Dynamic Target 2040 Fund	Dynamic Target 2045 Fund	Dynamic Target 2050 Fund
Investment income
Interest allocated from affiliated Master Portfolios*	$ 716,120	$ 121,504	$ 113,123
Dividends allocated from affiliated Master Portfolios**	1,872,790	514,337	833,212
Affiliated income allocated from affiliated Master Portfolios	139,970	32,528	53,800
Expenses allocated from affiliated Master Portfolios	(240,414)	(58,205)	(90,822)
Waivers allocated from affiliated Master Portfolios	87,445	19,334	28,329
Total investment income	2,575,911	629,498	937,642
Expenses
Management fee	125,430	31,187	48,813
Administration fees
Class A	160,241	35,487	37,288
Class C	915	187	594
Class R4	9,645	335	4,566
Class R6	5,804	3,942	4,707
Administrator Class	22,598 [1]	838 [1]	12,259 [1]
Shareholder servicing fees
Class A	190,055	42,187	44,240
Class C	1,062	222	707
Class R4	12,056	408	5,708
Administrator Class	43,200 [1]	1,582 [1]	23,576 [1]
Distribution fee
Class C	3,268	667	2,121
Custody and accounting fees	7,289	3,119	4,456
Professional fees	31,607	31,674	32,897
Registration fees	59,099	53,297	58,675
Shareholder report expenses	31,503	24,057	30,918
Trustees’ fees and expenses	21,782	21,782	21,783
Other fees and expenses	4,707	3,246	4,546
Total expenses	730,261	254,217	337,854
Less: Fee waivers and/or expense reimbursements
Fund-level	(258,572)	(162,764)	(196,846)
Class C	(1,414)	(1,076)	(1,422)
Class R4	(3,858)	(671)	(2,060)
Class R6	(5,804)	(3,942)	(4,707)
Administrator Class	(3,477) [1]	(64) [1]	(943) [1]
Net expenses	457,136	85,700	131,876
Net investment income	2,118,775	543,798	805,766
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	(1,926,811)	(350,651)	(388,161)
Futures contracts	3,165,166	607,411	1,171,426
Net realized gains on investments	1,238,355	256,760	783,265
Net change in unrealized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	4,125,267	344,266	1,438,571
Futures contracts	(754,150)	(86,518)	(236,738)
Net change in unrealized gains (losses) on investments	3,371,117	257,748	1,201,833
Net realized and unrealized gains (losses) on investments	4,609,472	514,508	1,985,098
Net increase in net assets resulting from operations	$ 6,728,247	$1,058,306	$2,790,864
*Net of foreign interest withholding taxes allocated from affiliated Master Portfolios in the amount of	$17	$3	$3
**Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	115,821	34,046	54,142
[1]	For the period from August 26, 2022 (commencement of class operations) to February 28, 2023
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  75

Statements of operations—year ended February 28, 2023
	Dynamic Target 2055 Fund	Dynamic Target 2060 Fund	Dynamic Target 2065 Fund[1]
Investment income
Interest allocated from affiliated Master Portfolios*	$ 21,393	$ 15,973	$ 4,659
Dividends allocated from affiliated Master Portfolios**	233,063	180,600	36,607
Affiliated income allocated from affiliated Master Portfolios	10,773	7,795	2,739
Expenses allocated from affiliated Master Portfolios	(22,473)	(17,693)	(4,186)
Waivers allocated from affiliated Master Portfolios	7,520	5,823	1,234
Total investment income	250,276	192,498	41,053
Expenses
Management fee	12,269	9,364	2,322
Administration fees
Class A	6,266	1,972	97
Class C	199	254	97
Class R4	285	1,168	37
Class R6	2,505	1,737	641
Administrator Class	634 [2]	1,377 [2]	60
Shareholder servicing fees
Class A	7,460	2,348	116
Class C	237	298	115
Class R4	352	1,460	47
Administrator Class	1,094 [2]	2,647 [2]	116
Distribution fee
Class C	712	906	346
Custody and accounting fees	3,232	2,548	1,111
Professional fees	33,792	33,626	17,902
Registration fees	53,208	58,219	26,012
Shareholder report expenses	29,473	28,456	13,372
Trustees’ fees and expenses	21,782	21,665	10,268
Other fees and expenses	3,003	3,087	2,340
Total expenses	176,503	171,132	74,999
Less: Fee waivers and/or expense reimbursements
Fund-level	(153,293)	(155,624)	(73,027)
Class A	(1,252)	(532)	0
Class C	(1,024)	(625)	0
Class R4	(432)	(238)	(13)
Class R6	(2,505)	(1,737)	(641)
Administrator Class	0 [2]	0 [2]	(14)
Net expenses	17,997	12,376	1,304
Net investment income	232,279	180,122	39,749
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	(173,821)	(156,268)	(298,509)
Futures contracts	16,173	(8,482)	75,997
Net realized losses on investments	(157,648)	(164,750)	(222,512)
Net change in unrealized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	(269,310)	(267,669)	370,497
Futures contracts	49,616	44,313	(19,563)
Net change in unrealized gains (losses) on investments	(219,694)	(223,356)	350,934
Net realized and unrealized gains (losses) on investments	(377,342)	(388,106)	128,422
Net increase (decrease) in net assets resulting from operations	$(145,063)	$(207,984)	$ 168,171
**Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$17,054	$13,469	$2,519
[1]	For the period from September 13, 2022 (commencement of operations) to February 28, 2023
[2]	For the period from August 26, 2022 (commencement of class operations) to February 28, 2023
The accompanying notes are an integral part of these financial statements.

76  |  Target Date Retirement Funds

Statements of changes in net assets
	Dynamic Target Today Fund
	Year ended February 28, 2023		Year ended February 28, 2022
Operations
Net investment income		$ 792,124		$ 134,915
Net realized gains (losses) on investments		(1,259,580)		461,455
Net change in unrealized gains (losses) on investments		(933,537)		(459,694)
Net increase (decrease) in net assets resulting from operations		(1,400,993)		136,676
Distributions to shareholders from
Net investment income and net realized gains
Class A		(483,124)		(61,514)
Class C		(934)		(10,927)
Class R4		(15,720)		(10,590)
Class R6		(55,808)		(559,395)
Administrator Class		(84,708) [1]		N/A
Total distributions to shareholders		(640,294)		(642,426)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	31,199	299,402	24,954	288,776
Class C	178	1,706	927	11,000
Class R4	35,364	340,543	0	0
Class R6	147,254	1,441,445	7,453	86,403
Administrator Class	41,497 [1]	392,752 [1]	N/A	N/A
		2,475,848		386,179
Reinvestment of distributions
Class A	50,466	479,236	5,475	61,514
Class C	98	934	972	10,927
Class R4	1,650	15,719	940	10,590
Class R6	5,847	55,808	49,588	559,395
Administrator Class	8,883 [1]	84,708 [1]	N/A	N/A
		636,405		642,426
Payment for shares redeemed
Class A	(356,838)	(3,396,865)	(25,796)	(294,339)
Class C	(17,416)	(167,196)	(229)	(2,659)
Class R4	(16,168)	(157,114)	0	0
Class R6	(720,582)	(6,987,400)	(8,257)	(96,039)
Administrator Class	(143,473) [1]	(1,348,825) [1]	N/A	N/A
		(12,057,400)		(393,037)
Net asset value of shares issued in acquisition
Class A	5,414,439	52,870,470	0	0
Class C	19,655	192,057	0	0
Class R4	138,663	1,358,561	0	0
Class R6	365,932	3,589,843	0	0
Administrator Class	981,161	9,625,297	N/A	N/A
		67,636,228		0
Net increase in net assets resulting from capital share transactions		58,691,081		635,568
Total increase in net assets		56,649,794		129,818
Net assets
Beginning of period		7,121,345		6,991,527
End of period		$ 63,771,139		$7,121,345
[1]	For the period from August 26, 2022 (commencement of class operations) to February 28, 2023
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  77

Statements of changes in net assets
	Dynamic Target 2015 Fund
	Year ended February 28, 2023		Year ended February 28, 2022
Operations
Net investment income		$ 372,172		$ 120,305
Net realized gains (losses) on investments		(481,968)		467,706
Net change in unrealized gains (losses) on investments		(601,074)		(417,045)
Net increase (decrease) in net assets resulting from operations		(710,870)		170,966
Distributions to shareholders from
Net investment income and net realized gains
Class A		(256,853)		(60,659)
Class C		(884)		(10,945)
Class R4		(43)		(11,671)
Class R6		(25,412)		(546,218)
Administrator Class		(33,601) [1]		N/A
Total distributions to shareholders		(316,793)		(629,493)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	28,842	280,741	15,291	171,461
Class R4	1,174	11,173	0	0
Class R6	119,179	1,172,993	15	176
Administrator Class	3,424 [1]	31,730 [1]	N/A	N/A
		1,496,637		171,637
Reinvestment of distributions
Class A	26,849	255,654	5,372	60,659
Class C	93	884	969	10,945
Class R4	4	43	1,032	11,671
Class R6	2,658	25,412	48,223	546,218
Administrator Class	3,518 [1]	33,601 [1]	N/A	N/A
		315,594		629,493
Payment for shares redeemed
Class A	(234,069)	(2,247,046)	(2,501)	(30,361)
Class R4	(12,526)	(121,951)	0	0
Class R6	(579,403)	(5,640,359)	(33)	(409)
Administrator Class	(51,151) [1]	(485,702) [1]	N/A	N/A
		(8,495,058)		(30,770)
Net asset value of shares issued in acquisition
Class A	2,427,530	23,721,868	0	0
Class R4	1,510	14,781	0	0
Class R6	135,654	1,329,678	0	0
Administrator Class	323,878	3,174,672	N/A	N/A
		28,240,999		0
Net increase in net assets resulting from capital share transactions		21,558,172		770,360
Total increase in net assets		20,530,509		311,833
Net assets
Beginning of period		6,541,841		6,230,008
End of period		$27,072,350		$6,541,841
[1]	For the period from August 26, 2022 (commencement of class operations) to February 28, 2023
The accompanying notes are an integral part of these financial statements.

78  |  Target Date Retirement Funds

Statements of changes in net assets
	Dynamic Target 2020 Fund
	Year ended February 28, 2023		Year ended February 28, 2022
Operations
Net investment income		$ 1,491,053		$ 141,426
Net realized gains (losses) on investments		(1,655,080)		639,866
Net change in unrealized gains (losses) on investments		(946,949)		(543,356)
Net increase (decrease) in net assets resulting from operations		(1,110,976)		237,936
Distributions to shareholders from
Net investment income and net realized gains
Class A		(803,131)		(161,350)
Class C		(8,073)		(15,449)
Class R4		(76,702)		(12,877)
Class R6		(109,083)		(642,282)
Administrator Class		(197,006) [1]		N/A
Total distributions to shareholders		(1,193,995)		(831,958)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	51,676	508,380	36,489	434,090
Class C	156	1,502	1,337	15,501
Class R4	87,334	849,095	0	0
Class R6	319,278	3,178,743	27,915	331,642
Administrator Class	94,532 [1]	899,857 [1]	N/A	N/A
		5,437,577		781,233
Reinvestment of distributions
Class A	82,096	787,597	14,086	161,350
Class C	841	8,073	1,346	15,449
Class R4	7,929	76,702	1,114	12,877
Class R6	11,227	108,829	55,506	642,282
Administrator Class	20,313 [1]	196,908 [1]	N/A	N/A
		1,178,109		831,958
Payment for shares redeemed
Class A	(597,484)	(5,743,334)	(29,446)	(346,777)
Class C	(31,069)	(305,108)	(4,618)	(52,903)
Class R4	(117,298)	(1,131,154)	0	0
Class R6	(1,034,220)	(10,139,990)	(5,113)	(61,723)
Administrator Class	(222,148) [1]	(2,163,382) [1]	N/A	N/A
		(19,482,968)		(461,403)
Net asset value of shares issued in acquisition
Class A	10,283,358	101,112,885	0	0
Class C	117,463	1,159,562	0	0
Class R4	883,722	8,766,864	0	0
Class R6	904,968	8,993,096	0	0
Administrator Class	2,440,526	24,252,752	N/A	N/A
		144,285,159		0
Net increase in net assets resulting from capital share transactions		131,417,877		1,151,788
Total increase in net assets		129,112,906		557,766
Net assets
Beginning of period		8,171,763		7,613,997
End of period		$137,284,669		$8,171,763
[1]	For the period from August 26, 2022 (commencement of class operations) to February 28, 2023
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  79

Statements of changes in net assets
	Dynamic Target 2025 Fund
	Year ended February 28, 2023		Year ended February 28, 2022
Operations
Net investment income		$ 1,049,933		$ 220,097
Net realized gains (losses) on investments		(943,247)		1,106,385
Net change in unrealized gains (losses) on investments		(762,753)		(885,305)
Net increase (decrease) in net assets resulting from operations		(656,067)		441,177
Distributions to shareholders from
Net investment income and net realized gains
Class A		(582,334)		(545,607)
Class C		0		(13,239)
Class R4		(6,696)		(13,686)
Class R6		(220,777)		(856,637)
Administrator Class		(52,316) [1]		N/A
Total distributions to shareholders		(862,123)		(1,429,169)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	61,165	637,792	219,454	2,804,021
Class C	2,516	25,881	114	1,465
Class R4	1,750	17,845	0	0
Class R6	793,364	8,328,514	109,174	1,402,925
Administrator Class	49,998 [1]	504,506 [1]	N/A	N/A
		9,514,538		4,208,411
Reinvestment of distributions
Class A	57,347	579,313	45,256	545,607
Class C	0	0	1,095	13,239
Class R4	657	6,696	1,126	13,686
Class R6	21,600	220,574	70,363	856,637
Administrator Class	5,123 [1]	52,316 [1]	N/A	N/A
		858,899		1,429,169
Payment for shares redeemed
Class A	(506,192)	(5,214,819)	(101,544)	(1,278,870)
Class C	(11,488)	(119,163)	(860)	(11,020)
Class R4	(18,787)	(194,817)	0	0
Class R6	(1,210,037)	(12,488,088)	(115,631)	(1,510,350)
Administrator Class	(15,861) [1]	(160,476) [1]	N/A	N/A
		(18,177,363)		(2,800,240)
Net asset value of shares issued in acquisition
Class A	6,281,718	64,927,493	0	0
Class R4	70,044	730,159	0	0
Class R6	1,323,169	13,814,817	0	0
Administrator Class	515,462	5,381,787	N/A	N/A
		84,854,256		0
Net increase in net assets resulting from capital share transactions		77,050,330		2,837,340
Total increase in net assets		75,532,140		1,849,348
Net assets
Beginning of period		13,814,287		11,964,939
End of period		$ 89,346,427		$13,814,287
[1]	For the period from August 26, 2022 (commencement of class operations) to February 28, 2023
The accompanying notes are an integral part of these financial statements.

80  |  Target Date Retirement Funds

Statements of changes in net assets
	Dynamic Target 2030 Fund
	Year ended February 28, 2023		Year ended February 28, 2022
Operations
Net investment income		$ 2,255,738		$ 206,743
Net realized gains (losses) on investments		(384,313)		1,116,205
Net change in unrealized gains (losses) on investments		1,291,517		(890,507)
Net increase in net assets resulting from operations		3,162,942		432,441
Distributions to shareholders from
Net investment income and net realized gains
Class A		(2,019,693)		(495,005)
Class C		(11,300)		(14,437)
Class R4		(301,846)		(14,488)
Class R6		(648,278)		(925,502)
Administrator Class		(716,196) [1]		N/A
Total distributions to shareholders		(3,697,313)		(1,449,432)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	139,964	1,442,782	179,197	2,285,559
Class C	2,042	21,085	735	9,439
Class R4	112,039	1,164,343	0	0
Class R6	1,235,315	13,036,980	115,832	1,474,814
Administrator Class	97,077 [1]	1,005,523 [1]	N/A	N/A
		16,670,713		3,769,812
Reinvestment of distributions
Class A	193,140	1,993,872	39,899	483,110
Class C	1,092	11,300	1,191	14,437
Class R4	28,914	301,846	1,183	14,488
Class R6	61,999	648,131	75,430	925,502
Administrator Class	68,446 [1]	716,196 [1]	N/A	N/A
		3,671,345		1,437,537
Payment for shares redeemed
Class A	(742,811)	(7,616,114)	(100,094)	(1,264,409)
Class C	(27,617)	(285,965)	(2)	(20)
Class R4	(109,867)	(1,126,231)	0	0
Class R6	(1,685,930)	(17,451,710)	(34,787)	(454,588)
Administrator Class	(564,720) [1]	(5,903,729) [1]	N/A	N/A
		(32,383,749)		(1,719,017)
Net asset value of shares issued in acquisition
Class A	12,565,972	129,993,280	0	0
Class C	73,129	758,940	0	0
Class R4	1,770,935	18,537,068	0	0
Class R6	2,573,850	26,986,777	0	0
Administrator Class	4,507,069	47,256,674	N/A	N/A
		223,532,739		0
Net increase in net assets resulting from capital share transactions		211,491,048		3,488,332
Total increase in net assets		210,956,677		2,471,341
Net assets
Beginning of period		13,577,457		11,106,116
End of period		$224,534,134		$13,577,457
[1]	For the period from August 26, 2022 (commencement of class operations) to February 28, 2023
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  81

Statements of changes in net assets
	Dynamic Target 2035 Fund
	Year ended February 28, 2023		Year ended February 28, 2022
Operations
Net investment income		$ 1,117,497		$ 200,811
Net realized gains (losses) on investments		(115,720)		1,105,160
Net change in unrealized gains (losses) on investments		663,440		(876,707)
Net increase in net assets resulting from operations		1,665,217		429,264
Distributions to shareholders from
Net investment income and net realized gains
Class A		(1,328,062)		(217,181)
Class C		(237)		(15,642)
Class R4		(26,432)		(15,272)
Class R6		(398,495)		(1,207,078)
Administrator Class		(85,301) [1]		N/A
Total distributions to shareholders		(1,838,527)		(1,455,173)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	103,033	1,064,133	47,696	613,128
Class C	1,727	18,800	2,231	27,590
Class R4	27,331	283,588	0	0
Class R6	1,009,488	10,624,234	90,826	1,198,201
Administrator Class	115,764 [1]	1,167,486 [1]	N/A	N/A
		13,158,241		1,838,919
Reinvestment of distributions
Class A	128,420	1,324,923	17,904	217,181
Class C	22	237	1,285	15,642
Class R4	2,537	26,432	1,246	15,272
Class R6	38,196	398,495	98,290	1,207,078
Administrator Class	8,170 [1]	85,301 [1]	N/A	N/A
		1,835,388		1,455,173
Payment for shares redeemed
Class A	(316,459)	(3,273,441)	(21,780)	(268,781)
Class C	(11,958)	(122,935)	(2)	(21)
Class R4	(31,418)	(323,676)	0	0
Class R6	(992,904)	(10,210,747)	(13,841)	(178,081)
Administrator Class	(142,483) [1]	(1,487,255) [1]	N/A	N/A
		(15,418,054)		(446,883)
Net asset value of shares issued in acquisition
Class A	7,901,606	81,377,252	0	0
Class R4	146,363	1,523,401	0	0
Class R6	1,136,407	11,849,166	0	0
Administrator Class	425,139	4,432,869	N/A	N/A
		99,182,688		0
Net increase in net assets resulting from capital share transactions		98,758,263		2,847,209
Total increase in net assets		98,584,953		1,821,300
Net assets
Beginning of period		12,733,866		10,912,566
End of period		$111,318,819		$12,733,866
[1]	For the period from August 26, 2022 (commencement of class operations) to February 28, 2023
The accompanying notes are an integral part of these financial statements.

82  |  Target Date Retirement Funds

Statements of changes in net assets
	Dynamic Target 2040 Fund
	Year ended February 28, 2023		Year ended February 28, 2022
Operations
Net investment income		$ 2,118,775		$ 162,494
Net realized gains on investments		1,238,355		1,051,602
Net change in unrealized gains (losses) on investments		3,371,117		(807,860)
Net increase in net assets resulting from operations		6,728,247		406,236
Distributions to shareholders from
Net investment income and net realized gains
Class A		(3,265,710)		(425,443)
Class C		(15,536)		(16,287)
Class R4		(537,051)		(15,931)
Class R6		(758,275)		(788,089)
Administrator Class		(742,181) [1]		N/A
Total distributions to shareholders		(5,318,753)		(1,245,750)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	66,806	672,184	50,367	629,754
Class C	2,142	21,544	547	7,141
Class R4	193,838	1,992,163	0	0
Class R6	916,233	9,438,709	28,995	365,456
Administrator Class	84,913 [1]	854,834 [1]	N/A	N/A
		12,979,434		1,002,351
Reinvestment of distributions
Class A	318,425	3,229,869	35,541	425,443
Class C	1,527	15,536	1,354	16,287
Class R4	52,295	537,051	1,313	15,931
Class R6	73,687	757,596	64,861	788,089
Administrator Class	72,128 [1]	742,181 [1]	N/A	N/A
		5,282,233		1,245,750
Payment for shares redeemed
Class A	(757,332)	(7,659,740)	(135,253)	(1,535,377)
Class C	(20,875)	(209,302)	(3)	(40)
Class R4	(72,821)	(746,158)	0	0
Class R6	(1,183,201)	(11,920,231)	(3,093)	(39,753)
Administrator Class	(395,180) [1]	(4,068,439) [1]	N/A	N/A
		(24,603,870)		(1,575,170)
Net asset value of shares issued in acquisition
Class A	15,071,298	152,034,700	0	0
Class C	74,765	757,759	0	0
Class R4	2,236,744	22,861,085	0	0
Class R6	2,646,873	27,085,233	0	0
Administrator Class	3,479,040	35,600,774	N/A	N/A
		238,339,551		0
Net increase in net assets resulting from capital share transactions		231,997,348		672,931
Total increase (decrease) in net assets		233,406,842		(166,583)
Net assets
Beginning of period		9,419,808		9,586,391
End of period		$242,826,650		$ 9,419,808
[1]	For the period from August 26, 2022 (commencement of class operations) to February 28, 2023
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  83

Statements of changes in net assets
	Dynamic Target 2045 Fund
	Year ended February 28, 2023		Year ended February 28, 2022
Operations
Net investment income		$ 543,798		$ 141,904
Net realized gains on investments		256,760		926,923
Net change in unrealized gains (losses) on investments		257,748		(645,956)
Net increase in net assets resulting from operations		1,058,306		422,871
Distributions to shareholders from
Net investment income and net realized gains
Class A		(720,069)		(86,264)
Class C		(447)		(18,714)
Class R4		(15,842)		(16,649)
Class R6		(441,597)		(918,136)
Administrator Class		(28,210) [1]		N/A
Total distributions to shareholders		(1,206,165)		(1,039,763)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	53,360	541,227	13,714	168,746
Class C	791	8,090	466	6,143
Class R4	1,090	11,202	0	0
Class R6	754,464	7,812,862	29,852	383,596
Administrator Class	4,930 [1]	49,935 [1]	N/A	N/A
		8,423,316		558,485
Reinvestment of distributions
Class A	70,589	719,580	7,176	86,264
Class C	42	440	1,555	18,714
Class R4	1,538	15,842	1,370	16,649
Class R6	42,797	441,597	75,376	918,136
Administrator Class	2,732 [1]	28,210 [1]	N/A	N/A
		1,205,669		1,039,763
Payment for shares redeemed
Class A	(133,668)	(1,342,609)	(17,206)	(224,559)
Class C	(11,606)	(117,221)	(2)	(30)
Class R4	(21,118)	(215,375)	0	0
Class R6	(811,521)	(8,205,804)	(21,937)	(290,456)
Administrator Class	(11,224) [1]	(116,557) [1]	N/A	N/A
		(9,997,566)		(515,045)
Net asset value of shares issued in acquisition
Class A	3,201,742	32,410,799	0	0
Class R4	75,045	767,652	0	0
Class R6	1,248,234	12,796,886	0	0
Administrator Class	124,675	1,278,171	N/A	N/A
		47,253,508		0
Net increase in net assets resulting from capital share transactions		46,884,927		1,083,203
Total increase in net assets		46,737,068		466,311
Net assets
Beginning of period		8,433,417		7,967,106
End of period		$55,170,485		$ 8,433,417
[1]	For the period from August 26, 2022 (commencement of class operations) to February 28, 2023
The accompanying notes are an integral part of these financial statements.

84  |  Target Date Retirement Funds

Statements of changes in net assets
	Dynamic Target 2050 Fund
	Year ended February 28, 2023		Year ended February 28, 2022
Operations
Net investment income		$ 805,766		$ 126,694
Net realized gains on investments		783,265		849,294
Net change in unrealized gains (losses) on investments		1,201,833		(584,502)
Net increase in net assets resulting from operations		2,790,864		391,486
Distributions to shareholders from
Net investment income and net realized gains
Class A		(815,180)		(56,447)
Class C		(10,395)		(16,542)
Class R4		(265,984)		(16,038)
Class R6		(624,024)		(833,660)
Administrator Class		(441,824) [1]		N/A
Total distributions to shareholders		(2,157,407)		(922,687)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	48,944	498,212	12,622	165,607
Class C	0	0	5	58
Class R4	145,957	1,516,052	0	0
Class R6	733,826	7,638,231	25,936	338,049
Administrator Class	57,763 [1]	596,789 [1]	N/A	N/A
		10,249,284		503,714
Reinvestment of distributions
Class A	78,323	809,407	4,634	56,447
Class C	1,008	10,395	1,361	16,542
Class R4	25,558	265,984	1,308	16,038
Class R6	59,838	624,024	67,813	833,660
Administrator Class	42,333 [1]	441,824 [1]	N/A	N/A
		2,151,634		922,687
Payment for shares redeemed
Class A	(193,502)	(1,964,897)	(5,180)	(68,313)
Class C	(28,936)	(294,868)	(2)	(20)
Class R4	(155,512)	(1,627,335)	0	0
Class R6	(930,290)	(9,509,133)	(13,470)	(165,848)
Administrator Class	(140,844) [1]	(1,469,214) [1]	N/A	N/A
		(14,865,447)		(234,181)
Net asset value of shares issued in acquisition
Class A	3,418,379	35,013,618	0	0
Class C	47,585	486,931	0	0
Class R4	1,044,217	10,778,604	0	0
Class R6	1,896,508	19,616,309	0	0
Administrator Class	1,818,108	18,805,393	N/A	N/A
		84,700,855		0
Net increase in net assets resulting from capital share transactions		82,236,326		1,192,220
Total increase in net assets		82,869,783		661,019
Net assets
Beginning of period		7,629,578		6,968,559
End of period		$ 90,499,361		$7,629,578
[1]	For the period from August 26, 2022 (commencement of class operations) to February 28, 2023
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  85

Statements of changes in net assets
	Dynamic Target 2055 Fund
	Year ended February 28, 2023		Year ended February 28, 2022
Operations
Net investment income		$ 232,279		$ 131,051
Net realized gains (losses) on investments		(157,648)		877,030
Net change in unrealized gains (losses) on investments		(219,694)		(615,704)
Net increase (decrease) in net assets resulting from operations		(145,063)		392,377
Distributions to shareholders from
Net investment income and net realized gains
Class A		(62,142)		(58,601)
Class C		(15)		(18,486)
Class R4		(7,595)		(16,586)
Class R6		(123,968)		(882,662)
Administrator Class		(11,549) [1]		N/A
Total distributions to shareholders		(205,269)		(976,335)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	16,606	173,583	9,635	126,177
Class C	1,598	16,851	1,243	15,771
Class R4	11,063	116,326	0	0
Class R6	343,566	3,602,242	46,471	582,370
Administrator Class	5,527 [1]	57,290 [1]	N/A	N/A
		3,966,292		724,318
Reinvestment of distributions
Class A	6,098	62,056	4,818	58,601
Class C	1	15	1,523	18,486
Class R4	741	7,595	1,353	16,586
Class R6	12,065	123,968	71,914	882,662
Administrator Class	1,125 [1]	11,549 [1]	N/A	N/A
		205,183		976,335
Payment for shares redeemed
Class A	(37,386)	(381,257)	(5,484)	(71,636)
Class C	(11,598)	(118,188)	(1)	(10)
Class R4	(27,863)	(286,272)	0	0
Class R6	(624,096)	(6,416,352)	(7,084)	(94,434)
Administrator Class	(5,595) [1]	(58,035) [1]	N/A	N/A
		(7,260,104)		(166,080)
Net asset value of shares issued in acquisition
Class A	502,902	5,150,930	0	0
Class R4	62,927	649,566	0	0
Class R6	579,734	5,992,884	0	0
Administrator Class	93,289	964,358	N/A	N/A
		12,757,738		0
Net increase in net assets resulting from capital share transactions		9,669,109		1,534,573
Total increase in net assets		9,318,777		950,615
Net assets
Beginning of period		8,179,579		7,228,964
End of period		$17,498,356		$8,179,579
[1]	For the period from August 26, 2022 (commencement of class operations) to February 28, 2023
The accompanying notes are an integral part of these financial statements.

86  |  Target Date Retirement Funds

Statements of changes in net assets
	Dynamic Target 2060 Fund
	Year ended February 28, 2023		Year ended February 28, 2022
Operations
Net investment income		$ 180,122		$ 118,654
Net realized gains (losses) on investments		(164,750)		803,395
Net change in unrealized gains (losses) on investments		(223,356)		(555,617)
Net increase (decrease) in net assets resulting from operations		(207,984)		366,432
Distributions to shareholders from
Net investment income and net realized gains
Class A		(15,234)		(57,008)
Class C		(1,121)		(15,146)
Class R4		(38,045)		(16,036)
Class R6		(76,686)		(766,965)
Administrator Class		(27,100) [1]		N/A
Total distributions to shareholders		(158,186)		(855,155)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	17,106	183,528	9,306	121,864
Class R4	59,840	631,280	0	0
Class R6	211,647	2,225,611	14,423	183,736
Administrator Class	32,899 [1]	342,625 [1]	N/A	N/A
		3,383,044		305,600
Reinvestment of distributions
Class A	1,493	15,234	4,684	57,008
Class C	110	1,121	1,244	15,146
Class R4	3,691	38,045	1,303	16,036
Class R6	7,431	76,686	62,194	766,965
Administrator Class	2,623 [1]	27,100 [1]	N/A	N/A
		158,186		855,155
Payment for shares redeemed
Class A	(21,965)	(228,546)	(3,724)	(49,818)
Class C	(15,071)	(155,407)	(1)	(10)
Class R4	(40,170)	(415,347)	0	0
Class R6	(619,851)	(6,432,004)	(3,624)	(44,270)
Administrator Class	(46,098) [1]	(479,956) [1]	N/A	N/A
		(7,711,260)		(94,098)
Net asset value of shares issued in acquisition
Class A	91,064	935,210	0	0
Class C	13,730	141,331	0	0
Class R4	242,449	2,517,681	0	0
Class R6	399,462	4,156,528	0	0
Administrator Class	204,111	2,123,841	N/A	N/A
		9,874,591		0
Net increase in net assets resulting from capital share transactions		5,704,561		1,066,657
Total increase in net assets		5,338,391		577,934
Net assets
Beginning of period		7,177,478		6,599,544
End of period		$12,515,869		$7,177,478
[1]	For the period from August 26, 2022 (commencement of class operations) to February 28, 2023
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  87

Statements of changes in net assets
	Dynamic Target 2065 Fund
	Year ended February 28, 2023[1]
Operations
Net investment income		$ 39,749
Net realized losses on investments		(222,512)
Net change in unrealized gains (losses) on investments		350,934
Net increase in net assets resulting from operations		168,171
Distributions to shareholders from
Net investment income and net realized gains
Class A		(425)
Class C		(425)
Class R4		(509)
Class R6		(25,479)
Administrator Class		(449)
Total distributions to shareholders		(27,287)
Capital share transactions	Shares
Proceeds from shares sold
Class A	5,000	100,000
Class C	5,000	100,000
Class R4	6,202	125,346
Class R6	233,604	4,674,830
Administrator Class	5,000	100,000
		5,100,176
Reinvestment of distributions
Class A	21	425
Class C	21	425
Class R4	26	509
Class R6	1,288	25,479
Administrator Class	23	449
		27,287
Payment for shares redeemed
Class R6	(55)	(1,157)
Net increase in net assets resulting from capital share transactions		5,126,306
Total increase in net assets		5,267,190
Net assets
Beginning of period		0
End of period		$5,267,190
[1]	For the period from September 13, 2022 (commencement of operations) to February 28, 2023
The accompanying notes are an integral part of these financial statements.

88  |  Target Date Retirement Funds

Financial highlights
Dynamic Target Today Fund
(For a share outstanding throughout each period)
	Year ended February 28					Year ended May 31
Class A	2023	2022	2021	2020 [1]	2019 [2]	2018
Net asset value, beginning of period	$10.61	$11.38	$10.60	$10.11	$10.82	$10.65
Net investment income	0.22	0.16	0.13	0.21 [3]	0.13	0.15
Net realized and unrealized gains (losses) on investments	(1.17)	0.06	1.09	0.50	0.16	0.38
Total from investment operations	(0.95)	0.22	1.22	0.71	0.29	0.53
Distributions to shareholders from
Net investment income	(0.09)	(0.17)	(0.18)	(0.22)	(0.15)	(0.19)
Net realized gains	(0.00) [4]	(0.82)	(0.26)	0.00	(0.85)	(0.17)
Total distributions to shareholders	(0.09)	(0.99)	(0.44)	(0.22)	(1.00)	(0.36)
Net asset value, end of period	$9.57	$10.61	$11.38	$10.60	$10.11	$10.82
Total return[5]	(8.93)%	1.53%	11.47%	6.95%	3.16%	4.96%
Ratios to average net assets (annualized)
Gross expenses	0.95% ♦,*	2.32% *	2.98% *	3.37% *	4.39% *	4.39% ^
Net expenses	0.60% ♦,*	0.65% *	0.67% *	0.66% *	0.59% *	0.48% ^
Net investment income	2.05% *	1.46% *	1.58% *	1.95% *	1.75% *	1.37%
Supplemental data
Portfolio turnover rate[6]	89%	101%	87%	39%	48%	94%
Net assets, end of period (000s omitted)	$49,775	$667	$662	$1,022	$400	$384

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Year ended February 28, 2023	0.09%
Year ended February 28, 2022	0.10%
Year ended February 28, 2021	0.10%
Year ended February 29, 2020	0.12%
Year ended February 28, 2019[2]	0.12%

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.10%.
[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Amount is less than $0.005.
[5]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  89

Financial highlights
Dynamic Target Today Fund
(For a share outstanding throughout each period)
	Year ended February 28					Year ended May 31
Class C	2023	2022	2021	2020 [1]	2019 [2]	2018
Net asset value, beginning of period	$10.62	$11.45	$10.56	$10.08	$10.76	$10.58
Net investment income	0.19	0.08	0.08	0.14	0.08	0.07
Payment from affiliate	0.00	0.00	0.16	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	(1.18)	0.05	1.05	0.48	0.15	0.38
Total from investment operations	(0.99)	0.13	1.29	0.62	0.23	0.45
Distributions to shareholders from
Net investment income	(0.06)	(0.14)	(0.14)	(0.14)	(0.06)	(0.10)
Net realized gains	(0.00) [3]	(0.82)	(0.26)	0.00	(0.85)	(0.17)
Total distributions to shareholders	(0.06)	(0.96)	(0.40)	(0.14)	(0.91)	(0.27)
Net asset value, end of period	$9.57	$10.62	$11.45	$10.56	$10.08	$10.76
Total return[4]	(9.28)%	0.78%	12.31% [5]	6.11%	2.60%	4.25%
Ratios to average net assets (annualized)
Gross expenses	2.39% ♦,*	2.52% *	3.30% *	4.02% *	5.14% *	5.14% ^
Net expenses	0.99% ♦,*	1.42% *	1.43% *	1.41% *	1.34% *	1.24% ^
Net investment income	1.80% *	0.69% *	0.74% *	1.33% *	0.99% *	0.65%
Supplemental data
Portfolio turnover rate[6]	89%	101%	87%	39%	48%	94%
Net assets, end of period (000s omitted)	$140	$129	$120	$107	$102	$109

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Year ended February 28, 2023	0.09%
Year ended February 28, 2022	0.13%
Year ended February 28, 2021	0.11%
Year ended February 29, 2020	0.11%
Year ended February 28, 2019[2]	0.11%

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.10%.
[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Amount is less than $0.005.
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	During the year ended February 28, 2021, the Fund received a payment from an affiliate which had an impact of 1.55% on the total return.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

90  |  Target Date Retirement Funds

Financial highlights
Dynamic Target Today Fund
(For a share outstanding throughout each period)
	Year ended February 28					Year ended May 31
Class R4	2023	2022	2021	2020 [1]	2019 [2]	2018
Net asset value, beginning of period	$10.63	$11.39	$10.62	$10.10	$10.81	$10.63
Net investment income	0.23 [3]	0.20	0.20	0.25	0.16	0.18
Net realized and unrealized gains (losses) on investments	(1.15)	0.05	1.05	0.49	0.16	0.38
Total from investment operations	(0.92)	0.25	1.25	0.74	0.32	0.56
Distributions to shareholders from
Net investment income	(0.10)	(0.19)	(0.22)	(0.22)	(0.18)	(0.21)
Net realized gains	(0.00) [4]	(0.82)	(0.26)	0.00	(0.85)	(0.17)
Total distributions to shareholders	(0.10)	(1.01)	(0.48)	(0.22)	(1.03)	(0.38)
Net asset value, end of period	$9.61	$10.63	$11.39	$10.62	$10.10	$10.81
Total return[5]	(8.64)%	1.86%	11.81%	7.33%	3.42%	5.27%
Ratios to average net assets (annualized)
Gross expenses	0.77% ♦,*	2.02% *	2.65% *	3.17% *	4.11% *	4.11% ^
Net expenses	0.29% ♦,*	0.36% *	0.37% *	0.36% *	0.31% *	0.22% ^
Net investment income	2.37% *	1.75% *	1.82% *	2.38% *	2.02% *	1.67%
Supplemental data
Portfolio turnover rate[6]	89%	101%	87%	39%	48%	94%
Net assets, end of period (000s omitted)	$1,640	$119	$117	$109	$104	$111

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Year ended February 28, 2023	0.09%
Year ended February 28, 2022	0.08%
Year ended February 28, 2021	0.08%
Year ended February 29, 2020	0.11%
Year ended February 28, 2019[2]	0.11%

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.10%.
[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Amount is less than $0.005.
[5]	Returns for periods of less than one year are not annualized.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  91

Financial highlights
Dynamic Target Today Fund
(For a share outstanding throughout each period)
	Year ended February 28					Year ended May 31
Class R6	2023	2022	2021	2020 [1]	2019 [2]	2018
Net asset value, beginning of period	$10.64	$11.39	$10.62	$10.10	$10.82	$10.64
Net investment income	0.36	0.21	0.21	0.27 [3]	0.17	0.20
Net realized and unrealized gains (losses) on investments	(1.27)	0.07	1.05	0.49	0.15	0.38
Total from investment operations	(0.91)	0.28	1.26	0.76	0.32	0.58
Distributions to shareholders from
Net investment income	(0.10)	(0.21)	(0.23)	(0.24)	(0.19)	(0.23)
Net realized gains	(0.00) [4]	(0.82)	(0.26)	0.00	(0.85)	(0.17)
Total distributions to shareholders	(0.10)	(1.03)	(0.49)	(0.24)	(1.04)	(0.40)
Net asset value, end of period	$9.63	$10.64	$11.39	$10.62	$10.10	$10.82
Total return[5]	(8.50)%	2.09%	11.96%	7.48%	3.49%	5.42%
Ratios to average net assets (annualized)
Gross expenses	1.44% ♦,*	1.88% *	2.52% *	3.02% *	3.97% *	3.96% ^
Net expenses	0.14% ♦,*	0.21% *	0.22% *	0.21% *	0.16% *	0.07% ^
Net investment income	2.71% *	1.91% *	1.96% *	2.51% *	2.17% *	1.82%
Supplemental data
Portfolio turnover rate[6]	89%	101%	87%	39%	48%	94%
Net assets, end of period (000s omitted)	$3,677	$6,207	$6,093	$5,545	$4,785	$5,123

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Year ended February 28, 2023	0.10%
Year ended February 28, 2022	0.10%
Year ended February 28, 2021	0.10%
Year ended February 29, 2020	0.12%
Year ended February 28, 2019[2]	0.12%

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.10%.
[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Amount is less than $0.005.
[5]	Returns for periods of less than one year are not annualized.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

92  |  Target Date Retirement Funds

Financial highlights
Dynamic Target Today Fund
(For a share outstanding throughout each period)
Year ended February 28
Administrator Class	2023 [1]
Net asset value, beginning of period	$9.81
Net investment income	0.10 [2]
Net realized and unrealized gains (losses) on investments	(0.20)
Total from investment operations	(0.10)
Distributions to shareholders from
Net investment income	(0.09)
Net realized gains	(0.00) [3]
Total distributions to shareholders	(0.09)
Net asset value, end of period	$9.62
Total return[4]	(0.96)%
Ratios to average net assets (annualized)
Gross expenses	0.85% ♦,5
Net expenses	0.49% ♦,5
Net investment income	2.15% [5]
Supplemental data
Portfolio turnover rate[6]	89%
Net assets, end of period (000s omitted)	$8,539

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
[1]	For the period from August 26, 2022 (commencement of class operations) to February 28, 2023
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
[5]	Ratios include net expenses allocated from the affiliated Master Portfolios in the amount of 0.10%.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  93

Financial highlights
Dynamic Target 2015 Fund
(For a share outstanding throughout each period)
	Year ended February 28					Year ended May 31
Class A	2023	2022	2021	2020 [1]	2019 [2]	2018
Net asset value, beginning of period	$10.65	$11.41	$10.40	$9.99	$11.06	$10.76
Net investment income	0.19 [3]	0.17	0.17	0.22	0.12	0.15 [3]
Net realized and unrealized gains (losses) on investments	(1.12)	0.16	1.17	0.41	0.15	0.56
Total from investment operations	(0.93)	0.33	1.34	0.63	0.27	0.71
Distributions to shareholders from
Net investment income	(0.10)	(0.16)	(0.18)	(0.22)	(0.13)	(0.19)
Net realized gains	(0.00) [4]	(0.93)	(0.15)	0.00	(1.21)	(0.22)
Total distributions to shareholders	(0.10)	(1.09)	(0.33)	(0.22)	(1.34)	(0.41)
Net asset value, end of period	$9.62	$10.65	$11.41	$10.40	$9.99	$11.06
Total return[5]	(8.64)%	2.44%	12.95%	6.22%	3.09%	6.62%
Ratios to average net assets (annualized)
Gross expenses	1.28% ♦,*	2.45% *	3.39% *	3.63% *	4.23% *	4.14% ^
Net expenses	0.60% ♦,*	0.65% *	0.66% *	0.65% *	0.61% *	0.51% ^
Net investment income	1.99% *	1.44% *	1.49% *	2.00% *	1.50% *	1.33%
Supplemental data
Portfolio turnover rate[6]	87%	97%	87%	38%	45%	82%
Net assets, end of period (000s omitted)	$22,309	$733	$578	$460	$390	$456

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Year ended February 28, 2023	0.09%
Year ended February 28, 2022	0.10%
Year ended February 28, 2021	0.10%
Year ended February 29, 2020	0.13%
Year ended February 28, 2019[2]	0.12%

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.10%.
[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Amount is less than $0.005.
[5]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

94  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2015 Fund
(For a share outstanding throughout each period)
	Year ended February 28					Year ended May 31
Class C	2023	2022	2021	2020 [1]	2019 [2]	2018
Net asset value, beginning of period	$10.65	$11.48	$10.35	$9.96	$11.01	$10.71
Net investment income	0.18	0.08	0.08	0.13	0.06	0.06
Payment from affiliate	0.00	0.00	0.17	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	(1.13)	0.15	1.17	0.42	0.15	0.56
Total from investment operations	(0.95)	0.23	1.42	0.55	0.21	0.62
Distributions to shareholders from
Net investment income	(0.08)	(0.13)	(0.14)	(0.16)	(0.05)	(0.10)
Net realized gains	(0.00) [3]	(0.93)	(0.15)	0.00	(1.21)	(0.22)
Total distributions to shareholders	(0.08)	(1.06)	(0.29)	(0.16)	(1.26)	(0.32)
Net asset value, end of period	$9.62	$10.65	$11.48	$10.35	$9.96	$11.01
Total return[4]	(8.92)%	1.60%	13.78% [5]	5.49%	2.46%	5.80%
Ratios to average net assets (annualized)
Gross expenses	2.70% ♦,*	2.63% *	3.74% *	4.19% *	4.97% *	4.89% ^
Net expenses	0.92% ♦,*	1.42% *	1.43% *	1.42% *	1.36% *	1.27% ^
Net investment income	1.84% *	0.67% *	0.73% *	1.26% *	0.76% *	0.52%
Supplemental data
Portfolio turnover rate[6]	87%	97%	87%	38%	45%	82%
Net assets, end of period (000s omitted)	$108	$119	$117	$105	$101	$112

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Year ended February 28, 2023	0.09%
Year ended February 28, 2022	0.10%
Year ended February 28, 2021	0.10%
Year ended February 29, 2020	0.12%
Year ended February 28, 2019[2]	0.11%

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.09%.
[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Amount is less than $0.005.
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	During the year ended February 28, 2021, the Fund received a payment from an affiliate which had an impact of 1.66% on the total return.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  95

Financial highlights
Dynamic Target 2015 Fund
(For a share outstanding throughout each period)
	Year ended February 28					Year ended May 31
Class R4	2023	2022	2021	2020 [1]	2019 [2]	2018
Net asset value, beginning of period	$10.65	$11.41	$10.40	$9.99	$11.07	$10.75
Net investment income	0.26 [3]	0.19	0.19	0.24	0.15	0.17
Net realized and unrealized gains (losses) on investments	(1.18)	0.17	1.18	0.42	0.14	0.58
Total from investment operations	(0.92)	0.36	1.37	0.66	0.29	0.75
Distributions to shareholders from
Net investment income	(0.02)	(0.19)	(0.21)	(0.25)	(0.16)	(0.21)
Net realized gains	(0.00) [4]	(0.93)	(0.15)	0.00	(1.21)	(0.22)
Total distributions to shareholders	(0.02)	(1.12)	(0.36)	(0.25)	(1.37)	(0.43)
Net asset value, end of period	$9.71	$10.65	$11.41	$10.40	$9.99	$11.07
Total return[5]	(8.55)%	2.69%	13.27%	6.51%	3.30%	7.01%
Ratios to average net assets (annualized)
Gross expenses	2.18% ♦,*	2.15% *	3.10% *	3.34% *	3.94% *	3.86% ^
Net expenses	0.29% ♦,*	0.36% *	0.37% *	0.36% *	0.31% *	0.23% ^
Net investment income	2.61% *	1.73% *	1.79% *	2.31% *	1.77% *	1.56%
Supplemental data
Portfolio turnover rate[6]	87%	97%	87%	38%	45%	82%
Net assets, end of period (000s omitted)	$14	$121	$118	$107	$103	$114

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Year ended February 28, 2023	0.08%
Year ended February 28, 2022	0.08%
Year ended February 28, 2021	0.09%
Year ended February 29, 2020	0.12%
Year ended February 28, 2019[2]	0.11%

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.09%.
[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Amount is less than $0.005.
[5]	Returns for periods of less than one year are not annualized.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

96  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2015 Fund
(For a share outstanding throughout each period)
	Year ended February 28					Year ended May 31
Class R6	2023	2022	2021	2020 [1]	2019 [2]	2018
Net asset value, beginning of period	$10.66	$11.42	$10.41	$9.99	$11.07	$10.76
Net investment income	0.27 [3]	0.21	0.21	0.26	0.16	0.19
Net realized and unrealized gains (losses) on investments	(1.14)	0.17	1.18	0.42	0.15	0.57
Total from investment operations	(0.87)	0.38	1.39	0.68	0.31	0.76
Distributions to shareholders from
Net investment income	(0.12)	(0.21)	(0.23)	(0.26)	(0.18)	(0.23)
Net realized gains	(0.00) [4]	(0.93)	(0.15)	0.00	(1.21)	(0.22)
Total distributions to shareholders	(0.12)	(1.14)	(0.38)	(0.26)	(1.39)	(0.45)
Net asset value, end of period	$9.67	$10.66	$11.42	$10.41	$9.99	$11.07
Total return[5]	(8.16)%	2.83%	13.41%	6.77%	3.47%	7.06%
Ratios to average net assets (annualized)
Gross expenses	1.83% ♦,*	2.02% *	2.96% *	3.20% *	3.80% *	3.71% ^
Net expenses	0.14% ♦,*	0.21% *	0.22% *	0.21% *	0.16% *	0.07% ^
Net investment income	2.70% *	1.89% *	1.94% *	2.46% *	1.91% *	1.72%
Supplemental data
Portfolio turnover rate[6]	87%	97%	87%	38%	45%	82%
Net assets, end of period (000s omitted)	$1,940	$5,570	$5,417	$4,937	$4,740	$5,253

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Year ended February 28, 2023	0.10%
Year ended February 28, 2022	0.10%
Year ended February 28, 2021	0.11%
Year ended February 29, 2020	0.13%
Year ended February 28, 2019[2]	0.12%

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.10%.
[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Amount is less than $0.005.
[5]	Returns for periods of less than one year are not annualized.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  97

Financial highlights
Dynamic Target 2015 Fund
(For a share outstanding throughout each period)
Year ended February 28
Administrator Class	2023 [1]
Net asset value, beginning of period	$9.80
Net investment income	0.10 [2]
Net realized and unrealized gains (losses) on investments	(0.13)
Total from investment operations	(0.03)
Distributions to shareholders from
Net investment income	(0.11)
Net realized gains	(0.00) [3]
Total distributions to shareholders	(0.11)
Net asset value, end of period	$9.66
Total return[4]	(0.27)%
Ratios to average net assets (annualized)
Gross expenses	1.14% ♦,5
Net expenses	0.49% ♦,5
Net investment income	2.08% [5]
Supplemental data
Portfolio turnover rate[6]	87%
Net assets, end of period (000s omitted)	$2,700

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
[1]	For the period from August 26, 2022 (commencement of class operations) to February 28, 2023
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
[5]	Ratios include net expenses allocated from the affiliated Master Portfolios in the amount of 0.10%.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

98  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2020 Fund
(For a share outstanding throughout each period)
	Year ended February 28					Year ended May 31
Class A	2023	2022	2021	2020 [1]	2019 [2]	2018
Net asset value, beginning of period	$10.78	$11.57	$10.28	$9.95	$11.18	$10.78
Net investment income	0.16	0.17	0.14	0.19 [3]	0.11	0.14
Net realized and unrealized gains (losses) on investments	(1.12)	0.24	1.40	0.35	0.18	0.70
Total from investment operations	(0.96)	0.41	1.54	0.54	0.29	0.84
Distributions to shareholders from
Net investment income	(0.08)	(0.16)	(0.18)	(0.21)	(0.12)	(0.19)
Net realized gains	(0.00) [4]	(1.04)	(0.07)	0.00	(1.40)	(0.25)
Total distributions to shareholders	(0.08)	(1.20)	(0.25)	(0.21)	(1.52)	(0.44)
Net asset value, end of period	$9.74	$10.78	$11.57	$10.28	$9.95	$11.18
Total return[5]	(8.89)%	3.02%	15.03%	5.31%	3.33%	7.80%
Ratios to average net assets (annualized)
Gross expenses	0.81% ♦,*	2.13% *	2.89% *	3.27% *	4.04% *	3.96% ^
Net expenses	0.60% ♦,*	0.65% *	0.67% *	0.67% *	0.61% *	0.52% ^
Net investment income	1.91% *	1.40% *	1.45% *	1.81% *	1.38% *	1.15%
Supplemental data
Portfolio turnover rate[6]	85%	92%	87%	38%	42%	72%
Net assets, end of period (000s omitted)	$97,039	$1,577	$1,448	$1,435	$623	$540

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Year ended February 28, 2023	0.10%
Year ended February 28, 2022	0.10%
Year ended February 28, 2021	0.11%
Year ended February 29, 2020	0.14%
Year ended February 28, 2019[2]	0.12%

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.10%.
[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Amount is less than $0.005.
[5]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  99

Financial highlights
Dynamic Target 2020 Fund
(For a share outstanding throughout each period)
	Year ended February 28					Year ended May 31
Class C	2023	2022	2021	2020 [1]	2019 [2]	2018
Net asset value, beginning of period	$10.82	$11.66	$10.28	$9.95	$11.15	$10.76
Net investment income	0.12 [3]	0.08 [3]	0.07	0.13	0.06	0.05
Payment from affiliate	0.00	0.00	0.13	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	(1.12)	0.24	1.39	0.33	0.17	0.69
Total from investment operations	(1.00)	0.32	1.59	0.46	0.23	0.74
Distributions to shareholders from
Net investment income	(0.08)	(0.12)	(0.14)	(0.13)	(0.03)	(0.10)
Net realized gains	(0.00) [4]	(1.04)	(0.07)	0.00	(1.40)	(0.25)
Total distributions to shareholders	(0.08)	(1.16)	(0.21)	(0.13)	(1.43)	(0.35)
Net asset value, end of period	$9.74	$10.82	$11.66	$10.28	$9.95	$11.15
Total return[5]	(9.26)%	2.23%	15.52% [6]	4.61%	2.72%	6.89%
Ratios to average net assets (annualized)
Gross expenses	1.67% ♦,*	2.46% *	3.30% *	3.88% *	4.79% *	4.71% ^
Net expenses	1.26% ♦,*	1.43% *	1.43% *	1.42% *	1.37% *	1.28% ^
Net investment income	1.26% *	0.66% *	0.62% *	1.21% *	0.66% *	0.43%
Supplemental data
Portfolio turnover rate[7]	85%	92%	87%	38%	42%	72%
Net assets, end of period (000s omitted)	$961	$122	$154	$105	$102	$114

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Year ended February 28, 2023	0.10%
Year ended February 28, 2022	0.13%
Year ended February 28, 2021	0.10%
Year ended February 29, 2020	0.12%
Year ended February 28, 2019[2]	0.11%

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.09%.
[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Amount is less than $0.005.
[5]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[6]	During the year ended February 28, 2021, the Fund received a payment from an affiliate which had an impact of 1.33% on the total return.
[7]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

100  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2020 Fund
(For a share outstanding throughout each period)
	Year ended February 28					Year ended May 31
Class R4	2023	2022	2021	2020 [1]	2019 [2]	2018
Net asset value, beginning of period	$10.86	$11.64	$10.34	$9.99	$11.22	$10.82
Net investment income	0.21 [3]	0.19	0.19	0.24	0.14	0.17
Net realized and unrealized gains (losses) on investments	(1.15)	0.26	1.38	0.33	0.17	0.69
Total from investment operations	(0.94)	0.45	1.57	0.57	0.31	0.86
Distributions to shareholders from
Net investment income	(0.09)	(0.19)	(0.20)	(0.22)	(0.14)	(0.21)
Net realized gains	(0.00) [4]	(1.04)	(0.07)	0.00	(1.40)	(0.25)
Total distributions to shareholders	(0.09)	(1.23)	(0.27)	(0.22)	(1.54)	(0.46)
Net asset value, end of period	$9.83	$10.86	$11.64	$10.34	$9.99	$11.22
Total return[5]	(8.65)%	3.34%	15.32%	5.62%	3.59%	8.03%
Ratios to average net assets (annualized)
Gross expenses	0.53% ♦,*	1.83% *	2.60% *	3.03% *	3.77% *	3.68% ^
Net expenses	0.29% ♦,*	0.36% *	0.37% *	0.36% *	0.32% *	0.24% ^
Net investment income	2.20% *	1.70% *	1.72% *	2.26% *	1.71% *	1.47%
Supplemental data
Portfolio turnover rate[6]	85%	92%	87%	38%	42%	72%
Net assets, end of period (000s omitted)	$8,583	$125	$121	$107	$103	$116

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Year ended February 28, 2023	0.10%
Year ended February 28, 2022	0.09%
Year ended February 28, 2021	0.09%
Year ended February 29, 2020	0.12%
Year ended February 28, 2019[2]	0.11%

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.09%.
[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Amount is less than $0.005.
[5]	Returns for periods of less than one year are not annualized.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  101

Financial highlights
Dynamic Target 2020 Fund
(For a share outstanding throughout each period)
	Year ended February 28					Year ended May 31
Class R6	2023	2022	2021	2020 [1]	2019 [2]	2018
Net asset value, beginning of period	$10.87	$11.65	$10.34	$9.99	$11.23	$10.82
Net investment income	0.25 [3]	0.20	0.20	0.25	0.15	0.18
Net realized and unrealized gains (losses) on investments	(1.18)	0.26	1.40	0.34	0.17	0.71
Total from investment operations	(0.93)	0.46	1.60	0.59	0.32	0.89
Distributions to shareholders from
Net investment income	(0.09)	(0.20)	(0.22)	(0.24)	(0.16)	(0.23)
Net realized gains	(0.00) [4]	(1.04)	(0.07)	0.00	(1.40)	(0.25)
Total distributions to shareholders	(0.09)	(1.24)	(0.29)	(0.24)	(1.56)	(0.48)
Net asset value, end of period	$9.85	$10.87	$11.65	$10.34	$9.99	$11.23
Total return[5]	(8.51)%	3.48%	15.58%	5.77%	3.65%	8.03%
Ratios to average net assets (annualized)
Gross expenses	0.89% ♦,*	1.70% *	2.46% *	2.90% *	3.63% *	3.53% ^
Net expenses	0.14% ♦,*	0.21% *	0.22% *	0.21% *	0.17% *	0.08% ^
Net investment income	2.53% *	1.84% *	1.87% *	2.40% *	1.86% *	1.63%
Supplemental data
Portfolio turnover rate[6]	85%	92%	87%	38%	42%	72%
Net assets, end of period (000s omitted)	$7,732	$6,348	$5,891	$5,118	$4,767	$5,359

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Year ended February 28, 2023	0.10%
Year ended February 28, 2022	0.10%
Year ended February 28, 2021	0.11%
Year ended February 29, 2020	0.14%
Year ended February 28, 2019[2]	0.13%

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.10%.
[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Amount is less than $0.005.
[5]	Returns for periods of less than one year are not annualized.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

102  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2020 Fund
(For a share outstanding throughout each period)
Year ended February 28
Administrator Class	2023 [1]
Net asset value, beginning of period	$9.94
Net investment income	0.10 [2]
Net realized and unrealized gains (losses) on investments	(0.12)
Total from investment operations	(0.02)
Distributions to shareholders from
Net investment income	(0.08)
Net realized gains	(0.00) [3]
Total distributions to shareholders	(0.08)
Net asset value, end of period	$9.84
Total return[4]	(0.16)%
Ratios to average net assets (annualized)
Gross expenses	0.71% ♦,5
Net expenses	0.49% ♦,5
Net investment income	1.99% [5]
Supplemental data
Portfolio turnover rate[6]	85%
Net assets, end of period (000s omitted)	$22,969

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
[1]	For the period from August 26, 2022 (commencement of class operations) to February 28, 2023
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
[5]	Ratios include net expenses allocated from the affiliated Master Portfolios in the amount of 0.10%.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  103

Financial highlights
Dynamic Target 2025 Fund
(For a share outstanding throughout each period)
	Year ended February 28					Year ended May 31
Class A	2023	2022	2021	2020 [1]	2019 [2]	2018
Net asset value, beginning of period	$11.32	$12.08	$10.36	$10.10	$11.38	$10.87
Net investment income	0.11	0.17 [3]	0.18	0.19	0.10	0.11 [3]
Net realized and unrealized gains (losses) on investments	(1.02)	0.35	1.77	0.25	0.12	0.87
Total from investment operations	(0.91)	0.52	1.95	0.44	0.22	0.98
Distributions to shareholders from
Net investment income	(0.09)	(0.16)	(0.18)	(0.18)	(0.10)	(0.19)
Net realized gains	(0.00) [4]	(1.12)	(0.05)	0.00	(1.40)	(0.28)
Total distributions to shareholders	(0.09)	(1.28)	(0.23)	(0.18)	(1.50)	(0.47)
Net asset value, end of period	$10.32	$11.32	$12.08	$10.36	$10.10	$11.38
Total return[5]	(8.02)%	3.77%	18.83%	4.29%	2.76%	9.07%
Ratios to average net assets (annualized)
Gross expenses	0.89% ♦,*	1.50% *	2.21% *	2.72% *	3.81% *	4.06% ^
Net expenses	0.60% ♦,*	0.64% *	0.66% *	0.66% *	0.60% *	0.52% ^
Net investment income	1.81% *	1.31% *	1.44% *	1.88% *	1.31% *	1.00%
Supplemental data
Portfolio turnover rate[6]	81%	89%	85%	37%	41%	62%
Net assets, end of period (000s omitted)	$65,686	$5,354	$3,744	$2,856	$1,929	$1,497

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Year ended February 28, 2023	0.10%
Year ended February 28, 2022	0.11%
Year ended February 28, 2021	0.12%
Year ended February 29, 2020	0.14%
Year ended February 28, 2019[2]	0.13%

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.10%.
[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Amount is less than $0.005.
[5]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

104  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2025 Fund
(For a share outstanding throughout each period)
	Year ended February 28					Year ended May 31
Class C	2023	2022	2021	2020 [1]	2019 [2]	2018
Net asset value, beginning of period	$11.37	$12.19	$10.35	$10.10	$11.35	$10.84
Net investment income	0.26 [3]	0.07	0.08	0.12	0.05	0.04
Payment from affiliate	0.00	0.00	0.16	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	(0.97)	0.35	1.78	0.24	0.12	0.85
Total from investment operations	(0.71)	0.42	2.02	0.36	0.17	0.89
Distributions to shareholders from
Net investment income	0.00	(0.12)	(0.13)	(0.11)	(0.02)	(0.10)
Net realized gains	(0.00) [4]	(1.12)	(0.05)	0.00	(1.40)	(0.28)
Total distributions to shareholders	0.00	(1.24)	(0.18)	(0.11)	(1.42)	(0.38)
Net asset value, end of period	$10.66	$11.37	$12.19	$10.35	$10.10	$11.35
Total return[5]	(6.24)% [6]	2.92%	19.55% [7]	3.55%	2.17%	8.24%
Ratios to average net assets (annualized)
Gross expenses	2.23% ♦,*	1.74% *	2.60% *	3.34% *	4.56% *	4.88% ^
Net expenses	0.20% ♦,*	1.43% *	1.43% *	1.42% *	1.36% *	1.28% ^
Net investment income	2.48% *	0.57% *	0.70% *	1.17% *	0.56% *	0.36%
Supplemental data
Portfolio turnover rate[8]	81%	89%	85%	37%	41%	62%
Net assets, end of period (000s omitted)	$28	$132	$137	$125	$130	$130

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Year ended February 28, 2023	0.13%
Year ended February 28, 2022	0.12%
Year ended February 28, 2021	0.10%
Year ended February 29, 2020	0.13%
Year ended February 28, 2019[2]	0.12%

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.09%.
[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Amount is less than $0.005.
[5]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[6]	During the year ended February 28, 2023, the Fund received payments from a service provider which had a 0.61% impact on the total return.
[7]	During the year ended February 28, 2021, the Fund received a payment froman affiliate which had a 1.56% impact on the total return.
[8]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  105

Financial highlights
Dynamic Target 2025 Fund
(For a share outstanding throughout each period)
	Year ended February 28					Year ended May 31
Class R4	2023	2022	2021	2020 [1]	2019 [2]	2018
Net asset value, beginning of period	$11.40	$12.15	$10.42	$10.14	$11.42	$10.90
Net investment income	0.22 [3]	0.19	0.19	0.24	0.14	0.16
Net realized and unrealized gains (losses) on investments	(1.11)	0.37	1.81	0.25	0.11	0.85
Total from investment operations	(0.89)	0.56	2.00	0.49	0.25	1.01
Distributions to shareholders from
Net investment income	(0.10)	(0.19)	(0.22)	(0.21)	(0.13)	(0.21)
Net realized gains	(0.00) [4]	(1.12)	(0.05)	0.00	(1.40)	(0.28)
Total distributions to shareholders	(0.10)	(1.31)	(0.27)	(0.21)	(1.53)	(0.49)
Net asset value, end of period	$10.41	$11.40	$12.15	$10.42	$10.14	$11.42
Total return[5]	(7.78)%	4.03%	19.18%	4.68%	2.96%	9.33%
Ratios to average net assets (annualized)
Gross expenses	0.67% ♦,*	1.21% *	1.91% *	2.45% *	3.53% *	3.85% ^
Net expenses	0.29% ♦,*	0.36% *	0.37% *	0.36% *	0.31% *	0.24% ^
Net investment income	2.15% *	1.62% *	1.75% *	2.22% *	1.62% *	1.41%
Supplemental data
Portfolio turnover rate[6]	81%	89%	85%	37%	41%	62%
Net assets, end of period (000s omitted)	$678	$131	$126	$108	$105	$118

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Year ended February 28, 2023	0.11%
Year ended February 28, 2022	0.10%
Year ended February 28, 2021	0.10%
Year ended February 29, 2020	0.12%
Year ended February 28, 2019[2]	0.12%

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.09%.
[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Amount is less than $0.005.
[5]	Returns for periods of less than one year are not annualized.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

106  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2025 Fund
(For a share outstanding throughout each period)
	Year ended February 28					Year ended May 31
Class R6	2023	2022	2021	2020 [1]	2019 [2]	2018
Net asset value, beginning of period	$11.41	$12.16	$10.43	$10.15	$11.43	$10.91
Net investment income	0.25 [3]	0.22	0.20	0.25 [3]	0.15	0.18
Net realized and unrealized gains (losses) on investments	(1.12)	0.36	1.81	0.25	0.11	0.85
Total from investment operations	(0.87)	0.58	2.01	0.50	0.26	1.03
Distributions to shareholders from
Net investment income	(0.11)	(0.21)	(0.23)	(0.22)	(0.14)	(0.23)
Net realized gains	(0.00) [4]	(1.12)	(0.05)	0.00	(1.40)	(0.28)
Total distributions to shareholders	(0.11)	(1.33)	(0.28)	(0.22)	(1.54)	(0.51)
Net asset value, end of period	$10.43	$11.41	$12.16	$10.43	$10.15	$11.43
Total return[5]	(7.63)%	4.17%	19.33%	4.83%	3.13%	9.48%
Ratios to average net assets (annualized)
Gross expenses	0.63% ♦,*	1.08% *	1.77% *	2.29% *	3.39% *	3.70% ^
Net expenses	0.14% ♦,*	0.21% *	0.22% *	0.22% *	0.16% *	0.09% ^
Net investment income	2.37% *	1.78% *	1.89% *	2.31% *	1.77% *	1.56%
Supplemental data
Portfolio turnover rate[6]	81%	89%	85%	37%	41%	62%
Net assets, end of period (000s omitted)	$17,173	$8,197	$7,958	$6,635	$4,838	$5,451

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Year ended February 28, 2023	0.11%
Year ended February 28, 2022	0.11%
Year ended February 28, 2021	0.12%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019[2]	0.13%

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.10%.
[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Amount is less than $0.005.
[5]	Returns for periods of less than one year are not annualized.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  107

Financial highlights
Dynamic Target 2025 Fund
(For a share outstanding throughout each period)
Year ended February 28
Administrator Class	2023 [1]
Net asset value, beginning of period	$10.44
Net investment income	0.10 [2]
Net realized and unrealized gains (losses) on investments	(0.02)
Total from investment operations	0.08
Distributions to shareholders from
Net investment income	(0.10)
Net realized gains	(0.00) [3]
Total distributions to shareholders	(0.10)
Net asset value, end of period	$10.42
Total return[4]	0.74%
Ratios to average net assets (annualized)
Gross expenses	0.76% ♦,5
Net expenses	0.49% ♦,5
Net investment income	1.89% [5]
Supplemental data
Portfolio turnover rate[6]	81%
Net assets, end of period (000s omitted)	$5,782

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
[1]	For the period from August 26, 2022 (commencement of class operations) to February 28, 2023
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
[5]	Ratios include net expenses allocated from the affiliated Master Portfolios in the amount of 0.11%.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

108  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2030 Fund
(For a share outstanding throughout each period)
	Year ended February 28					Year ended May 31
Class A	2023	2022	2021	2020 [1]	2019 [2]	2018
Net asset value, beginning of period	$11.36	$12.15	$10.11	$9.94	$11.54	$10.92
Net investment income	0.17 [3]	0.16 [3]	0.15	0.18	0.11	0.13
Net realized and unrealized gains (losses) on investments	(0.98)	0.41	2.09	0.17	0.12	0.98
Total from investment operations	(0.81)	0.57	2.24	0.35	0.23	1.11
Distributions to shareholders from
Net investment income	(0.07)	(0.16)	(0.16)	(0.18)	(0.09)	(0.19)
Net realized gains	(0.09)	(1.20)	(0.04)	0.00	(1.74)	(0.30)
Total distributions to shareholders	(0.16)	(1.36)	(0.20)	(0.18)	(1.83)	(0.49)
Net asset value, end of period	$10.39	$11.36	$12.15	$10.11	$9.94	$11.54
Total return[4]	(7.11)%	4.07%	22.30%	3.40%	2.99%	10.30%
Ratios to average net assets (annualized)
Gross expenses	0.78% ♦,*	1.57% *	2.32% *	2.94% *	4.08% *	4.20% ^
Net expenses	0.60% ♦,*	0.65% *	0.67% *	0.66% *	0.60% *	0.53% ^
Net investment income	1.70% *	1.26% *	1.37% *	1.77% *	1.23% *	1.08%
Supplemental data
Portfolio turnover rate[5]	80%	84%	85%	36%	37%	53%
Net assets, end of period (000s omitted)	$130,399	$4,472	$3,340	$2,317	$1,010	$917

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Year ended February 28, 2023	0.11%
Year ended February 28, 2022	0.12%
Year ended February 28, 2021	0.12%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019[2]	0.13%

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.10%.
[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  109

Financial highlights
Dynamic Target 2030 Fund
(For a share outstanding throughout each period)
	Year ended February 28					Year ended May 31
Class C	2023	2022	2021	2020 [1]	2019 [2]	2018
Net asset value, beginning of period	$11.38	$12.24	$10.10	$9.88	$11.52	$10.90
Net investment income	0.11	0.06	0.07	0.12	0.05	0.03
Payment from affiliate	0.00	0.00	0.13	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	(0.94)	0.40	2.10	0.15	0.11	0.99
Total from investment operations	(0.83)	0.46	2.30	0.27	0.16	1.02
Distributions to shareholders from
Net investment income	(0.07)	(0.12)	(0.12)	(0.05)	(0.06)	(0.10)
Net realized gains	(0.09)	(1.20)	(0.04)	0.00	(1.74)	(0.30)
Total distributions to shareholders	(0.16)	(1.32)	(0.16)	(0.05)	(1.80)	(0.40)
Net asset value, end of period	$10.39	$11.38	$12.24	$10.10	$9.88	$11.52
Total return[3]	(7.31)%	3.19%	22.95% [4]	2.74%	2.32%	9.43%
Ratios to average net assets (annualized)
Gross expenses	1.63% ♦,*	1.80% *	2.69% *	3.62% *	4.81% *	4.95% ^
Net expenses	1.20% ♦,*	1.43% *	1.43% *	1.42% *	1.35% *	1.29% ^
Net investment income	1.16% *	0.50% *	0.65% *	1.17% *	0.49% *	0.27%
Supplemental data
Portfolio turnover rate[5]	80%	84%	85%	36%	37%	53%
Net assets, end of period (000s omitted)	$632	$139	$126	$104	$153	$119

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Year ended February 28, 2023	0.11%
Year ended February 28, 2022	0.12%
Year ended February 28, 2021	0.11%
Year ended February 29, 2020	0.14%
Year ended February 28, 2019[2]	0.12%

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.09%.
[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	During the year ended February 28, 2021, the Fund received a payment from an affiliate which had an impact of 1.34% on the total return.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

110  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2030 Fund
(For a share outstanding throughout each period)
	Year ended February 28					Year ended May 31
Class R4	2023	2022	2021	2020 [1]	2019 [2]	2018
Net asset value, beginning of period	$11.47	$12.25	$10.18	$9.99	$11.59	$10.96
Net investment income	0.21 [3]	0.20 [3]	0.19	0.23	0.13	0.15
Net realized and unrealized gains (losses) on investments	(0.99)	0.40	2.11	0.16	0.12	0.99
Total from investment operations	(0.78)	0.60	2.30	0.39	0.25	1.14
Distributions to shareholders from
Net investment income	(0.08)	(0.18)	(0.19)	(0.20)	(0.11)	(0.21)
Net realized gains	(0.09)	(1.20)	(0.04)	0.00	(1.74)	(0.30)
Total distributions to shareholders	(0.17)	(1.38)	(0.23)	(0.20)	(1.85)	(0.51)
Net asset value, end of period	$10.52	$11.47	$12.25	$10.18	$9.99	$11.59
Total return[4]	(6.77)%	4.32%	22.70%	3.74%	3.19%	10.53%
Ratios to average net assets (annualized)
Gross expenses	0.49% ♦,*	1.28% *	2.04% *	2.70% *	3.80% *	3.92% ^
Net expenses	0.29% ♦,*	0.36% *	0.37% *	0.36% *	0.31% *	0.25% ^
Net investment income	2.00% *	1.57% *	1.70% *	2.17% *	1.51% *	1.32%
Supplemental data
Portfolio turnover rate[5]	80%	84%	85%	36%	37%	53%
Net assets, end of period (000s omitted)	$19,080	$133	$127	$106	$104	$120

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Year ended February 28, 2023	0.11%
Year ended February 28, 2022	0.10%
Year ended February 28, 2021	0.10%
Year ended February 29, 2020	0.13%
Year ended February 28, 2019[2]	0.12%

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.09%.
[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  111

Financial highlights
Dynamic Target 2030 Fund
(For a share outstanding throughout each period)
	Year ended February 28					Year ended May 31
Class R6	2023	2022	2021	2020 [1]	2019 [2]	2018
Net asset value, beginning of period	$11.49	$12.26	$10.19	$9.99	$11.60	$10.96
Net investment income	0.23 [3]	0.22 [3]	0.16	0.24	0.14	0.17
Net realized and unrealized gains (losses) on investments	(1.00)	0.41	2.16	0.17	0.12	1.00
Total from investment operations	(0.77)	0.63	2.32	0.41	0.26	1.17
Distributions to shareholders from
Net investment income	(0.09)	(0.20)	(0.21)	(0.21)	(0.13)	(0.23)
Net realized gains	(0.09)	(1.20)	(0.04)	0.00	(1.74)	(0.30)
Total distributions to shareholders	(0.18)	(1.40)	(0.25)	(0.21)	(1.87)	(0.53)
Net asset value, end of period	$10.54	$11.49	$12.26	$10.19	$9.99	$11.60
Total return[4]	(6.71)%	4.54%	22.85%	3.99%	3.26%	10.77%
Ratios to average net assets (annualized)
Gross expenses	0.49% ♦,*	1.14% *	1.90% *	2.54% *	3.66% *	3.77% ^
Net expenses	0.14% ♦,*	0.21% *	0.22% *	0.22% *	0.16% *	0.09% ^
Net investment income	2.23% *	1.71% *	1.84% *	2.29% *	1.66% *	1.47%
Supplemental data
Portfolio turnover rate[5]	80%	84%	85%	36%	37%	53%
Net assets, end of period (000s omitted)	$31,145	$8,833	$7,513	$5,543	$4,775	$5,544

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Year ended February 28, 2023	0.12%
Year ended February 28, 2022	0.12%
Year ended February 28, 2021	0.12%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019[2]	0.13%

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.10%.
[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

112  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2030 Fund
(For a share outstanding throughout each period)
Year ended February 28
Administrator Class	2023 [1]
Net asset value, beginning of period	$10.49
Net investment income	0.09 [2]
Net realized and unrealized gains (losses) on investments	0.13
Total from investment operations	0.22
Distributions to shareholders from
Net investment income	(0.08)
Net realized gains	(0.09)
Total distributions to shareholders	(0.17)
Net asset value, end of period	$10.54
Total return[3]	2.06%
Ratios to average net assets (annualized)
Gross expenses	0.68% ♦,4
Net expenses	0.49% ♦,4
Net investment income	1.81% [4]
Supplemental data
Portfolio turnover rate[5]	80%
Net assets, end of period (000s omitted)	$43,278

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
[1]	For the period from August 26, 2022 (commencement of class operations) to February 28, 2023
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	Ratios include net expenses allocated from the affiliated Master Portfolios in the amount of 0.11%.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  113

Financial highlights
Dynamic Target 2035 Fund
(For a share outstanding throughout each period)
	Year ended February 28					Year ended May 31
Class A	2023	2022	2021	2020 [1]	2019 [2]	2018
Net asset value, beginning of period	$11.36	$12.22	$9.95	$9.84	$11.66	$10.97
Net investment income	0.17 [3]	0.02	0.14	0.18	0.09	0.11
Net realized and unrealized gains (losses) on investments	(0.95)	0.54	2.30	0.09	0.14	1.11
Total from investment operations	(0.78)	0.56	2.44	0.27	0.23	1.22
Distributions to shareholders from
Net investment income	(0.08)	(0.15)	(0.17)	(0.16)	(0.08)	(0.19)
Net realized gains	(0.09)	(1.27)	0.00	0.00	(1.97)	(0.34)
Total distributions to shareholders	(0.17)	(1.42)	(0.17)	(0.16)	(2.05)	(0.53)
Net asset value, end of period	$10.41	$11.36	$12.22	$9.95	$9.84	$11.66
Total return[4]	(6.88)%	4.00%	24.45%	2.65%	3.13%	11.24%
Ratios to average net assets (annualized)
Gross expenses	0.85% ♦,*	1.65% *	2.41% *	3.12% *	4.34% *	4.32% ^
Net expenses	0.60% ♦,*	0.65% *	0.67% *	0.66% *	0.60% *	0.53% ^
Net investment income	1.63% *	1.25% *	1.30% *	1.81% *	1.16% *	0.99%
Supplemental data
Portfolio turnover rate[5]	75%	81%	85%	36%	34%	44%
Net assets, end of period (000s omitted)	$83,061	$1,860	$1,464	$733	$521	$453

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Year ended February 28, 2023	0.12%
Year ended February 28, 2022	0.12%
Year ended February 28, 2021	0.12%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019[2]	0.13%

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.09%.
[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

114  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2035 Fund
(For a share outstanding throughout each period)
	Year ended February 28					Year ended May 31
Class C	2023	2022	2021	2020 [1]	2019 [2]	2018
Net asset value, beginning of period	$11.42	$12.33	$9.93	$9.83	$11.63	$10.95
Net investment income (loss)	0.21 [3]	(0.03)	0.07	0.11	0.03	0.02
Payment from affiliate	0.00	0.00	0.16	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	(0.95)	0.51	2.29	0.09	0.14	1.10
Total from investment operations	(0.74)	0.48	2.52	0.20	0.17	1.12
Distributions to shareholders from
Net investment income	0.00	(0.12)	(0.12)	(0.10)	0.00	(0.10)
Net realized gains	(0.09)	(1.27)	0.00	0.00	(1.97)	(0.34)
Total distributions to shareholders	(0.09)	(1.39)	(0.12)	(0.10)	(1.97)	(0.44)
Net asset value, end of period	$10.59	$11.42	$12.33	$9.93	$9.83	$11.63
Total return[4]	(6.48)%	3.27%	25.39% [5]	1.99%	2.55%	10.30%
Ratios to average net assets (annualized)
Gross expenses	2.29% ♦	1.92% *	2.78% *	3.71% *	5.08% *	5.07% ^
Net expenses	0.50% ♦	1.43% *	1.43% *	1.42% *	1.36% *	1.29% ^
Net investment income	1.99%	0.48% *	0.62% *	1.09% *	0.37% *	0.21%
Supplemental data
Portfolio turnover rate[6]	75%	81%	85%	36%	34%	44%
Net assets, end of period (000s omitted)	$45	$165	$135	$107	$102	$120

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Year ended February 28, 2023	0.11%
Year ended February 28, 2022	0.14%
Year ended February 28, 2021	0.11%
Year ended February 29, 2020	0.14%
Year ended February 28, 2019[2]	0.13%

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.09%.
[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	During the year ended February 28, 2021, the Fund received a payment from an affiliate which had an impact of 1.66% on the total return.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  115

Financial highlights
Dynamic Target 2035 Fund
(For a share outstanding throughout each period)
	Year ended February 28					Year ended May 31
Class R4	2023	2022	2021	2020 [1]	2019 [2]	2018
Net asset value, beginning of period	$11.47	$12.31	$10.02	$9.89	$11.71	$11.00
Net investment income	0.20 [3]	0.13	0.18	0.22	0.12	0.15
Net realized and unrealized gains (losses) on investments	(0.96)	0.48	2.30	0.09	0.13	1.11
Total from investment operations	(0.76)	0.61	2.48	0.31	0.25	1.26
Distributions to shareholders from
Net investment income	(0.09)	(0.18)	(0.19)	(0.18)	(0.10)	(0.21)
Net realized gains	(0.09)	(1.27)	0.00	0.00	(1.97)	(0.34)
Total distributions to shareholders	(0.18)	(1.45)	(0.19)	(0.18)	(2.07)	(0.55)
Net asset value, end of period	$10.53	$11.47	$12.31	$10.02	$9.89	$11.71
Total return[4]	(6.64)%	4.35%	24.82%	3.05%	3.34%	11.59%
Ratios to average net assets (annualized)
Gross expenses	0.61% ♦,*	1.36% *	2.12% *	2.86% *	4.06% *	4.04% ^
Net expenses	0.29% ♦,*	0.36% *	0.37% *	0.36% *	0.31% *	0.25% ^
Net investment income	1.95% *	1.56% *	1.68% *	2.15% *	1.42% *	1.26%
Supplemental data
Portfolio turnover rate[5]	75%	81%	85%	36%	34%	44%
Net assets, end of period (000s omitted)	$1,647	$133	$128	$104	$103	$122

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Year ended February 28, 2023	0.12%
Year ended February 28, 2022	0.11%
Year ended February 28, 2021	0.11%
Year ended February 29, 2020	0.14%
Year ended February 28, 2019[2]	0.13%

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.09%.
[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

116  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2035 Fund
(For a share outstanding throughout each period)
	Year ended February 28					Year ended May 31
Class R6	2023	2022	2021	2020 [1]	2019 [2]	2018
Net asset value, beginning of period	$11.48	$12.32	$10.02	$9.89	$11.72	$11.01
Net investment income	0.23 [3]	0.11	0.19	0.23 [3]	0.13	0.16
Net realized and unrealized gains (losses) on investments	(0.98)	0.52	2.32	0.10	0.13	1.12
Total from investment operations	(0.75)	0.63	2.51	0.33	0.26	1.28
Distributions to shareholders from
Net investment income	(0.09)	(0.20)	(0.21)	(0.20)	(0.12)	(0.23)
Net realized gains	(0.09)	(1.27)	0.00	0.00	(1.97)	(0.34)
Total distributions to shareholders	(0.18)	(1.47)	(0.21)	(0.20)	(2.09)	(0.57)
Net asset value, end of period	$10.55	$11.48	$12.32	$10.02	$9.89	$11.72
Total return[4]	(6.50)%	4.49%	25.09%	3.19%	3.41%	11.73%
Ratios to average net assets (annualized)
Gross expenses	0.67% ♦,*	1.22% *	1.96% *	2.66% *	3.91% *	3.89% ^
Net expenses	0.14% ♦,*	0.21% *	0.22% *	0.22% *	0.16% *	0.09% ^
Net investment income	2.19% *	1.70% *	1.81% *	2.22% *	1.57% *	1.41%
Supplemental data
Portfolio turnover rate[5]	75%	81%	85%	36%	34%	44%
Net assets, end of period (000s omitted)	$22,279	$10,575	$9,185	$6,780	$4,734	$5,608

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Year ended February 28, 2023	0.12%
Year ended February 28, 2022	0.12%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019[2]	0.13%

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.10%.
[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  117

Financial highlights
Dynamic Target 2035 Fund
(For a share outstanding throughout each period)
Year ended February 28
Administrator Class	2023 [1]
Net asset value, beginning of period	$10.43
Net investment income	0.09
Net realized and unrealized gains (losses) on investments	0.19
Total from investment operations	0.28
Distributions to shareholders from
Net investment income	(0.08)
Net realized gains	(0.09)
Total distributions to shareholders	(0.17)
Net asset value, end of period	$10.54
Total return[2]	2.71%
Ratios to average net assets (annualized)
Gross expenses	0.74% ♦,3
Net expenses	0.49% ♦,3
Net investment income	1.73% [3]
Supplemental data
Portfolio turnover rate[4]	75%
Net assets, end of period (000s omitted)	$4,286

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
[1]	For the period from August 26, 2022 (commencement of class operations) to February 28, 2023
[2]	Returns for periods of less than one year are not annualized.
[3]	Ratios include net expenses allocated from the affiliated Master Portfolios in the amount of 0.12%.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

118  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2040 Fund
(For a share outstanding throughout each period)
	Year ended February 28					Year ended May 31
Class A	2023	2022	2021	2020 [1]	2019 [2]	2018
Net asset value, beginning of period	$11.21	$12.08	$9.83	$9.77	$11.74	$11.00
Net investment income	0.16	0.13	0.15	0.16	0.08	0.09
Net realized and unrealized gains (losses) on investments	(0.96)	0.48	2.27	0.08	0.11	1.20
Total from investment operations	(0.80)	0.61	2.42	0.24	0.19	1.29
Distributions to shareholders from
Net investment income	(0.06)	(0.16)	(0.17)	(0.18)	(0.06)	(0.20)
Net realized gains	(0.16)	(1.32)	0.00	0.00	(2.10)	(0.35)
Total distributions to shareholders	(0.22)	(1.48)	(0.17)	(0.18)	(2.16)	(0.55)
Net asset value, end of period	$10.19	$11.21	$12.08	$9.83	$9.77	$11.74
Total return[3]	(7.12)%	4.42%	24.64%	2.33%	2.80%	11.79%
Ratios to average net assets (annualized)
Gross expenses	0.77% ♦,*	1.74% *	2.63% *	3.57% *	4.11% *	3.93% ^
Net expenses	0.60% ♦,*	0.66% *	0.68% *	0.67% *	0.63% *	0.54% ^
Net investment income	1.56% *	1.24% *	1.30% *	1.62% *	0.99% *	1.02%
Supplemental data
Portfolio turnover rate[4]	76%	77%	87%	36%	32%	40%
Net assets, end of period (000s omitted)	$152,084	$2,490	$3,279	$1,858	$454	$472

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Year ended February 28, 2023	0.12%
Year ended February 28, 2022	0.12%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019[2]	0.13%

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.09%.
[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  119

Financial highlights
Dynamic Target 2040 Fund
(For a share outstanding throughout each period)
	Year ended February 28					Year ended May 31
Class C	2023	2022	2021	2020 [1]	2019 [2]	2018
Net asset value, beginning of period	$11.26	$12.19	$9.81	$9.76	$11.72	$10.98
Net investment income	0.10 [3]	0.07	0.06	0.11	0.02	0.02
Payment from affiliate	0.00	0.00	0.16	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	(0.93)	0.45	2.28	0.05	0.12	1.17
Total from investment operations	(0.83)	0.52	2.50	0.16	0.14	1.19
Distributions to shareholders from
Net investment income	(0.06)	(0.13)	(0.12)	(0.11)	0.00	(0.10)
Net realized gains	(0.16)	(1.32)	0.00	0.00	(2.10)	(0.35)
Total distributions to shareholders	(0.22)	(1.45)	(0.12)	(0.11)	(2.10)	(0.45)
Net asset value, end of period	$10.21	$11.26	$12.19	$9.81	$9.76	$11.72
Total return[4]	(7.40)%	3.64%	25.52% [5]	1.53%	2.30%	10.88%
Ratios to average net assets (annualized)
Gross expenses	1.72% ♦,*	1.97% *	3.00% *	4.35% *	4.85% *	4.70% ^
Net expenses	1.22% ♦,*	1.42% *	1.43% *	1.42% *	1.38% *	1.29% ^
Net investment income	1.01% *	0.49% *	0.59% *	1.05% *	0.25% *	0.16%
Supplemental data
Portfolio turnover rate[6]	76%	77%	87%	36%	32%	40%
Net assets, end of period (000s omitted)	$716	$141	$130	$101	$100	$120

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Year ended February 28, 2023	0.12%
Year ended February 28, 2022	0.13%
Year ended February 28, 2021	0.12%
Year ended February 29, 2020	0.14%
Year ended February 28, 2019[2]	0.13%

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.09%.
[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	During the year ended February 28, 2021, the Fund received a payment from an affiliate which had an impact of 1.64% on the total return.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

120  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2040 Fund
(For a share outstanding throughout each period)
	Year ended February 28					Year ended May 31
Class R4	2023	2022	2021	2020 [1]	2019 [2]	2018
Net asset value, beginning of period	$11.34	$12.19	$9.91	$9.83	$11.80	$11.04
Net investment income	0.19 [3]	0.18	0.18	0.22	0.11	0.14
Net realized and unrealized gains (losses) on investments	(0.96)	0.48	2.29	0.05	0.11	1.18
Total from investment operations	(0.77)	0.66	2.47	0.27	0.22	1.32
Distributions to shareholders from
Net investment income	(0.07)	(0.19)	(0.19)	(0.19)	(0.09)	(0.21)
Net realized gains	(0.16)	(1.32)	0.00	0.00	(2.10)	(0.35)
Total distributions to shareholders	(0.23)	(1.51)	(0.19)	(0.19)	(2.19)	(0.56)
Net asset value, end of period	$10.34	$11.34	$12.19	$9.91	$9.83	$11.80
Total return[4]	(6.76)%	4.79%	24.98%	2.61%	3.06%	12.07%
Ratios to average net assets (annualized)
Gross expenses	0.49% ♦,*	1.45% *	2.36% *	3.31% *	3.82% *	3.67% ^
Net expenses	0.29% ♦,*	0.36% *	0.37% *	0.36% *	0.34% *	0.25% ^
Net investment income	1.87% *	1.55% *	1.65% *	2.10% *	1.29% *	1.21%
Supplemental data
Portfolio turnover rate[5]	76%	77%	87%	36%	32%	40%
Net assets, end of period (000s omitted)	$25,030	$133	$127	$103	$102	$123

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Year ended February 28, 2023	0.12%
Year ended February 28, 2022	0.11%
Year ended February 28, 2021	0.12%
Year ended February 29, 2020	0.14%
Year ended February 28, 2019[2]	0.13%

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.09%.
[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  121

Financial highlights
Dynamic Target 2040 Fund
(For a share outstanding throughout each period)
	Year ended February 28					Year ended May 31
Class R6	2023	2022	2021	2020 [1]	2019 [2]	2018
Net asset value, beginning of period	$11.35	$12.20	$9.92	$9.84	$11.81	$11.04
Net investment income	0.21 [3]	0.19	0.19	0.23	0.12	0.16
Net realized and unrealized gains (losses) on investments	(0.97)	0.49	2.30	0.06	0.12	1.19
Total from investment operations	(0.76)	0.68	2.49	0.29	0.24	1.35
Distributions to shareholders from
Net investment income	(0.08)	(0.21)	(0.21)	(0.21)	(0.11)	(0.23)
Net realized gains	(0.16)	(1.32)	0.00	0.00	(2.10)	(0.35)
Total distributions to shareholders	(0.24)	(1.53)	(0.21)	(0.21)	(2.21)	(0.58)
Net asset value, end of period	$10.35	$11.35	$12.20	$9.92	$9.84	$11.81
Total return[4]	(6.71)%	4.95%	25.12%	2.75%	3.24%	12.31%
Ratios to average net assets (annualized)
Gross expenses	0.56% ♦,*	1.31% *	2.20% *	3.15% *	3.67% *	3.52% ^
Net expenses	0.14% ♦,*	0.21% *	0.22% *	0.21% *	0.19% *	0.10% ^
Net investment income	2.09% *	1.70% *	1.80% *	2.24% *	1.44% *	1.36%
Supplemental data
Portfolio turnover rate[5]	76%	77%	87%	36%	32%	40%
Net assets, end of period (000s omitted)	$31,469	$6,656	$6,050	$4,897	$4,707	$5,651

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Year ended February 28, 2023	0.12%
Year ended February 28, 2022	0.12%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019[2]	0.13%

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.10%.
[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

122  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2040 Fund
(For a share outstanding throughout each period)
Year ended February 28
Administrator Class	2023 [1]
Net asset value, beginning of period	$10.23
Net investment income	0.09
Net realized and unrealized gains (losses) on investments	0.25
Total from investment operations	0.34
Distributions to shareholders from
Net investment income	(0.06)
Net realized gains	(0.16)
Total distributions to shareholders	(0.22)
Net asset value, end of period	$10.35
Total return[2]	3.38%
Ratios to average net assets (annualized)
Gross expenses	0.68% ♦,3
Net expenses	0.49% ♦,3
Net investment income	1.67% [3]
Supplemental data
Portfolio turnover rate[4]	76%
Net assets, end of period (000s omitted)	$33,527

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
[1]	For the period from August 26, 2022 (commencement of class operations) to February 28, 2023
[2]	Returns for periods of less than one year are not annualized.
[3]	Ratios include net expenses allocated from the affiliated Master Portfolios in the amount of 0.12%.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  123

Financial highlights
Dynamic Target 2045 Fund
(For a share outstanding throughout each period)
	Year ended February 28					Year ended May 31
Class A	2023	2022	2021	2020 [1]	2019 [2]	2018
Net asset value, beginning of period	$11.24	$12.11	$9.72	$9.73	$11.79	$11.02
Net investment income	0.15 [3]	0.16	0.15	0.16	0.08	0.12
Net realized and unrealized gains (losses) on investments	(0.89)	0.51	2.41	0.00 [4]	0.08	1.20
Total from investment operations	(0.74)	0.67	2.56	0.16	0.16	1.32
Distributions to shareholders from
Net investment income	(0.07)	(0.16)	(0.17)	(0.17)	(0.07)	(0.19)
Net realized gains	(0.15)	(1.38)	0.00	0.00	(2.15)	(0.36)
Total distributions to shareholders	(0.22)	(1.54)	(0.17)	(0.17)	(2.22)	(0.55)
Net asset value, end of period	$10.28	$11.24	$12.11	$9.72	$9.73	$11.79
Total return[5]	(6.53)%	4.86%	26.37%	1.53%	2.62%	12.06%
Ratios to average net assets (annualized)
Gross expenses	1.01% ♦,*	1.89% *	2.96% *	3.61% *	4.18% *	4.09% ^
Net expenses	0.60% ♦,*	0.65% *	0.67% *	0.66% *	0.61% *	0.54% ^
Net investment income	1.49% *	1.28% *	1.26% *	1.72% *	0.97% *	0.90%
Supplemental data
Portfolio turnover rate[6]	70%	73%	86%	36%	31%	35%
Net assets, end of period (000s omitted)	$33,539	$779	$794	$414	$329	$327

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Year ended February 28, 2023	0.12%
Year ended February 28, 2022	0.13%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019[2]	0.14%

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.09%.
[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Amount is less than $0.005.
[5]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

124  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2045 Fund
(For a share outstanding throughout each period)
	Year ended February 28					Year ended May 31
Class C	2023	2022	2021	2020 [1]	2019 [2]	2018
Net asset value, beginning of period	$11.27	$12.19	$9.68	$9.71	$11.75	$10.99
Net investment income (loss)	0.08	0.07	0.06	0.10	0.02	0.02
Payment from affiliate	0.00	0.00	0.15	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	(0.82)	0.52	2.42	(0.01)	0.09	1.20
Total from investment operations	(0.74)	0.59	2.63	0.09	0.11	1.22
Distributions to shareholders from
Net investment income	0.00	(0.13)	(0.12)	(0.12)	0.00	(0.10)
Net realized gains	(0.15)	(1.38)	0.00	0.00	(2.15)	(0.36)
Total distributions to shareholders	(0.15)	(1.51)	(0.12)	(0.12)	(2.15)	(0.46)
Net asset value, end of period	$10.38	$11.27	$12.19	$9.68	$9.71	$11.75
Total return[3]	(6.58)%	4.15%	27.23% [4]	0.78%	2.06%	11.18%
Ratios to average net assets (annualized)
Gross expenses	2.60% ♦,*	2.19% *	3.38% *	4.19% *	4.92% *	4.84% ^
Net expenses	0.56% ♦,*	1.42% *	1.43% *	1.42% *	1.36% *	1.29% ^
Net investment income	1.93% *	0.49% *	0.56% *	1.00% *	0.21% *	0.15%
Supplemental data
Portfolio turnover rate[5]	70%	73%	86%	36%	31%	35%
Net assets, end of period (000s omitted)	$33	$157	$145	$109	$102	$121

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Year ended February 28, 2023	0.12%
Year ended February 28, 2022	0.13%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019[2]	0.13%

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.09%.
[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	During the year ended February 28, 2021, the Fund received a payment from an affiliate which had an impact of 1.60% on the total return.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  125

Financial highlights
Dynamic Target 2045 Fund
(For a share outstanding throughout each period)
	Year ended February 28					Year ended May 31
Class R4	2023	2022	2021	2020 [1]	2019 [2]	2018
Net asset value, beginning of period	$11.34	$12.20	$9.78	$9.78	$11.83	$11.05
Net investment income	0.19 [3]	0.18	0.17	0.21	0.11	0.14
Net realized and unrealized gains (losses) on investments	(0.90)	0.54	2.44	(0.01)	0.08	1.22
Total from investment operations	(0.71)	0.72	2.61	0.20	0.19	1.36
Distributions to shareholders from
Net investment income	(0.08)	(0.20)	(0.19)	(0.20)	(0.09)	(0.22)
Net realized gains	(0.15)	(1.38)	0.00	0.00	(2.15)	(0.36)
Total distributions to shareholders	(0.23)	(1.58)	(0.19)	(0.20)	(2.24)	(0.58)
Net asset value, end of period	$10.40	$11.34	$12.20	$9.78	$9.78	$11.83
Total return[4]	(6.22)%	5.18%	26.80%	1.83%	2.81%	12.36%
Ratios to average net assets (annualized)
Gross expenses	0.86% ♦,*	1.60% *	2.68% *	3.34% *	3.89% *	3.81% ^
Net expenses	0.29% ♦,*	0.36% *	0.37% *	0.36% *	0.32% *	0.25% ^
Net investment income	1.87% *	1.56% *	1.63% *	2.06% *	1.25% *	1.19%
Supplemental data
Portfolio turnover rate[5]	70%	73%	86%	36%	31%	35%
Net assets, end of period (000s omitted)	$711	$134	$127	$102	$102	$123

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Year ended February 28, 2023	0.12%
Year ended February 28, 2022	0.12%
Year ended February 28, 2021	0.12%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019[2]	0.13%

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.09%.
[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

126  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2045 Fund
(For a share outstanding throughout each period)
	Year ended February 28					Year ended May 31
Class R6	2023	2022	2021	2020 [1]	2019 [2]	2018
Net asset value, beginning of period	$11.36	$12.21	$9.79	$9.79	$11.84	$11.06
Net investment income	0.21 [3]	0.20	0.19	0.22 [3]	0.12	0.16
Net realized and unrealized gains (losses) on investments	(0.90)	0.54	2.44	(0.01)	0.08	1.21
Total from investment operations	(0.69)	0.74	2.63	0.21	0.20	1.37
Distributions to shareholders from
Net investment income	(0.09)	(0.21)	(0.21)	(0.21)	(0.10)	(0.23)
Net realized gains	(0.15)	(1.38)	0.00	0.00	(2.15)	(0.36)
Total distributions to shareholders	(0.24)	(1.59)	(0.21)	(0.21)	(2.25)	(0.59)
Net asset value, end of period	$10.43	$11.36	$12.21	$9.79	$9.79	$11.84
Total return[4]	(6.06)%	5.41%	26.94%	1.97%	2.97%	12.51%
Ratios to average net assets (annualized)
Gross expenses	0.84% ♦,*	1.46% *	2.54% *	3.18% *	3.75% *	3.66% ^
Net expenses	0.14% ♦,*	0.21% *	0.22% *	0.21% *	0.17% *	0.10% ^
Net investment income	2.07% *	1.70% *	1.78% *	2.18% *	1.40% *	1.35%
Supplemental data
Portfolio turnover rate[5]	70%	73%	86%	36%	31%	35%
Net assets, end of period (000s omitted)	$19,626	$7,364	$6,901	$5,419	$4,695	$5,679

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Year ended February 28, 2023	0.13%
Year ended February 28, 2022	0.13%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019[2]	0.14%

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.10%.
[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  127

Financial highlights
Dynamic Target 2045 Fund
(For a share outstanding throughout each period)
Year ended February 28
Administrator Class	2023 [1]
Net asset value, beginning of period	$10.25
Net investment income	0.08
Net realized and unrealized gains (losses) on investments	0.32
Total from investment operations	0.40
Distributions to shareholders from
Net investment income	(0.08)
Net realized gains	(0.15)
Total distributions to shareholders	(0.23)
Net asset value, end of period	$10.42
Total return[2]	3.90%
Ratios to average net assets (annualized)
Gross expenses	0.91% ♦,3
Net expenses	0.49% ♦,3
Net investment income	1.59% [3]
Supplemental data
Portfolio turnover rate[4]	70%
Net assets, end of period (000s omitted)	$1,262

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
[1]	For the period from August 26, 2022 (commencement of class operations) to February 28, 2023
[2]	Returns for periods of less than one year are not annualized.
[3]	Ratios include net expenses allocated from the affiliated Master Portfolios in the amount of 0.12%.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

128  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2050 Fund
(For a share outstanding throughout each period)
	Year ended February 28					Year ended May 31
Class A	2023	2022	2021	2020 [1]	2019 [2]	2018
Net asset value, beginning of period	$11.38	$12.14	$9.66	$9.73	$11.80	$11.03
Net investment income	0.14 [3]	0.16	0.13	0.17	0.07	0.11
Net realized and unrealized gains (losses) on investments	(0.86)	0.57	2.52	(0.06)	0.06	1.22
Total from investment operations	(0.72)	0.73	2.65	0.11	0.13	1.33
Distributions to shareholders from
Net investment income	(0.06)	(0.16)	(0.17)	(0.18)	(0.05)	(0.20)
Net realized gains	(0.18)	(1.33)	0.00	0.00	(2.15)	(0.36)
Total distributions to shareholders	(0.24)	(1.49)	(0.17)	(0.18)	(2.20)	(0.56)
Net asset value, end of period	$10.42	$11.38	$12.14	$9.66	$9.73	$11.80
Total return[4]	(6.28)%	5.36%	27.59%	1.01%	2.37%	12.16%
Ratios to average net assets (annualized)
Gross expenses	0.91% ♦,*	2.19% *	3.27% *	3.67% *	4.34% *	4.26% ^
Net expenses	0.60% ♦,*	0.65% *	0.67% *	0.66% *	0.60% *	0.54% ^
Net investment income	1.41% *	1.20% *	1.28% *	1.72% *	0.96% *	0.83%
Supplemental data
Portfolio turnover rate[5]	70%	68%	85%	36%	31%	35%
Net assets, end of period (000s omitted)	$35,369	$495	$382	$254	$198	$256

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Year ended February 28, 2023	0.13%
Year ended February 28, 2022	0.13%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019[2]	0.13%

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.09%.
[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  129

Financial highlights
Dynamic Target 2050 Fund
(For a share outstanding throughout each period)
	Year ended February 28					Year ended May 31
Class C	2023	2022	2021	2020 [1]	2019 [2]	2018
Net asset value, beginning of period	$11.37	$12.19	$9.59	$9.68	$11.76	$10.99
Net investment income	0.10 [3]	0.07	0.06	0.10	0.02	0.02
Payment from affiliate	0.00	0.00	0.15	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	(0.85)	0.56	2.51	(0.06)	0.05	1.21
Total from investment operations	(0.75)	0.63	2.72	0.04	0.07	1.23
Distributions to shareholders from
Net investment income	(0.06)	(0.12)	(0.12)	(0.13)	0.00	(0.10)
Net realized gains	(0.18)	(1.33)	0.00	0.00	(2.15)	(0.36)
Total distributions to shareholders	(0.24)	(1.45)	(0.12)	(0.13)	(2.15)	(0.46)
Net asset value, end of period	$10.38	$11.37	$12.19	$9.59	$9.68	$11.76
Total return[4]	(6.64)%	4.51%	28.40% [5]	0.26%	1.77%	11.33%
Ratios to average net assets (annualized)
Gross expenses	1.98% ♦,*	2.46% *	3.67% *	4.42% *	5.09% *	5.02% ^
Net expenses	1.17% ♦,*	1.42% *	1.43% *	1.42% *	1.35% *	1.29% ^
Net investment income	1.01% *	0.46% *	0.54% *	0.99% *	0.21% *	0.15%
Supplemental data
Portfolio turnover rate[6]	70%	68%	85%	36%	31%	35%
Net assets, end of period (000s omitted)	$335	$144	$138	$106	$102	$121

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Year ended February 28, 2023	0.13%
Year ended February 28, 2022	0.12%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019[2]	0.13%

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.09%.
[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	During the year ended February 28, 2021, the Fund received a payment from an affiliate which had a 1.62% impact on the total return.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

130  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2050 Fund
(For a share outstanding throughout each period)
	Year ended February 28					Year ended May 31
Class R4	2023	2022	2021	2020 [1]	2019 [2]	2018
Net asset value, beginning of period	$11.45	$12.20	$9.69	$9.76	$11.83	$11.05
Net investment income	0.18 [3]	0.20 [3]	0.17	0.21	0.10	0.14
Net realized and unrealized gains (losses) on investments	(0.87)	0.57	2.53	(0.07)	0.06	1.22
Total from investment operations	(0.69)	0.77	2.70	0.14	0.16	1.36
Distributions to shareholders from
Net investment income	(0.07)	(0.19)	(0.19)	(0.21)	(0.08)	(0.22)
Net realized gains	(0.18)	(1.33)	0.00	0.00	(2.15)	(0.36)
Total distributions to shareholders	(0.25)	(1.52)	(0.19)	(0.21)	(2.23)	(0.58)
Net asset value, end of period	$10.51	$11.45	$12.20	$9.69	$9.76	$11.83
Total return[4]	(5.98)%	5.64%	27.95%	1.22%	2.67%	12.42%
Ratios to average net assets (annualized)
Gross expenses	0.64% ♦,*	1.91% *	3.00% *	3.39% *	4.06% *	3.99% ^
Net expenses	0.29% ♦,*	0.36% *	0.37% *	0.36% *	0.30% *	0.25% ^
Net investment income	1.73% *	1.52% *	1.61% *	2.05% *	1.25% *	1.19%
Supplemental data
Portfolio turnover rate[5]	70%	68%	85%	36%	31%	35%
Net assets, end of period (000s omitted)	$11,261	$134	$127	$101	$102	$123

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Year ended February 28, 2023	0.13%
Year ended February 28, 2022	0.12%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019[2]	0.13%

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.09%.
[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  131

Financial highlights
Dynamic Target 2050 Fund
(For a share outstanding throughout each period)
	Year ended February 28					Year ended May 31
Class R6	2023	2022	2021	2020 [1]	2019 [2]	2018
Net asset value, beginning of period	$11.47	$12.21	$9.70	$9.76	$11.84	$11.06
Net investment income	0.21 [3]	0.20	0.18	0.22	0.12	0.16
Net realized and unrealized gains (losses) on investments	(0.89)	0.60	2.54	(0.06)	0.05	1.21
Total from investment operations	(0.68)	0.80	2.72	0.16	0.17	1.37
Distributions to shareholders from
Net investment income	(0.08)	(0.21)	(0.21)	(0.22)	(0.10)	(0.23)
Net realized gains	(0.18)	(1.33)	0.00	0.00	(2.15)	(0.36)
Total distributions to shareholders	(0.26)	(1.54)	(0.21)	(0.22)	(2.25)	(0.59)
Net asset value, end of period	$10.53	$11.47	$12.21	$9.70	$9.76	$11.84
Total return[4]	(5.92)%	5.86%	28.09%	1.47%	2.75%	12.56%
Ratios to average net assets (annualized)
Gross expenses	0.77% ♦,*	1.77% *	2.85% *	3.25% *	3.92% *	3.84% ^
Net expenses	0.14% ♦,*	0.21% *	0.22% *	0.21% *	0.15% *	0.10% ^
Net investment income	1.98% *	1.67% *	1.75% *	2.19% *	1.40% *	1.35%
Supplemental data
Portfolio turnover rate[5]	70%	68%	85%	36%	31%	35%
Net assets, end of period (000s omitted)	$24,830	$6,857	$6,322	$4,884	$4,682	$5,681

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Year ended February 28, 2023	0.13%
Year ended February 28, 2022	0.13%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.17%
Year ended February 28, 2019[2]	0.14%

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.10%.
[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

132  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2050 Fund
(For a share outstanding throughout each period)
Year ended February 28
Administrator Class	2023 [1]
Net asset value, beginning of period	$10.34
Net investment income	0.08
Net realized and unrealized gains (losses) on investments	0.35
Total from investment operations	0.43
Distributions to shareholders from
Net investment income	(0.07)
Net realized gains	(0.18)
Total distributions to shareholders	(0.25)
Net asset value, end of period	$10.52
Total return[2]	4.14%
Ratios to average net assets (annualized)
Gross expenses	0.81% ♦,3
Net expenses	0.49% ♦,3
Net investment income	1.52% [3]
Supplemental data
Portfolio turnover rate[4]	70%
Net assets, end of period (000s omitted)	$18,704

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
[1]	For the period from August 26, 2022 (commencement of class operations) to February 28, 2023
[2]	Returns for periods of less than one year are not annualized.
[3]	Ratios include net expenses allocated from the affiliated Master Portfolios in the amount of 0.13%.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  133

Financial highlights
Dynamic Target 2055 Fund
(For a share outstanding throughout each period)
	Year ended February 28					Year ended May 31
Class A	2023	2022	2021	2020 [1]	2019 [2]	2018
Net asset value, beginning of period	$11.37	$12.19	$9.66	$9.73	$11.80	$11.03
Net investment income	0.12	0.15	0.12	0.15	0.08	0.11
Net realized and unrealized gains (losses) on investments	(0.82)	0.57	2.58	(0.04)	0.05	1.22
Total from investment operations	(0.70)	0.72	2.70	0.11	0.13	1.33
Distributions to shareholders from
Net investment income	(0.11)	(0.16)	(0.17)	(0.18)	(0.05)	(0.19)
Net realized gains	(0.00) [3]	(1.38)	0.00	0.00	(2.15)	(0.37)
Total distributions to shareholders	(0.11)	(1.54)	(0.17)	(0.18)	(2.20)	(0.56)
Net asset value, end of period	$10.56	$11.37	$12.19	$9.66	$9.73	$11.80
Total return[4]	(6.05)%	5.23%	28.00%	0.95%	2.37%	12.10%
Ratios to average net assets (annualized)
Gross expenses	1.73% ♦,*	2.13% *	3.28% *	3.82% *	4.31% *	4.18% ^
Net expenses	0.60% ♦,*	0.65% *	0.68% *	0.67% *	0.61% *	0.54% ^
Net investment income	1.42% *	1.20% *	1.23% *	1.68% *	0.95% *	0.89%
Supplemental data
Portfolio turnover rate[5]	59%	68%	85%	36%	31%	34%
Net assets, end of period (000s omitted)	$5,618	$495	$422	$239	$161	$170

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Year ended February 28, 2023	0.12%
Year ended February 28, 2022	0.13%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019[2]	0.13%

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.09%.
[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Amount is less than $0.005.
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

134  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2055 Fund
(For a share outstanding throughout each period)
	Year ended February 28					Year ended May 31
Class C	2023	2022	2021	2020 [1]	2019 [2]	2018
Net asset value, beginning of period	$11.36	$12.24	$9.59	$9.67	$11.75	$10.99
Net investment income	0.18 [3]	0.07	0.06	0.10	0.02	0.02
Payment from affiliate	0.00	0.00	0.15	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	(0.89)	0.56	2.56	(0.06)	0.05	1.21
Total from investment operations	(0.71)	0.63	2.77	0.04	0.07	1.23
Distributions to shareholders from
Net investment income	0.00	(0.13)	(0.12)	(0.12)	0.00	(0.10)
Net realized gains	(0.00) [4]	(1.38)	0.00	0.00	(2.15)	(0.37)
Total distributions to shareholders	0.00	(1.51)	(0.12)	(0.12)	(2.15)	(0.47)
Net asset value, end of period	$10.65	$11.36	$12.24	$9.59	$9.67	$11.75
Total return[5]	(6.21)%	4.45%	28.94% [6]	0.26%	1.77%	11.25%
Ratios to average net assets (annualized)
Gross expenses	2.89% ♦,*	2.42% *	3.67% *	4.40% *	5.04% *	4.93% ^
Net expenses	0.72% ♦,*	1.42% *	1.43% *	1.42% *	1.36% *	1.29% ^
Net investment income	1.73% *	0.45% *	0.53% *	0.99% *	0.18% *	0.15%
Supplemental data
Portfolio turnover rate[7]	59%	68%	85%	36%	31%	34%
Net assets, end of period (000s omitted)	$44	$161	$139	$100	$100	$121

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Year ended February 28, 2023	0.13%
Year ended February 28, 2022	0.15%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019[2]	0.13%

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.09%.
[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Amount is less than $0.005.
[5]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[6]	During the year ended February 28, 2021, the Fund received a payment from an affiliate which had a 1.56% impact on the total return.
[7]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  135

Financial highlights
Dynamic Target 2055 Fund
(For a share outstanding throughout each period)
	Year ended February 28					Year ended May 31
Class R4	2023	2022	2021	2020 [1]	2019 [2]	2018
Net asset value, beginning of period	$11.45	$12.25	$9.69	$9.75	$11.83	$11.05
Net investment income	0.18 [3]	0.18	0.17	0.21	0.10	0.14
Net realized and unrealized gains (losses) on investments	(0.86)	0.59	2.58	(0.07)	0.05	1.23
Total from investment operations	(0.68)	0.77	2.75	0.14	0.15	1.37
Distributions to shareholders from
Net investment income	(0.12)	(0.19)	(0.19)	(0.20)	(0.08)	(0.22)
Net realized gains	(0.00) [4]	(1.38)	0.00	0.00	(2.15)	(0.37)
Total distributions to shareholders	(0.12)	(1.57)	(0.19)	(0.20)	(2.23)	(0.59)
Net asset value, end of period	$10.65	$11.45	$12.25	$9.69	$9.75	$11.83
Total return[5]	(5.82)%	5.62%	28.45%	1.24%	2.58%	12.44%
Ratios to average net assets (annualized)
Gross expenses	1.50% ♦,*	1.85% *	3.01% *	3.55% *	4.02% *	3.90% ^
Net expenses	0.29% ♦,*	0.36% *	0.37% *	0.36% *	0.32% *	0.25% ^
Net investment income	1.77% *	1.52% *	1.61% *	2.04% *	1.23% *	1.19%
Supplemental data
Portfolio turnover rate[6]	59%	68%	85%	36%	31%	34%
Net assets, end of period (000s omitted)	$625	$135	$128	$101	$102	$123

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Year ended February 28, 2023	0.13%
Year ended February 28, 2022	0.12%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019[2]	0.13%

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.09%.
[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Amount is less than $0.005.
[5]	Returns for periods of less than one year are not annualized.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

136  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2055 Fund
(For a share outstanding throughout each period)
	Year ended February 28					Year ended May 31
Class R6	2023	2022	2021	2020 [1]	2019 [2]	2018
Net asset value, beginning of period	$11.45	$12.25	$9.69	$9.75	$11.84	$11.06
Net investment income	0.22 [3]	0.19	0.18	0.22 [3]	0.12	0.16
Net realized and unrealized gains (losses) on investments	(0.87)	0.60	2.59	(0.07)	0.04	1.22
Total from investment operations	(0.65)	0.79	2.77	0.15	0.16	1.38
Distributions to shareholders from
Net investment income	(0.13)	(0.21)	(0.21)	(0.21)	(0.10)	(0.23)
Net realized gains	(0.00) [4]	(1.38)	0.00	0.00	(2.15)	(0.37)
Total distributions to shareholders	(0.13)	(1.59)	(0.21)	(0.21)	(2.25)	(0.60)
Net asset value, end of period	$10.67	$11.45	$12.25	$9.69	$9.75	$11.84
Total return[5]	(5.59)%	5.75%	28.62%	1.38%	2.70%	12.58%
Ratios to average net assets (annualized)
Gross expenses	1.50% ♦,*	1.70% *	2.86% *	3.41% *	3.87% *	3.75% ^
Net expenses	0.14% ♦,*	0.21% *	0.22% *	0.21% *	0.17% *	0.10% ^
Net investment income	2.08% *	1.67% *	1.75% *	2.18% *	1.38% *	1.34%
Supplemental data
Portfolio turnover rate[6]	59%	68%	85%	36%	31%	34%
Net assets, end of period (000s omitted)	$10,206	$7,389	$6,540	$5,031	$4,678	$5,679

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Year ended February 28, 2023	0.13%
Year ended February 28, 2022	0.13%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.17%
Year ended February 28, 2019[2]	0.14%

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.10%.
[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Amount is less than $0.005.
[5]	Returns for periods of less than one year are not annualized.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  137

Financial highlights
Dynamic Target 2055 Fund
(For a share outstanding throughout each period)
Year ended February 28
Administrator Class	2023 [1]
Net asset value, beginning of period	$10.34
Net investment income	0.08 [2]
Net realized and unrealized gains (losses) on investments	0.36
Total from investment operations	0.44
Distributions to shareholders from
Net investment income	(0.12)
Net realized gains	(0.00) [3]
Total distributions to shareholders	(0.12)
Net asset value, end of period	$10.66
Total return[4]	4.34%
Ratios to average net assets (annualized)
Gross expenses	1.58% ♦,5
Net expenses	0.49% ♦,5
Net investment income	1.48% [5]
Supplemental data
Portfolio turnover rate[6]	59%
Net assets, end of period (000s omitted)	$1,006

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
[1]	For the period from August 26, 2022 (commencement of class operations) to February 28, 2023
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
[5]	Ratios include net expenses allocated from the affiliated Master Portfolios in the amount of 0.13%.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

138  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2060 Fund
(For a share outstanding throughout each period)
	Year ended February 28					Year ended May 31
Class A	2023	2022	2021	2020 [1]	2019 [2]	2018
Net asset value, beginning of period	$11.36	$12.13	$9.66	$9.74	$11.79	$11.03
Net investment income	0.19	0.17	0.12	0.17 [3]	0.08	0.09
Net realized and unrealized gains (losses) on investments	(0.84)	0.54	2.51	(0.05)	0.06	1.23
Total from investment operations	(0.65)	0.71	2.63	0.12	0.14	1.32
Distributions to shareholders from
Net investment income	(0.11)	(0.16)	(0.16)	(0.20)	(0.06)	(0.20)
Net realized gains	(0.01)	(1.32)	0.00	0.00	(2.13)	(0.36)
Total distributions to shareholders	(0.12)	(1.48)	(0.16)	(0.20)	(2.19)	(0.56)
Net asset value, end of period	$10.59	$11.36	$12.13	$9.66	$9.74	$11.79
Total return[4]	(5.70)%	5.24%	27.34%	1.01%	2.40%	12.12%
Ratios to average net assets (annualized)
Gross expenses	2.23% ♦,*	2.25% *	3.37% *	3.64% *	4.30% *	4.22% ^
Net expenses	0.60% ♦,*	0.65% *	0.67% *	0.66% *	0.59% *	0.53% ^
Net investment income	1.53% *	1.21% *	1.29% *	1.67% *	0.97% *	1.03%
Supplemental data
Portfolio turnover rate[5]	57%	68%	85%	36%	31%	36%
Net assets, end of period (000s omitted)	$1,392	$498	$407	$345	$290	$261

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Year ended February 28, 2023	0.12%
Year ended February 28, 2022	0.13%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019[2]	0.14%

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.09%.
[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  139

Financial highlights
Dynamic Target 2060 Fund
(For a share outstanding throughout each period)
	Year ended February 28					Year ended May 31
Class C	2023	2022	2021	2020 [1]	2019 [2]	2018
Net asset value, beginning of period	$11.39	$12.22	$9.62	$9.72	$11.76	$10.99
Net investment income	0.14 [3]	0.07	0.06	0.10	0.02	0.02
Payment from affiliate	0.00	0.00	0.16	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	(0.83)	0.55	2.50	(0.07)	0.07	1.21
Total from investment operations	(0.69)	0.62	2.72	0.03	0.09	1.23
Distributions to shareholders from
Net investment income	(0.09)	(0.13)	(0.12)	(0.13)	0.00	(0.10)
Net realized gains	(0.01)	(1.32)	0.00	0.00	(2.13)	(0.36)
Total distributions to shareholders	(0.10)	(1.45)	(0.12)	(0.13)	(2.13)	(0.46)
Net asset value, end of period	$10.60	$11.39	$12.22	$9.62	$9.72	$11.76
Total return[4]	(6.04)%	4.44%	28.36% [5]	0.16%	1.89%	11.28%
Ratios to average net assets (annualized)
Gross expenses	3.04% ♦,*	2.50% *	3.75% *	4.22% *	5.04% *	4.99% ^
Net expenses	0.94% ♦,*	1.43% *	1.43% *	1.42% *	1.35% *	1.29% ^
Net investment income	1.33% *	0.46% *	0.55% *	0.99% *	0.20% *	0.15%
Supplemental data
Portfolio turnover rate[6]	57%	68%	85%	36%	31%	36%
Net assets, end of period (000s omitted)	$109	$132	$126	$99	$100	$121

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Year ended February 28, 2023	0.11%
Year ended February 28, 2022	0.15%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019[2]	0.13%

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.09%.
[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	During the year ended February 28, 2021, the Fund received a payment from an affiliate which had a 1.66% impact on the total return.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

140  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2060 Fund
(For a share outstanding throughout each period)
	Year ended February 28					Year ended May 31
Class R4	2023	2022	2021	2020 [1]	2019 [2]	2018
Net asset value, beginning of period	$11.47	$12.23	$9.73	$9.79	$11.84	$11.05
Net investment income	0.17 [3]	0.18	0.17	0.21	0.10	0.14
Net realized and unrealized gains (losses) on investments	(0.80)	0.57	2.52	(0.06)	0.06	1.22
Total from investment operations	(0.63)	0.75	2.69	0.15	0.16	1.36
Distributions to shareholders from
Net investment income	(0.13)	(0.19)	(0.19)	(0.21)	(0.08)	(0.21)
Net realized gains	(0.01)	(1.32)	0.00	0.00	(2.13)	(0.36)
Total distributions to shareholders	(0.14)	(1.51)	(0.19)	(0.21)	(2.21)	(0.57)
Net asset value, end of period	$10.70	$11.47	$12.23	$9.73	$9.79	$11.84
Total return[4]	(5.45)%	5.51%	27.76%	1.34%	2.60%	12.46%
Ratios to average net assets (annualized)
Gross expenses	1.89% ♦,*	1.96% *	3.11% *	3.37% *	4.01% *	3.96% ^
Net expenses	0.29% ♦,*	0.36% *	0.37% *	0.36% *	0.30% *	0.25% ^
Net investment income	1.68% *	1.52% *	1.61% *	2.05% *	1.25% *	1.19%
Supplemental data
Portfolio turnover rate[5]	57%	68%	85%	36%	31%	36%
Net assets, end of period (000s omitted)	$2,969	$135	$127	$101	$102	$123

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Year ended February 28, 2023	0.13%
Year ended February 28, 2022	0.12%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019[2]	0.13%

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.09%.
[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  141

Financial highlights
Dynamic Target 2060 Fund
(For a share outstanding throughout each period)
	Year ended February 28					Year ended May 31
Class R6	2023	2022	2021	2020 [1]	2019 [2]	2018
Net asset value, beginning of period	$11.49	$12.24	$9.74	$9.80	$11.85	$11.06
Net investment income	0.23	0.20	0.19	0.23	0.12	0.16
Net realized and unrealized gains (losses) on investments	(0.85)	0.58	2.52	(0.06)	0.06	1.22
Total from investment operations	(0.62)	0.78	2.71	0.17	0.18	1.38
Distributions to shareholders from
Net investment income	(0.14)	(0.21)	(0.21)	(0.23)	(0.10)	(0.23)
Net realized gains	(0.01)	(1.32)	0.00	0.00	(2.13)	(0.36)
Total distributions to shareholders	(0.15)	(1.53)	(0.21)	(0.23)	(2.23)	(0.59)
Net asset value, end of period	$10.72	$11.49	$12.24	$9.74	$9.80	$11.85
Total return[3]	(5.40)%	5.73%	28.03%	1.48%	2.78%	12.60%
Ratios to average net assets (annualized)
Gross expenses	1.88% ♦,*	1.82% *	2.96% *	3.23% *	3.87% *	3.81% ^
Net expenses	0.14% ♦,*	0.21% *	0.22% *	0.21% *	0.15% *	0.10% ^
Net investment income	2.13% *	1.67% *	1.76% *	2.20% *	1.40% *	1.35%
Supplemental data
Portfolio turnover rate[4]	57%	68%	85%	36%	31%	36%
Net assets, end of period (000s omitted)	$5,971	$6,413	$5,939	$4,685	$4,706	$5,692

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Year ended February 28, 2023	0.13%
Year ended February 28, 2022	0.13%
Year ended February 28, 2021	0.14%
Year ended February 29, 2020	0.17%
Year ended February 28, 2019[2]	0.14%

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.10%.
[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

142  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2060 Fund
(For a share outstanding throughout each period)
Year ended February 28
Administrator Class	2023 [1]
Net asset value, beginning of period	$10.41
Net investment income	0.08 [2]
Net realized and unrealized gains (losses) on investments	0.37
Total from investment operations	0.45
Distributions to shareholders from
Net investment income	(0.13)
Net realized gains	(0.01)
Total distributions to shareholders	(0.14)
Net asset value, end of period	$10.72
Total return[3]	4.31%
Ratios to average net assets (annualized)
Gross expenses	2.07% ♦,4
Net expenses	0.49% ♦,4
Net investment income	1.48% [4]
Supplemental data
Portfolio turnover rate[5]	57%
Net assets, end of period (000s omitted)	$2,074

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
[1]	For the period from August 26, 2022 (commencement of class operations) to February 28, 2023
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	Ratios include net expenses allocated from the affiliated Master Portfolios in the amount of 0.13%.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  143

Financial highlights
Dynamic Target 2065 Fund
(For a share outstanding throughout the period)
Year ended February 28
Class A	2023 [1]
Net asset value, beginning of period	$20.00
Net investment income	0.12
Net realized and unrealized gains (losses) on investments	0.52
Total from investment operations	0.64
Distributions to shareholders from
Net investment income	(0.09)
Net asset value, end of period	$20.55
Total return[2]	3.19%
Ratios to average net assets (annualized)
Gross expenses	3.73% ♦,3
Net expenses	0.60% ♦,3
Net investment income	1.29% [3]
Supplemental data
Portfolio turnover rate	38%
Net assets, end of period (000s omitted)	$103

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
[1]	For the period from September 13, 2022 (commencement of class operations) to February 28, 2023
[2]	Returns for periods of less than one year are not annualized.
[3]	Ratios include net expenses allocated from the affiliated Master Portfolios in the amount of 0.12%.
The accompanying notes are an integral part of these financial statements.

144  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2065 Fund
(For a share outstanding throughout the period)
Year ended February 28
Class C	2023 [1]
Net asset value, beginning of period	$20.00
Net investment income	0.05
Net realized and unrealized gains (losses) on investments	0.52
Total from investment operations	0.57
Distributions to shareholders from
Net investment income	(0.09)
Net asset value, end of period	$20.48
Total return[2]	2.84%
Ratios to average net assets (annualized)
Gross expenses	4.48% ♦,3
Net expenses	1.35% ♦,3
Net investment income	0.54% [3]
Supplemental data
Portfolio turnover rate	38%
Net assets, end of period (000s omitted)	$103

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
[1]	For the period from September 13, 2022 (commencement of class operations) to February 28, 2023
[2]	Returns for periods of less than one year are not annualized.
[3]	Ratios include net expenses allocated from the affiliated Master Portfolios in the amount of 0.12%.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  145

Financial highlights
Dynamic Target 2065 Fund
(For a share outstanding throughout the period)
Year ended February 28
Class R4	2023 [1]
Net asset value, beginning of period	$20.00
Net investment income	0.14
Net realized and unrealized gains (losses) on investments	0.52
Total from investment operations	0.66
Distributions to shareholders from
Net investment income	(0.10)
Net asset value, end of period	$20.56
Total return[2]	3.33%
Ratios to average net assets (annualized)
Gross expenses	3.45% ♦,3
Net expenses	0.29% ♦,3
Net investment income	1.58% [3]
Supplemental data
Portfolio turnover rate	38%
Net assets, end of period (000s omitted)	$129

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
[1]	For the period from September 13, 2022 (commencement of class operations) to February 28, 2023
[2]	Returns for periods of less than one year are not annualized.
[3]	Ratios include net expenses allocated from the affiliated Master Portfolios in the amount of 0.12%.
The accompanying notes are an integral part of these financial statements.

146  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2065 Fund
(For a share outstanding throughout the period)
Year ended February 28
Class R6	2023 [1]
Net asset value, beginning of period	$20.00
Net investment income	0.16
Net realized and unrealized gains (losses) on investments	0.52
Total from investment operations	0.68
Distributions to shareholders from
Net investment income	(0.11)
Net asset value, end of period	$20.57
Total return[2]	3.43%
Ratios to average net assets (annualized)
Gross expenses	3.32% ♦,3
Net expenses	0.14% ♦,3
Net investment income	1.75% [3]
Supplemental data
Portfolio turnover rate	38%
Net assets, end of period (000s omitted)	$4,829

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
[1]	For the period from September 13, 2022 (commencement of class operations) to February 28, 2023
[2]	Returns for periods of less than one year are not annualized.
[3]	Ratios include net expenses allocated from the affiliated Master Portfolios in the amount of 0.13%.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  147

Financial highlights
Dynamic Target 2065 Fund
(For a share outstanding throughout the period)
Year ended February 28
Administrator Class	2023 [1]
Net asset value, beginning of period	$20.00
Net investment income	0.13
Net realized and unrealized gains (losses) on investments	0.51
Total from investment operations	0.64
Distributions to shareholders from
Net investment income	(0.09)
Net asset value, end of period	$20.55
Total return[2]	3.22%
Ratios to average net assets (annualized)
Gross expenses	3.65% ♦,3
Net expenses	0.49% ♦,3
Net investment income	1.40% [3]
Supplemental data
Portfolio turnover rate	38%
Net assets, end of period (000s omitted)	$103

♦	Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to the Financial Statements for additional information on the acquisition.
[1]	For the period from September 13, 2022 (commencement of class operations) to February 28, 2023
[2]	Returns for periods of less than one year are not annualized.
[3]	Ratios include net expenses allocated from the affiliated Master Portfolios in the amount of 0.12%.
The accompanying notes are an integral part of these financial statements.

148  |  Target Date Retirement Funds

Notes to financial statements
1. ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds: Allspring Dynamic Target Today Fund (“Dynamic Target Today Fund”), Allspring Dynamic Target 2015 Fund (“Dynamic Target 2015 Fund”), Allspring Dynamic Target 2020 Fund (“Dynamic Target 2020 Fund”), Allspring Dynamic Target 2025 Fund (“Dynamic Target 2025 Fund”), Allspring Dynamic Target 2030 Fund (“Dynamic Target 2030 Fund”), Allspring Dynamic Target 2035 Fund (“Dynamic Target 2035 Fund”), Allspring Dynamic Target 2040 Fund (“Dynamic Target 2040 Fund”), Allspring Dynamic Target 2045 Fund (“Dynamic Target 2045 Fund”), Allspring Dynamic Target 2050 Fund (“Dynamic Target 2050 Fund”), Allspring Dynamic Target 2055 Fund (“Dynamic Target 2055 Fund”), Allspring Dynamic Target 2060 Fund (“Dynamic Target 2060 Fund”), and Allspring Dynamic Target 2065 Fund (“Dynamic Target 2065 Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.
Each Fund is a fund-of-funds which seeks to achieve its investment objective by investing in multiple diversified portfolios (collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of each affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of each affiliated Master Portfolio are presented in separate financial statements and may be obtained free of charge by contacting Investor Services or by visiting the SEC website at sec.gov. The financial statements of the affiliated Master Portfolios are filed with the SEC under Allspring Master Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between each Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. Each Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and

Target Date Retirement Funds  |  149

Notes to financial statements
cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statements of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statements of Operations.
Investment transactions, income and expenses
Investments in affiliated Master Portfolios are recorded on a trade date basis.
Each Fund records daily its proportionate share of each affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. Income from foreign securities in each affiliated Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Each Fund also accrues its own expenses.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of each Fund's fiscal year end. Therefore, a portion of each Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2023, the aggregate cost of all investments for federal income tax purposes and the unrealized gains (losses) were as follows:
	Tax cost	Gross unrealized gains	Gross unrealized losses	Net unrealized gains (losses)
Dynamic Target Today Fund	$ 45,685,488	$17,252,091	$ 0	$17,252,091
Dynamic Target 2015 Fund	21,299,488	5,628,423	0	5,628,423
Dynamic Target 2020 Fund	118,120,691	18,102,155	0	18,102,155
Dynamic Target 2025 Fund	88,467,175	0	(46,781)	(46,781)
Dynamic Target 2030 Fund	209,627,584	14,903,395	0	14,903,395
Dynamic Target 2035 Fund	106,769,040	4,592,166	0	4,592,166
Dynamic Target 2040 Fund	224,270,720	16,623,235	0	16,623,235
Dynamic Target 2045 Fund	52,882,716	1,829,326	0	1,829,326
Dynamic Target 2050 Fund	82,505,004	7,173,531	0	7,173,531
Dynamic Target 2055 Fund	17,223,972	0	(21,739)	(21,739)
Dynamic Target 2060 Fund	11,025,151	1,190,579	0	1,190,579
Dynamic Target 2065 Fund	4,757,010	360,406	0	360,406

150  |  Target Date Retirement Funds

Notes to financial statements
Reclassifications are made to each Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. At February 28, 2023, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and Liabilities:
	Paid-in capital	Total distributable earnings (loss)
Dynamic Target Today Fund	$ (432)	$ 432
Dynamic Target 2015 Fund	(129)	129
Dynamic Target 2020 Fund	(741)	741
Dynamic Target 2025 Fund	1,736	(1,736)
Dynamic Target 2030 Fund	5,069	(5,069)
Dynamic Target 2035 Fund	2,274	(2,274)
Dynamic Target 2040 Fund	2,887	(2,887)
Dynamic Target 2045 Fund	726	(726)
Dynamic Target 2050 Fund	1,371	(1,371)
Dynamic Target 2055 Fund	1,923	(1,923)
Dynamic Target 2060 Fund	768	(768)
Dynamic Target 2065 Fund	(26)	26
As of February 28, 2023, the Funds had capital loss carryforwards which consisted of short-term capital losses and long-term capital losses. Additionally, as of February 28, 2023, the Funds had current year deferred post-October capital losses which will be recognized on the first day of the following fiscal year:
	Capital loss carryforward		Post-October capital losses deferred
	Short-term	Long-term
Dynamic Target Today Fund	$(1,726,024)	$(185,334)	$ (934,963)
Dynamic Target 2015 Fund	(249,908)	0	(364,600)
Dynamic Target 2020 Fund	(1,500,201)	0	(1,790,064)
Dynamic Target 2025 Fund	(101,914)	0	(1,032,320)
Dynamic Target 2030 Fund	(772,708)	0	(2,832,944)
Dynamic Target 2035 Fund	0	0	(1,388,963)
Dynamic Target 2040 Fund	0	0	(3,127,652)
Dynamic Target 2045 Fund	0	0	(642,798)
Dynamic Target 2050 Fund	0	0	(920,976)
Dynamic Target 2055 Fund	(937)	0	(204,819)
Dynamic Target 2060 Fund	(218,797)	0	(180,369)
Dynamic Target 2065 Fund	(67,042)	(95,083)	(71,122)
Class allocations
The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Target Date Retirement Funds  |  151

Notes to financial statements
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing each Fund’s assets and liabilities as of February 28, 2023:
Dynamic Target Today Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments measured at net asset value*				$ 63,175,929
Futures contracts	$ 29,321	$0	$0	29,321
Total assets	$ 29,321	$0	$0	$63,205,250
Liabilities
Futures contracts	$ 267,671	$0	$0	$ 267,671
Total liabilities	$267,671	$0	$0	$ 267,671

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $63,175,929. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2015 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments measured at net asset value*				$ 27,029,269
Futures contracts	$ 13,151	$0	$0	13,151
Total assets	$ 13,151	$0	$0	$27,042,420
Liabilities
Futures contracts	$ 114,509	$0	$0	$ 114,509
Total liabilities	$114,509	$0	$0	$ 114,509

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $27,029,269. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

152  |  Target Date Retirement Funds

Notes to financial statements
Dynamic Target 2020 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments measured at net asset value*				$ 136,718,408
Futures contracts	$ 63,139	$0	$0	63,139
Total assets	$ 63,139	$0	$0	$136,781,547
Liabilities
Futures contracts	$ 558,701	$0	$0	$ 558,701
Total liabilities	$558,701	$0	$0	$ 558,701

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $136,718,408. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2025 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments measured at net asset value*				$ 88,746,648
Futures contracts	$ 43,982	$0	$0	43,982
Total assets	$ 43,982	$0	$0	$88,790,630
Liabilities
Futures contracts	$ 370,236	$0	$0	$ 370,236
Total liabilities	$370,236	$0	$0	$ 370,236

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $88,746,648. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2030 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments measured at net asset value*				$ 225,355,045
Futures contracts	$ 118,381	$0	$0	118,381
Total assets	$118,381	$0	$0	$225,473,426
Liabilities
Futures contracts	$ 942,447	$0	$0	$ 942,447
Total liabilities	$942,447	$0	$0	$ 942,447

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $225,355,045. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Target Date Retirement Funds  |  153

Notes to financial statements
Dynamic Target 2035 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments measured at net asset value*				$ 111,769,754
Futures contracts	$ 53,755	$0	$0	53,755
Total assets	$ 53,755	$0	$0	$111,823,509
Liabilities
Futures contracts	$ 462,303	$0	$0	$ 462,303
Total liabilities	$462,303	$0	$0	$ 462,303

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $111,769,754. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2040 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments measured at net asset value*				$ 241,759,986
Futures contracts	$ 131,613	$0	$0	131,613
Total assets	$131,613	$0	$0	$241,891,599
Liabilities
Futures contracts	$ 997,644	$0	$0	$ 997,644
Total liabilities	$997,644	$0	$0	$ 997,644

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $241,759,986. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2045 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments measured at net asset value*				$ 54,910,789
Futures contracts	$ 29,321	$0	$0	29,321
Total assets	$ 29,321	$0	$0	$54,940,110
Liabilities
Futures contracts	$ 228,068	$0	$0	$ 228,068
Total liabilities	$228,068	$0	$0	$ 228,068

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $54,910,789. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

154  |  Target Date Retirement Funds

Notes to financial statements
Dynamic Target 2050 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments measured at net asset value*				$ 90,011,483
Futures contracts	$ 43,982	$0	$0	43,982
Total assets	$ 43,982	$0	$0	$90,055,465
Liabilities
Futures contracts	$ 376,930	$0	$0	$ 376,930
Total liabilities	$376,930	$0	$0	$ 376,930

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $90,011,483. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2055 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments measured at net asset value*				$ 17,262,255
Futures contracts	$ 8,768	$0	$0	8,768
Total assets	$ 8,768	$0	$0	$17,271,023
Liabilities
Futures contracts	$ 68,790	$0	$0	$ 68,790
Total liabilities	$68,790	$0	$0	$ 68,790

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $17,262,255. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2060 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments measured at net asset value*				$ 12,260,508
Futures contracts	$ 6,332	$0	$0	6,332
Total assets	$ 6,332	$0	$0	$12,266,840
Liabilities
Futures contracts	$ 51,110	$0	$0	$ 51,110
Total liabilities	$51,110	$0	$0	$ 51,110

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $12,260,508. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Target Date Retirement Funds  |  155

Notes to financial statements
Dynamic Target 2065 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments measured at net asset value*				$ 5,136,979
Futures contracts	$ 2,435	$0	$0	2,435
Total assets	$ 2,435	$0	$0	$5,139,414
Liabilities
Futures contracts	$ 21,998	$0	$0	$ 21,998
Total liabilities	$21,998	$0	$0	$ 21,998

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $5,136,979. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following each Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statements of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg U.S. Aggregate ex-Corporate Index, before fees and expenses
Allspring Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Allspring Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation
Allspring High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index, before fees and expenses
Allspring Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Bloomberg U.S. Corporate Bond Index, before fees and expenses
Allspring Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg U.S. Government Intermediate Bond Index, before fees and expenses
Allspring U.S. REIT Portfolio	Seeks to replicate the total return of the Dow Jones U.S. Select REIT Index, before fees and expenses
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of each Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of each Fund, supervising the subadviser and providing fund-level administrative services in connection with each Fund’s operations. As compensation for its services under the investment management agreement,

156  |  Target Date Retirement Funds

Notes to financial statements
Allspring Funds Management is entitled to receive a management fee at the following annual rate based on each Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.100%
Next $5 billion	0.080
Over $10 billion	0.070
For the year ended February 28, 2023, the management fee was equivalent to an annual rate of 0.10% of each Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to each Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to each Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.05% and declining to 0.03% as the average daily net assets of each Fund increase.
Allspring Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to each Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R4	0.08
Class R6	0.03
Administrator Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for each Fund. When each class of each Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through June 30, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of February 28, 2023, the contractual expense caps are as follows:
Expense ratio caps
Class A	0.60%
Class C	1.35
Class R4	0.29
Class R6	0.14
Administrator Class	0.49

Target Date Retirement Funds  |  157

Notes to financial statements
Distribution fee
The Trust has adopted a Distribution Plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter of each Fund, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended February 28, 2023, Allspring Funds Distributor received front-end sales charges from the following Funds:
Front-end sales charges
Class A
Dynamic Target Today Fund	$ 63
Dynamic Target 2020 Fund	69
Dynamic Target 2025 Fund	25
Dynamic Target 2030 Fund	574
Dynamic Target 2035 Fund	154
Dynamic Target 2040 Fund	257
Dynamic Target 2045 Fund	25
Dynamic Target 2050 Fund	122
Dynamic Target 2055 Fund	43
Dynamic Target 2060 Fund	313
Allspring Funds Distributor did not receive any contingent deferred sales charges from Class A or Class C shares for the year ended February 28, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. Class R4 is charged a fee at an annual rate up to 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Each Fund seeks to achieve its investment objectives by investing in various affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying each Fund's ownership percentage in the respective affiliated Master Portfolio at the end of the period by the corresponding affiliated Master Portfolio’s purchases and sales. Purchases and sales of investments, excluding short-term securities, for the year ended February 28, 2023 were as follows:

158  |  Target Date Retirement Funds

Notes to financial statements
	Purchases at cost		Sales proceeds
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Dynamic Target Today Fund	$28,397,761	$ 4,789,093	$41,651,684	$ 8,821,185
Dynamic Target 2015 Fund	11,666,387	3,361,955	17,114,725	5,815,569
Dynamic Target 2020 Fund	46,670,917	18,362,488	68,443,052	24,980,686
Dynamic Target 2025 Fund	26,553,276	17,066,422	37,888,465	24,635,431
Dynamic Target 2030 Fund	48,258,482	50,532,546	66,374,657	65,900,173
Dynamic Target 2035 Fund	19,012,244	28,140,080	25,556,955	38,033,393
Dynamic Target 2040 Fund	30,238,514	65,644,701	40,427,654	80,900,994
Dynamic Target 2045 Fund	4,973,000	16,810,490	6,648,698	22,014,318
Dynamic Target 2050 Fund	4,407,761	29,677,410	5,892,996	36,292,189
Dynamic Target 2055 Fund	791,279	6,164,577	1,057,907	9,368,275
Dynamic Target 2060 Fund	575,605	4,458,617	769,560	7,081,596
Dynamic Target 2065 Fund	348,248	479,411	465,593	661,081
6. DERIVATIVE TRANSACTIONS
During the  year ended February 28, 2023, the following Funds entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy. The volume of each Fund's futures contracts during the  year ended February 28, 2023 was as follows:
	Average notional balance
	Long futures	Short futures
Dynamic Target Today Fund	$ 6,070,651	$ 5,767,090
Dynamic Target 2015 Fund	2,711,419	2,897,810
Dynamic Target 2020 Fund	12,948,042	12,921,880
Dynamic Target 2025 Fund	8,227,454	9,249,546
Dynamic Target 2030 Fund	21,054,702	22,378,800
Dynamic Target 2035 Fund	10,964,134	17,804,188
Dynamic Target 2040 Fund	21,218,907	26,759,033
Dynamic Target 2045 Fund	4,978,089	6,021,298
Dynamic Target 2050 Fund	7,725,844	8,393,231
Dynamic Target 2055 Fund	1,658,268	2,566,100
Dynamic Target 2060 Fund	1,128,868	4,421,545
Dynamic Target 2065 Fund	782,361	769,773
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.

Target Date Retirement Funds  |  159

Notes to financial statements
The fair value of derivative instruments as of February 28, 2023 by primary risk type was as follows for the Dynamic Target Today Fund:
	Asset derivatives		Liability derivatives
Dynamic Target Today Fund	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Interest rate risk	Unrealized gains on futures contracts	$ 0*	Unrealized losses on futures contracts	$ 2,126*
Equity risk	Unrealized gains on futures contracts	29,321*	Unrealized losses on futures contracts	111,959*
Foreign currency risk	Unrealized gains on futures contracts	0*	Unrealized losses on futures contracts	153,586*
		$29,321		$267,671

*	Amount represents cumulative unrealized gains (losses) on futures contracts as reported in the table following the Portfolio of Investments. For futures contracts, only the current day’s variation margin as of February 28, 2023 is reported separately on the Statements of Assets and Liabilities.
The effect of derivative instruments on the Statements of Operations for the year ended February 28, 2023 was as follows:
Dynamic Target Today Fund	Net realized gains (losses) on derivatives	Net change in unrealized gains (losses) on derivatives
Interest rate risk	$ (92,091)	$ (2,126)
Equity risk	244,054	(37,532)
Foreign currency risk	(127,972)	(150,718)
	$ 23,991	$(190,376)
The fair value of derivative instruments as of February 28, 2023 by primary risk type was as follows for the Dynamic Target 2015 Fund:
	Asset derivatives		Liability derivatives
Dynamic Target 2015 Fund	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Interest rate risk	Unrealized gains on futures contracts	$ 0*	Unrealized losses on futures contracts	$ 938*
Equity risk	Unrealized gains on futures contracts	13,151*	Unrealized losses on futures contracts	45,406*
Foreign currency risk	Unrealized gains on futures contracts	0*	Unrealized losses on futures contracts	68,165*
		$13,151		$114,509

*	Amount represents cumulative unrealized gains (losses) on futures contracts as reported in the table following the Portfolio of Investments. For futures contracts, only the current day’s variation margin as of February 28, 2023 is reported separately on the Statements of Assets and Liabilities.

160  |  Target Date Retirement Funds

Notes to financial statements
The effect of derivative instruments on the Statements of Operations for the year ended February 28, 2023 was as follows:
Dynamic Target 2015 Fund	Net realized gains (losses) on derivatives	Net change in unrealized gains (losses) on derivatives
Interest rate risk	$ (37,802)	$ (938)
Equity risk	136,116	10,888
Foreign currency risk	(65,319)	(65,298)
	$ 32,995	$(55,348)
The fair value of derivative instruments as of February 28, 2023 by primary risk type was as follows for the Dynamic Target 2020 Fund:
	Asset derivatives		Liability derivatives
Dynamic Target 2020 Fund	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Interest rate risk	Unrealized gains on futures contracts	$ 0*	Unrealized losses on futures contracts	$ 4,564*
Equity risk	Unrealized gains on futures contracts	63,139*	Unrealized losses on futures contracts	225,392*
Foreign currency risk	Unrealized gains on futures contracts	0*	Unrealized losses on futures contracts	328,745*
		$63,139		$558,701

*	Amount represents cumulative unrealized gains (losses) on futures contracts as reported in the table following the Portfolio of Investments. For futures contracts, only the current day’s variation margin as of February 28, 2023 is reported separately on the Statements of Assets and Liabilities.
The effect of derivative instruments on the Statements of Operations for the year ended February 28, 2023 was as follows:
Dynamic Target 2020 Fund	Net realized gains (losses) on derivatives	Net change in unrealized gains (losses) on derivatives
Interest rate risk	$(198,629)	$ (4,564)
Equity risk	879,566	(94,972)
Foreign currency risk	(266,201)	(324,923)
	$ 414,736	$(424,459)

Target Date Retirement Funds  |  161

Notes to financial statements
The fair value of derivative instruments as of February 28, 2023 by primary risk type was as follows for the Dynamic Target 2025 Fund:
	Asset derivatives		Liability derivatives
Dynamic Target 2025 Fund	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Interest rate risk	Unrealized gains on futures contracts	$ 0*	Unrealized losses on futures contracts	$ 3,063*
Equity risk	Unrealized gains on futures contracts	43,982*	Unrealized losses on futures contracts	145,420*
Foreign currency risk	Unrealized gains on futures contracts	0*	Unrealized losses on futures contracts	221,753*
		$43,982		$370,236

*	Amount represents cumulative unrealized gains (losses) on futures contracts as reported in the table following the Portfolio of Investments. For futures contracts, only the current day’s variation margin as of February 28, 2023 is reported separately on the Statements of Assets and Liabilities.
The effect of derivative instruments on the Statements of Operations for the year ended February 28, 2023 was as follows:
Dynamic Target 2025 Fund	Net realized gains (losses) on derivatives	Net change in unrealized gains (losses) on derivatives
Interest rate risk	$(137,856)	$ (3,063)
Equity risk	600,517	26,922
Foreign currency risk	(196,427)	(216,020)
	$ 266,234	$(192,161)
The fair value of derivative instruments as of February 28, 2023 by primary risk type was as follows for the Dynamic Target 2030 Fund:
	Asset derivatives		Liability derivatives
Dynamic Target 2030 Fund	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Interest rate risk	Unrealized gains on futures contracts	$ 0*	Unrealized losses on futures contracts	$ 7,627*
Equity risk	Unrealized gains on futures contracts	118,381*	Unrealized losses on futures contracts	386,047*
Foreign currency risk	Unrealized gains on futures contracts	0*	Unrealized losses on futures contracts	548,773*
		$118,381		$942,447

*	Amount represents cumulative unrealized gains (losses) on futures contracts as reported in the table following the Portfolio of Investments. For futures contracts, only the current day’s variation margin as of February 28, 2023 is reported separately on the Statements of Assets and Liabilities.

162  |  Target Date Retirement Funds

Notes to financial statements
The effect of derivative instruments on the Statements of Operations for the year ended February 28, 2023 was as follows:
Dynamic Target 2030 Fund	Net realized gains (losses) on derivatives	Net change in unrealized gains (losses) on derivatives
Interest rate risk	$ (336,141)	$ (7,627)
Equity risk	3,091,516	(136,341)
Foreign currency risk	(427,395)	(543,040)
	$2,327,980	$(687,008)
The fair value of derivative instruments as of February 28, 2023 by primary risk type was as follows for the Dynamic Target 2035 Fund:
	Asset derivatives		Liability derivatives
Dynamic Target 2035 Fund	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Interest rate risk	Unrealized gains on futures contracts	$ 0*	Unrealized losses on futures contracts	$ 3,751*
Equity risk	Unrealized gains on futures contracts	53,755*	Unrealized losses on futures contracts	191,931*
Foreign currency risk	Unrealized gains on futures contracts	0*	Unrealized losses on futures contracts	266,621*
		$53,755		$462,303

*	Amount represents cumulative unrealized gains (losses) on futures contracts as reported in the table following the Portfolio of Investments. For futures contracts, only the current day’s variation margin as of February 28, 2023 is reported separately on the Statements of Assets and Liabilities.
The effect of derivative instruments on the Statements of Operations for the year ended February 28, 2023 was as follows:
Dynamic Target 2035 Fund	Net realized gains (losses) on derivatives	Net change in unrealized gains (losses) on derivatives
Interest rate risk	$ (163,790)	$ (3,751)
Equity risk	1,461,997	(4,972)
Foreign currency risk	(222,731)	(260,888)
	$1,075,476	$(269,611)

Target Date Retirement Funds  |  163

Notes to financial statements
The fair value of derivative instruments as of February 28, 2023 by primary risk type was as follows for the Dynamic Target 2040 Fund:
	Asset derivatives		Liability derivatives
Dynamic Target 2040 Fund	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Interest rate risk	Unrealized gains on futures contracts	$ 0*	Unrealized losses on futures contracts	$ 8,003*
Equity risk	Unrealized gains on futures contracts	131,613*	Unrealized losses on futures contracts	415,850*
Foreign currency risk	Unrealized gains on futures contracts	0*	Unrealized losses on futures contracts	573,791*
		$131,613		$997,644

*	Amount represents cumulative unrealized gains (losses) on futures contracts as reported in the table following the Portfolio of Investments. For futures contracts, only the current day’s variation margin as of February 28, 2023 is reported separately on the Statements of Assets and Liabilities.
The effect of derivative instruments on the Statements of Operations for the year ended February 28, 2023 was as follows:
Dynamic Target 2040 Fund	Net realized gains (losses) on derivatives	Net change in unrealized gains (losses) on derivatives
Interest rate risk	$ (355,416)	$ (8,003)
Equity risk	3,949,630	(177,135)
Foreign currency risk	(429,048)	(569,012)
	$3,165,166	$(754,150)
The fair value of derivative instruments as of February 28, 2023 by primary risk type was as follows for the Dynamic Target 2045 Fund:
	Asset derivatives		Liability derivatives
Dynamic Target 2045 Fund	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Interest rate risk	Unrealized gains on futures contracts	$ 0*	Unrealized losses on futures contracts	$ 1,813*
Equity risk	Unrealized gains on futures contracts	29,321*	Unrealized losses on futures contracts	95,965*
Foreign currency risk	Unrealized gains on futures contracts	0*	Unrealized losses on futures contracts	130,290*
		$29,321		$228,068

*	Amount represents cumulative unrealized gains (losses) on futures contracts as reported in the table following the Portfolio of Investments. For futures contracts, only the current day’s variation margin as of February 28, 2023 is reported separately on the Statements of Assets and Liabilities.

164  |  Target Date Retirement Funds

Notes to financial statements
The effect of derivative instruments on the Statements of Operations for the year ended February 28, 2023 was as follows:
Dynamic Target 2045 Fund	Net realized gains (losses) on derivatives	Net change in unrealized gains (losses) on derivatives
Interest rate risk	$ (76,778)	$ (1,813)
Equity risk	794,278	41,763
Foreign currency risk	(110,089)	(126,468)
	$ 607,411	$ (86,518)
The fair value of derivative instruments as of February 28, 2023 by primary risk type was as follows for the Dynamic Target 2050 Fund:
	Asset derivatives		Liability derivatives
Dynamic Target 2050 Fund	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Interest rate risk	Unrealized gains on futures contracts	$ 0*	Unrealized losses on futures contracts	$ 3,001*
Equity risk	Unrealized gains on futures contracts	43,982*	Unrealized losses on futures contracts	159,942*
Foreign currency risk	Unrealized gains on futures contracts	0*	Unrealized losses on futures contracts	213,987*
		$43,982		$376,930

*	Amount represents cumulative unrealized gains (losses) on futures contracts as reported in the table following the Portfolio of Investments. For futures contracts, only the current day’s variation margin as of February 28, 2023 is reported separately on the Statements of Assets and Liabilities.
The effect of derivative instruments on the Statements of Operations for the year ended February 28, 2023 was as follows:
Dynamic Target 2050 Fund	Net realized gains (losses) on derivatives	Net change in unrealized gains (losses) on derivatives
Interest rate risk	$ (128,469)	$ (3,001)
Equity risk	1,468,640	(23,572)
Foreign currency risk	(168,745)	(210,165)
	$1,171,426	$(236,738)

Target Date Retirement Funds  |  165

Notes to financial statements
The fair value of derivative instruments as of February 28, 2023 by primary risk type was as follows for the Dynamic Target 2055 Fund:
	Asset derivatives		Liability derivatives
Dynamic Target 2055 Fund	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Interest rate risk	Unrealized gains on futures contracts	$ 0*	Unrealized losses on futures contracts	$ 563*
Equity risk	Unrealized gains on futures contracts	8,768*	Unrealized losses on futures contracts	29,400*
Foreign currency risk	Unrealized gains on futures contracts	0*	Unrealized losses on futures contracts	38,827*
		$8,768		$68,790

*	Amount represents cumulative unrealized gains (losses) on futures contracts as reported in the table following the Portfolio of Investments. For futures contracts, only the current day’s variation margin as of February 28, 2023 is reported separately on the Statements of Assets and Liabilities.
The effect of derivative instruments on the Statements of Operations for the year ended February 28, 2023 was as follows:
Dynamic Target 2055 Fund	Net realized gains (losses) on derivatives	Net change in unrealized gains (losses) on derivatives
Interest rate risk	$(22,450)	$ (563)
Equity risk	83,794	85,184
Foreign currency risk	(45,171)	(35,005)
	$ 16,173	$ 49,616
The fair value of derivative instruments as of February 28, 2023 by primary risk type was as follows for the Dynamic Target 2060 Fund:
	Asset derivatives		Liability derivatives
Dynamic Target 2060 Fund	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Interest rate risk	Unrealized gains on futures contracts	$ 0*	Unrealized losses on futures contracts	$ 375*
Equity risk	Unrealized gains on futures contracts	6,332*	Unrealized losses on futures contracts	21,397*
Foreign currency risk	Unrealized gains on futures contracts	0*	Unrealized losses on futures contracts	29,338*
		$6,332		$51,110

*	Amount represents cumulative unrealized gains (losses) on futures contracts as reported in the table following the Portfolio of Investments. For futures contracts, only the current day’s variation margin as of February 28, 2023 is reported separately on the Statements of Assets and Liabilities.

166  |  Target Date Retirement Funds

Notes to financial statements
The effect of derivative instruments on the Statements of Operations for the year ended February 28, 2023 was as follows:
Dynamic Target 2060 Fund	Net realized gains (losses) on derivatives	Net change in unrealized gains (losses) on derivatives
Interest rate risk	$(11,658)	$ (375)
Equity risk	36,989	71,159
Foreign currency risk	(33,813)	(26,471)
	$ (8,482)	$ 44,313
The fair value of derivative instruments as of February 28, 2023 by primary risk type was as follows for the Dynamic Target 2065 Fund:
	Asset derivatives		Liability derivatives
Dynamic Target 2065 Fund	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Interest rate risk	Unrealized gains on futures contracts	$ 0*	Unrealized losses on futures contracts	$ 188*
Equity risk	Unrealized gains on futures contracts	2,435*	Unrealized losses on futures contracts	8,002*
Foreign currency risk	Unrealized gains on futures contracts	0*	Unrealized losses on futures contracts	13,808*
		$2,435		$21,998

*	Amount represents cumulative unrealized gains (losses) on futures contracts as reported in the table following the Portfolio of Investments. For futures contracts, only the current day’s variation margin as of February 28, 2023 is reported separately on the Statements of Assets and Liabilities.
The effect of derivative instruments on the Statements of Operations for the year ended February 28, 2023 was as follows:
Dynamic Target 2065 Fund	Net realized gains (losses) on derivatives	Net change in unrealized gains (losses) on derivatives
Interest rate risk	$ (6,380)	$ (188)
Equity risk	82,377	(5,567)
Foreign currency risk	0	(13,808)
	$75,997	$(19,563)
7. ACQUISITIONS
After the close of business on August 26, 2022, each Fund ("Acquiring Fund") acquired the net assets of a target fund ("Target Fund"). The purpose of each transaction was to combine two funds with similar investment objectives and strategies.

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Notes to financial statements
Acquiring Fund	Target Fund
Dynamic Target Today Fund	Allspring Target Today Fund
Dynamic Target Today Fund	Allspring Target 2010 Fund
Dynamic Target 2015 Fund	Allspring Target 2015 Fund
Dynamic Target 2020 Fund	Allspring Target 2020 Fund
Dynamic Target 2025 Fund	Allspring Target 2025 Fund
Dynamic Target 2030 Fund	Allspring Target 2030 Fund
Dynamic Target 2035 Fund	Allspring Target 2035 Fund
Dynamic Target 2040 Fund	Allspring Target 2040 Fund
Dynamic Target 2045 Fund	Allspring Target 2045 Fund
Dynamic Target 2050 Fund	Allspring Target 2050 Fund
Dynamic Target 2055 Fund	Allspring Target 2055 Fund
Dynamic Target 2060 Fund	Allspring Target 2060 Fund
Shareholders holding Class A, Class C, Class R, Class R4, Class R6 and Administrator Class shares of each Target Fund received Class A, Class C, Class A, Class R4, Class R6 and Administrator Class shares, respectively, of the Acquiring Fund in each reorganization. Each acquisition was accomplished by a tax-free exchange of all of the shares of each Target Fund for shares of each Acquiring Fund. For financial reporting purposes, assets received and shares issued by each Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from each Target Fund was carried forward to align with ongoing reporting of each Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The fair value of each portfolio, identified cost of each portfolio, unrealized gains (losses) acquired, value of net assets acquired, Acquiring Fund net assets before and after the acquisition, exchange ratio and number of shares issued were as follows:
Target Fund	Fair value of portfolio	Identified cost of portfolio	Unrealized gains (losses)	Target Fund value of net assets acquired	Acquiring Fund value of net assets before acquistion	Acquiring Fund aggregate net assets after acquisition
Allspring Target Today Fund	$ 33,694,082	$ 30,768,951	$ 2,925,131	$ 33,773,406	$7,824,714	$41,598,120
Allspring Target 2010 Fund	33,770,331	18,297,524	15,472,807	33,862,822	7,824,714	41,687,536
Allspring Target 2015 Fund	28,210,881	21,112,305	7,098,576	28,240,999	7,156,005	35,397,004
Allspring Target 2020 Fund	144,271,320	123,512,285	20,759,035	144,285,159	9,914,335	154,199,494
Allspring Target 2025 Fund	85,038,602	79,869,851	5,168,751	84,854,256	19,021,918	103,876,174
Allspring Target 2030 Fund	223,512,331	208,848,542	14,663,789	223,532,739	22,870,527	246,403,266
Allspring Target 2035 Fund	99,182,371	95,273,481	3,908,890	99,182,688	20,704,800	119,887,488
Allspring Target 2040 Fund	238,292,144	225,132,727	13,159,417	238,339,551	14,326,482	252,666,033
Allspring Target 2045 Fund	47,446,058	45,888,573	1,557,485	47,253,508	13,889,937	61,143,445
Allspring Target 2050 Fund	84,622,030	78,307,628	6,314,402	84,700,855	12,052,075	96,752,930
Allspring Target 2055 Fund	12,713,592	13,064,744	(351,152)	12,757,738	9,785,155	22,542,893
Allspring Target 2060 Fund	9,789,037	10,744,484	(955,447)	9,874,591	7,629,817	17,504,408

168  |  Target Date Retirement Funds

Notes to financial statements
Target Fund	Class	Exchange ratio	Number of shares issued by Acquiring Fund
Allspring Target Today Fund	Class A	0.80	2,725,307 [1]
	Class C	0.83	17,217
	Class R4	0.82	63,589
	Class R6	0.82	110,427
	Administrator Class	0.82	538,927
	[1] Amount includes 2,264 shares issued for Class R at an exchange ratio of 0.80.

Allspring Target 2010 Fund	Class A	0.93	2,689,132 [1]
	Class C	0.95	2,438
	Class R4	0.95	75,074
	Class R6	0.94	255,505
	Administrator Class	0.94	442,234
	[1] Amount includes 2,272 shares issued for Class R at an exchange ratio of 0.94.

Allspring Target 2015 Fund	Class A	0.61	2,427,530 [1]
	Class R4	0.61	1,510
	Class R6	0.61	135,654
	Administrator Class	0.63	323,878
	[1] Amount includes 1,948 shares issued for Class R at an exchange ratio of 0.63.

Allspring Target 2020 Fund	Class A	1.04	10,283,358 [1]
	Class C	1.02	117,463
	Class R4	1.07	883,722
	Class R6	1.06	904,968
	Administrator Class	1.06	2,440,526
	[1] Amount includes 9,444 shares issued for Class R at an exchange ratio of 1.03.

Allspring Target 2025 Fund	Class A	0.45	6,281,718 [1]
	Class R4	0.45	70,044
	Class R6	0.44	1,323,169
	Administrator Class	0.45	515,462
	[1] Amount includes 5,720 shares issued for Class R at an exchange ratio of 0.44.

Allspring Target 2030 Fund	Class A	1.02	12,565,972 [1]
	Class C	0.97	73,129
	Class R4	1.04	1,770,935
	Class R6	1.04	2,573,850
	Administrator Class	1.04	4,507,069
	[1] Amount includes 3,960 shares issued for Class R at an exchange ratio of 1.03.

Allspring Target 2035 Fund	Class A	0.63	7,901,606 [1]
	Class R4	0.63	146,363
	Class R6	0.62	1,136,407
	Administrator Class	0.63	425,139
	[1] Amount includes 51,217 shares issued for Class R at an exchange ratio of 0.63.

Allspring Target 2040 Fund	Class A	1.25	15,071,298 [1]
	Class C	1.08	74,765
	Class R4	1.30	2,236,744
	Class R6	1.29	2,646,873
	Administrator Class	1.29	3,479,040
	[1] Amount includes 7,871 shares issued for Class R at an exchange ratio of 1.26.

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Notes to financial statements
Target Fund	Class	Exchange ratio	Number of shares issued by Acquiring Fund
Allspring Target 2045 Fund	Class A	0.68	3,201,742 [1]
	Class R4	0.68	75,045
	Class R6	0.67	1,248,234
	Administrator Class	0.68	124,675
	[1] Amount includes 2,512 shares issued for Class R at an exchange ratio of 0.70.

Allspring Target 2050 Fund	Class A	0.58	3,418,379 [1]
	Class C	0.58	47,585
	Class R4	0.59	1,044,217
	Class R6	0.58	1,896,508
	Administrator Class	0.58	1,818,108
	[1] Amount includes 2,992 shares issued for Class R at an exchange ratio of 0.59.

Allspring Target 2055 Fund	Class A	1.03	502,902 [1]
	Class R4	1.03	62,927
	Class R6	1.02	579,734
	Administrator Class	1.03	92,289
	[1] Amount includes 3,170 shares issued for Class R at an exchange ratio of 1.01.

Allspring Target 2060 Fund	Class A	1.08	91,064 [1]
	Class C	1.09	13,730
	Class R4	1.10	242,449
	Class R6	1.09	399,462
	Administrator Class	1.07	203,693
	[1] Amount includes 2,713 shares issued for Class R at an exchange ratio of 1.07.
Assuming each acquisition had been completed March 1, 2022, the beginning of the annual reporting period for each Acquiring Fund, the pro forma results of operations for the year ended February 28, 2023 would have been as follows (unaudited):
Acquiring Fund	Net investment income	Net realized and unrealized gains (losses) on investments	Net increase (decrease) in net assets resulting from operations
Dynamic Target Today Fund	$1,737,951	$(22,067,780)	$(20,329,829)
Dynamic Target 2015 Fund	762,082	(9,096,681)	(8,334,599)
Dynamic Target 2020 Fund	3,771,804	(25,984,713)	(22,212,910)
Dynamic Target 2025 Fund	2,405,824	(8,349,021)	(5,943,197)
Dynamic Target 2030 Fund	5,718,089	(12,585,969)	(6,867,880)
Dynamic Target 2035 Fund	2,496,016	(2,565,852)	(69,836)
Dynamic Target 2040 Fund	5,694,621	(683,742)	5,010,879
Dynamic Target 2045 Fund	1,233,321	(85,783)	1,147,538
Dynamic Target 2050 Fund	2,400,853	20,389	2,421,242
Dynamic Target 2055 Fund	442,815	484,907	927,722
Dynamic Target 2060 Fund	465,412	542,423	1,007,835
Because the combined investment portfolios have been managed as a single integrated portfolio since each acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of each Target Fund that have been included in each Acquiring Fund’s Statement of Operations since August 29, 2022.
8. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby each Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each

170  |  Target Date Retirement Funds

Notes to financial statements
Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the year ended February 28, 2023, there were no borrowings by each Fund under the agreement.
9. DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the years ended February 28, 2023 and February 28, 2022 were as follows:
	Ordinary income		Long-term capital gain
	2023	2022	2023	2022
Dynamic Target Today Fund	$ 626,288	$329,009	$ 14,006	$313,417
Dynamic Target 2015 Fund	304,882	313,026	11,911	316,467
Dynamic Target 2020 Fund	1,180,607	388,951	13,388	443,007
Dynamic Target 2025 Fund	858,071	647,424	4,052	781,745
Dynamic Target 2030 Fund	2,273,048	660,462	1,424,265	788,970
Dynamic Target 2035 Fund	893,991	653,549	944,536	801,624
Dynamic Target 2040 Fund	2,798,652	551,158	2,520,101	694,592
Dynamic Target 2045 Fund	469,948	458,670	736,217	581,093
Dynamic Target 2050 Fund	988,089	409,147	1,169,318	513,540
Dynamic Target 2055 Fund	198,548	429,569	6,721	546,766
Dynamic Target 2060 Fund	151,740	373,355	6,446	481,800
Dynamic Target 2065 Fund[1]	27,287	N/A	0	N/A
1 The Fund commenced operations on September 13, 2022.
As of February 28, 2023, the components of distributable earnings on a tax basis were as follows:
	Undistributed ordinary income	Unrealized gains (losses)	Capital loss carry forward	Post-October capital losses deferred
Dynamic Target Today Fund	$189,160	$17,252,091	$(1,911,358)	$ (934,963)
Dynamic Target 2015 Fund	82,847	5,628,423	(249,908)	(364,600)
Dynamic Target 2020 Fund	342,108	18,102,155	(1,500,201)	(1,790,064)
Dynamic Target 2025 Fund	220,350	(46,781)	(101,914)	(1,032,320)
Dynamic Target 2030 Fund	32,550	14,903,395	(772,708)	(2,832,944)
Dynamic Target 2035 Fund	285,522	4,592,166	0	(1,388,963)
Dynamic Target 2040 Fund	604,413	16,623,235	0	(3,127,652)
Dynamic Target 2045 Fund	135,927	1,829,326	0	(642,798)
Dynamic Target 2050 Fund	213,469	7,173,531	0	(920,976)
Dynamic Target 2055 Fund	43,674	(21,739)	(937)	(204,819)
Dynamic Target 2060 Fund	37,038	1,190,579	(218,797)	(180,369)
Dynamic Target 2065 Fund	13,752	360,406	(162,125)	(71,122)
10. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of

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Notes to financial statements
business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
11. INDEMNIFICATION
Under each Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to each Fund. Each Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under each Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, each Fund may enter into contracts with service providers that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated.

172  |  Target Date Retirement Funds

Report of independent registered public accounting firm
To the Shareholders of the Funds and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Dynamic Target Today Fund, Allspring Dynamic Target 2015 Fund, Allspring Dynamic Target 2020 Fund, Allspring Dynamic Target 2025 Fund, Allspring Dynamic Target 2030 Fund, Allspring Dynamic Target 2035 Fund, Allspring Dynamic Target 2040 Fund, Allspring Dynamic Target 2045 Fund, Allspring Dynamic Target 2050 Fund, Allspring Dynamic Target 2055 Fund, Allspring Dynamic Target 2060 Fund and Allspring Dynamic Target 2065 Fund (collectively the Funds), twelve of the funds constituting Allspring Funds Trust, including the portfolios of investments, as of February 28, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, except for Allspring Dynamic Target 2065 Fund which is for the period from September 13, 2022 (commencement of operations, to February 28, 2023, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods from June 1, 2017 to February 28, 2023. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of February 28, 2023, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or period then ended, and the financial highlights for each of the years or periods from June 1, 2017 to February 28, 2023, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of February 28, 2023, by correspondence with the transfer agent and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
April 26, 2023

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Other information (unaudited)
TAX INFORMATION
For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, the percentage of ordinary income dividends qualifying for the corporate dividends-received deduction was as follows for the fiscal year ended February 28, 2023:
Dividends-received deduction
Dynamic Target Today Fund	15%
Dynamic Target 2015 Fund	17
Dynamic Target 2020 Fund	22
Dynamic Target 2025 Fund	27
Dynamic Target 2030 Fund	34
Dynamic Target 2035 Fund	37
Dynamic Target 2040 Fund	27
Dynamic Target 2045 Fund	39
Dynamic Target 2050 Fund	33
Dynamic Target 2055 Fund	40
Dynamic Target 2060 Fund	39
Dynamic Target 2065 Fund	45
Pursuant to Section 852 of the Internal Revenue Code, the following amounts were designated as a 20% rate gain distribution for the fiscal year ended February 28, 2023:
20% rate gain distribution
Dynamic Target Today Fund	$ 14,006
Dynamic Target 2015 Fund	11,911
Dynamic Target 2020 Fund	13,388
Dynamic Target 2025 Fund	4,052
Dynamic Target 2030 Fund	1,424,265
Dynamic Target 2035 Fund	944,536
Dynamic Target 2040 Fund	2,520,101
Dynamic Target 2045 Fund	736,217
Dynamic Target 2050 Fund	1,169,318
Dynamic Target 2055 Fund	6,721
Dynamic Target 2060 Fund	6,446

174  |  Target Date Retirement Funds

Other information (unaudited)
Pursuant to Section 854 of the Internal Revenue Code, the following amounts of income dividends paid during the fiscal year ended February 28, 2023 have been designated as qualified dividend income (QDI):
QDI
Dynamic Target Today Fund	$ 175,361
Dynamic Target 2015 Fund	100,028
Dynamic Target 2020 Fund	477,064
Dynamic Target 2025 Fund	432,015
Dynamic Target 2030 Fund	1,456,063
Dynamic Target 2035 Fund	642,317
Dynamic Target 2040 Fund	1,462,690
Dynamic Target 2045 Fund	376,717
Dynamic Target 2050 Fund	648,906
Dynamic Target 2055 Fund	178,921
Dynamic Target 2060 Fund	135,645
Dynamic Target 2065 Fund	23,359
For the fiscal year ended February 28, 2023, the following amounts have been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code:
Interest-related dividends
Dynamic Target Today Fund	$ 367,255
Dynamic Target 2015 Fund	164,057
Dynamic Target 2020 Fund	595,026
Dynamic Target 2025 Fund	368,761
Dynamic Target 2030 Fund	816,246
Dynamic Target 2035 Fund	258,103
Dynamic Target 2040 Fund	439,360
Dynamic Target 2045 Fund	82,329
Dynamic Target 2050 Fund	93,565
Dynamic Target 2055 Fund	20,353
Dynamic Target 2060 Fund	14,871
Dynamic Target 2065 Fund	4,445
For the fiscal year ended February 28, 2023, the following amounts have been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code:
Short-term capital gain dividends
Dynamic Target 2035 Fund	$ 27,006
Dynamic Target 2040 Fund	1,230,228
Dynamic Target 2045 Fund	42,933
Dynamic Target 2050 Fund	370,443

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Other information (unaudited)
For the fiscal year ended February 28, 2023, the percentage of ordinary income distributed which was derived from interest on U.S. government securities was as follows:
% of U.S. government income
Dynamic Target Today Fund	15%
Dynamic Target 2015 Fund	13
Dynamic Target 2020 Fund	13
Dynamic Target 2025 Fund	11
Dynamic Target 2030 Fund	7
Dynamic Target 2035 Fund	7
Dynamic Target 2040 Fund	4
Dynamic Target 2045 Fund	4
Dynamic Target 2050 Fund	2
Dynamic Target 2055 Fund	2
Dynamic Target 2060 Fund	2
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

176  |  Target Date Retirement Funds

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

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Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

178  |  Target Date Retirement Funds

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Target Date Retirement Funds  |  179

Appendix (unaudited)
On February 28, 2023, the Dynamic Target Blended Indexes were composed of the following indexes:
	Dynamic Target Today Blended Index	Dynamic Target 2015 Blended Index	Dynamic Target 2020 Blended Index
Bloomberg U.S. Aggregate ex-Corporate Index	29.57%	27.35%	23.65%
Bloomberg U.S. Government Intermediate Bond Index	2.52%	2.33%	2.02%
Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index	15.39%	14.23%	12.31%
JP Morgan EMBI Global Diversified Index	5.00%	4.63%	4.00%
Allspring Factor Enhanced Emerging Markets Index (Net)	5.00%	4.63%	4.00%
Allspring Factor Enhanced International Index (Net)	3.33%	3.71%	4.33%
Allspring Factor Enhanced Large Cap Index	2.52%	2.33%	2.02%
Allspring Factor Enhanced Small Cap Index	2.96%	3.29%	3.85%
Allspring U.S. High Yield Bond Index	9.88%	10.99%	12.84%
Allspring U.S. Investment Grade Corporate Bond Index	19.07%	21.22%	24.79%
Allspring U.S. REIT Index	4.76%	5.29%	6.19%
Average annual total returns (%) as of February 28, 2023
	1 year	5 year	10 year
Bloomberg U.S. Aggregate ex-Corporate Index1*	(9.47)	0.28	–
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index[2]	(5.45)	2.85	4.09
Bloomberg U.S. Corporate Investment Grade Index[3]	(10.43)	1.12	2.04
Bloomberg U.S. Government Intermediate Bond Index[4]	(6.27)	0.68	0.67
Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index[5]	(6.98)	2.77	1.30
Dow Jones U.S. Select REIT Index[6]	(13.43)	6.02	5.87
JP Morgan EMBI Global Diversified Index[7]	(8.64)	(0.73)	1.85
MSCI Emerging Markets Index (Net) (USD)[8]	(15.28)	(1.87)	1.52
MSCI World ex USA Index (Net) (USD)[9]	(3.75)	2.99	4.77
Russell 1000® Index[10]	(8.21)	9.68	12.09
Russell 2000® Index[11]	(6.02)	6.01	9.06
*	The inception date of the index is December 2015.
[1]	The Bloomberg U.S. Aggregate ex-Corporate Index is a broad-based benchmark that includes Treasuries, government-related securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency). You cannot invest directly in an index.
[2]	The Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index is an unmanaged index comprised of fixed rate, non-investment grade debt securities that are dollar denominated and non-convertible. The index limits the maximum exposure to any one issuer to 2%. You cannot invest directly into an index.
[3]	The Bloomberg U.S. Corporate Investment Grade Index is a broad based benchmark that measures the investment grade, fixed-rate, taxable, corporate bond market. Bloomberg U.S. Credit - Financial Institutions Index. You cannot invest directly into an index.
[4]	The Bloomberg U.S. Government Intermediate Bond Index is an unmanaged index composed of U.S. government securities with maturities in the 1- to 10-year range, including securities issued by the U.S. Treasury and U.S. government agencies. You cannot invest directly in an index.
[5]	Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index measures the performance of the U.S. Treasury Inflation Protected Securities (TIPS) market with maturities more than 1 year and less than 10 years. Federal Reserve holdings of U.S. TIPS are not index eligible and are excluded from the face amount outstanding of each bond in the index. You cannot invest directly in an index.

180  |  Target Date Retirement Funds

Appendix (unaudited)
Dynamic Target 2025 Blended Index	Dynamic Target 2030 Blended Index	Dynamic Target 2035 Blended Index	Dynamic Target 2040 Blended Index	Dynamic Target 2045 Blended Index	Dynamic Target 2050 Blended Index	Dynamic Target 2055 Blended Index	Dynamic Target 2060 Blended Index	Dynamic Target 2065 Blended Index
20.09%	16.08%	12.82%	10.06%	7.10%	4.14%	2.96%	2.96%	2.96%
1.70%	1.35%	1.08%	0.85%	0.60%	0.35%	0.25%	0.25%	0.25%
10.45%	8.37%	6.67%	5.24%	3.70%	2.16%	1.54%	1.54%	1.54%
2.53%	0.92%	0.17%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
2.53%	0.92%	0.17%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
3.76%	2.03%	0.47%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
1.70%	1.35%	1.08%	0.85%	0.60%	0.35%	0.25%	0.25%	0.25%
4.71%	5.84%	6.70%	7.38%	7.97%	8.52%	8.74%	8.74%	8.74%
15.70%	19.44%	22.48%	24.69%	26.62%	28.50%	29.26%	29.26%	29.26%
29.45%	34.95%	38.69%	40.74%	42.73%	44.78%	45.60%	45.60%	45.60%
7.38%	8.75%	9.67%	10.19%	10.68%	11.20%	11.40%	11.40%	11.40%
[6]	The Dow Jones U.S. Select REIT Index tracks the performance of publicly traded REITs and REIT-like securities and is designed to serve as a proxy for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate. The index is a subset of the Dow Jones U.S. Select Real Estate Securities Index (RESI). You cannot invest directly into an index.
[7]	The JP Morgan Emerging Markets Bond Index (“EMBI”) Global Diversified Index is a composite index representing an unleveraged investment in emerging market bonds that is broadly based across the spectrum of emerging market bonds and includes reinvestment of income (to represent real assets). You cannot invest directly in an index.
[8]	The Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[9]	The MSCI World ex USA Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. You cannot invest directly in an index.
[10]	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.
[11]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

Target Date Retirement Funds  |  181

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Funds' website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Allspring Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Funds' website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-03032023-eiminvoh 04-23
AR3369 02-23

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by the report, Allspring Funds Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Allspring Funds Trust has determined that Isaiah Harris is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Harris is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the Registrant by the Registrant’s principal accountant. These fees were billed to the registrant and were approved by the Registrant’s audit committee.

	Fiscal	Fiscal
	year ended	year ended
	February 28, 2023	February 28, 2022
Audit fees	$295,890	$457,680
Audit-related fees	—	—
Tax fees (1)	69,570	95,910
All other fees	—	—

	$365,460	$553,590

(1)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e) The Chair of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Allspring Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chair, Management shall prepare a brief description of the proposed services.

If the Chair approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(f) Not applicable

(g) Not applicable

(h) Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for each series of Allspring Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1) Code of Ethics.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date: April 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date: April 26, 2023

By:	/s/Jeremy DePalma

Jeremy DePalma
Treasurer

Date: April 26, 2023